SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


FORM N-1A


REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No._____

Post-Effective Amendment No.   24

and

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940

SMITH BARNEY WORLD FUNDS, INC.

 (Exact name of Registrant as Specified
 in the Articles of Incorporation)

388 Greenwich Street, New York, New York 10013
(Address of Principal Executive Offices)(Zip Code)

           (212) 816-6474
(Registrant's Telephone Number, Including Area Code)

Christina T. Sydor
388 Greenwich Street, New York, New York 10013 (22nd floor)
(Name and Address of Agent For Service)


Approximate Date of Public Offering: Continuous

It is proposed that this filing will become effective
(check appropriate box)

 ____  Immediately upon filing pursuant to paragraph (b)
_ XXX  On February 28, 2000 pursuant to paragraph (b)
_____  60 days after filing pursuant to paragraph (a)
(1)
_____  On (date) pursuant to paragraph (a) (1)
_____  75 days after filing pursuant to paragraph (a)
(2)
_____  On (date) pursuant to paragraph (a) (2) of Rule
485.

If appropriate, check the following box:

_____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

PART A  Prospectus
[LOGO] Smith Barney Mutual Funds
       (R)

                           PROSPECTUS

                           Global
                           Government
                           Bond Portfolio

                           Class A, B, L and Y Shares
                           -----------------------------------------------------
                           February 28, 2000

The Securities and Exchange Commission has not approved the fund's shares as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Global Government Bond Portfolio

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                        Contents
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                        Investments, risks and performance .................   2

                        More on the fund's investments .....................   6

                        Management .........................................   7

                        Choosing a class of shares to buy ..................   8

                        Comparing the fund's classes. ......................   9

                        Sales charges ......................................  10

                        More about deferred sales charges ..................  12

                        Buying shares ......................................  13

                        Exchanging shares ..................................  14

                        Redeeming shares ...................................  16

                        Other things to know about share transactions ......  18

                        Smith Barney 401(k) and ExecChoice(TM) programs ....  20

                        Dividends, distributions and taxes .................  21

                        Share price ........................................  22

                        Financial highlights ...............................  22

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.


                                                   Smith Barney Mutual Funds   1

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Investments, risks and performance
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Investment objective

The fund seeks as high a level of current income and capital appreciation as is consistent with its policy of investing principally in high quality bonds of the United States and foreign governments.


Principal investment strategies


Key investments The fund invests primarily in high quality bonds issued or guaranteed by the United States or foreign governments, their political subdivisions or their agencies, authorities, or instrumentalities. These bonds may be of any maturity or duration and may be denominated in various currencies.

Selection process In seeking to achieve its income objective, the manager considers and compares the relative yields of various obligations of various developed nations. In seeking to achieve its capital appreciation objective, the manager seeks the best values currently available in the marketplace. In both cases, the manager uses quantitative techniques to measure and assess risk. Depending on the manager's outlook, the fund's emphasis among foreign markets and between capital appreciation and income oriented investments may vary. The fund will not invest more than 45% of its assets in a single country, other than the United States. Allocation of the fund's investments will depend upon the relative attractiveness of the global markets and particular issuers.

In allocating assets among countries and regions, the economic and political factors the manager looks for include:

o Political and economic stability and favorable inflation and government deficit prospects

o     Favorable currency movements

In selecting securities of particular issuers, the manager looks for:

o Favorable yield, maturity, issue classification and quality characteristics

o     Strong financial condition or stable or improving credit quality


2  Global Government Bond Portfolio

Principal risks of investing in the fund

Investing in global government securities can bring added benefits, but it may also involve risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

o Government bond investments lose their value due to an increase in market interest rates in one or more regions, a decline in a government's credit rating or financial condition or a default by a government

o Adverse governmental action or, political, economic or market instability affects a foreign country or region

o An unhedged currency in which a security is priced declines in value relative to the U.S. dollar

o The manager's judgment about the attractiveness, relative yield, value or potential appreciation of a particular security, or the stability of a particular government proves to be incorrect

Economic and Monetary Union (EMU) and the introduction of a single European currency (the Euro), which began on January 1, 1999, may increase uncertainties relating to investment in European markets.
Among other things, EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expectation of economic benefits, however, there are significant risks associated with EMU. Monetary and economic union on this scale has not been attempted before, and there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions.

The fund invests in certain European countries where the securities markets are less liquid and more volatile than markets in the U.S. In some European countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risks of investing in the emerging markets of Eastern Europe are substantially greater than investing in the more developed markets of Western Europe.

The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund concentrates its assets in a particular issuer the fund will be more susceptible to the negative events affecting that issuer.

extent
the fund concentrates its assets in a particular issuer the fund will be more susceptible to the negative events affecting that issuer.

Who may want to invest The fund may be an appropriate investment if you:

o Are seeking current income and an opportunity to participate in the global bond markets

o Currently have exposure to U.S. and foreign stock markets or U.S. bond markets and wish to broaden your investment portfolio

o Are comfortable with the risks of fixed income securities and the special risks of investing in foreign securities, including emerging market securities

o Are seeking higher but potentially more volatile returns than those offered by U.S. fixed income investments


                                                   Smith Barney Mutual Funds   3

Risk return bar chart

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future. This bar chart shows the performance of the fund's Class A shares for each of the past eight years. Class B, L and Y shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

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                         Total Return for Class A Shares
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                               [GRAPHIC OMITTED]

   [The following table was depicted as a bar chart in the printed material.]

                        Calendar years ended December 31

     1992      1993      1994      1995     1996     1997     1998     1999
     ----      ----      ----      ----     ----     ----     ----     ----
     0.91%    19.13%    (3.99)%    15.36%    7.52%    8.15%    8.25%   (3.44)%

Quarterly returns:

Highest: 5.14% in 2nd quarter 1993; Lowest: (3.61)% in 1st quarter 1992

Risk return table

This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the J.P. Morgan Global Government Bond Market Index ("MGBM Index"), a broad-based unmanaged index of foreign debt securities. This table assumes the imposition of the maximum sales charge applicable to the class, the redemption of shares at the end of the period, and the reinvestment of distributions and dividends.


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                          Average Annual Total Returns
                     Calendar Years Ended December 31, 1999
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   Class         1 year   5 years   10 years    Since Inception   Inception Date
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     A           (7.65)%   6.03%       n/a           6.76%           07/22/91
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     B           (7.87)%   6.24%       n/a           6.44%           11/10/94
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     L           (5.52)%   6.21%       n/a           6.32%           01/04/93
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     Y           (2.97)%   7.12%       n/a           6.88%           02/19/93
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MGBM Index       (5.08)%   6.69%       n/a           6.45%               *
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*     Index comparison begins on July 31, 1991


4   Global Government Bond Portfolio

Fee table


This table sets forth the fees and expenses you will pay if you invest in fund shares.


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                                Shareholder fees
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(fees paid directly from your investment)   Class A   Class B   Class L  Class Y
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Maximum sales charge (load) imposed
on purchases (as a % of offering price)       4.50%*    None     1.00%    None
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Maximum deferred sales charge
(load) (as a % of the lower of net
asset value at purchase or redemption)         None*    4.50%    1.00%    None
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                         Annual fund operating expenses
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(expenses deducted from fund assets)        Class A   Class B   Class L  Class Y
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Management fee                                0.75%     0.75%    0.75%    0.75%
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Distribution and service (12b-1) fees         0.25%     0.75%    0.70%    None
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Other expenses                                0.26%     0.31%    0.27%    0.16%
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Total annual fund operating expenses          1.26%     1.81%    1.72%    0.91%
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*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

o     You invest $10,000 in the fund for the period shown

o     Your investment has a 5% return each year

o     You reinvest all distributions and dividends without a sales charge

o     The fund's operating expenses remain the same

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                       Number of years you own your shares
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                                              1 year  3 years  5 years  10 years
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Class A (with or without redemption)           $573     $832    $1,110   $1,904
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Class B (redemption at end of period)          $634     $869    $1,080   $1,981
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Class B (no redemption)                        $184     $569    $  980   $1,981
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Class L (redemption at end of period)          $374     $636    $1,024   $2,110
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Class L (no redemption)                        $273     $636    $1,024   $2,110
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Class Y (with or without redemption)           $ 93     $290    $  504   $1,120
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                                                   Smith Barney Mutual Funds   5

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More on the fund's investments
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Other debt securities In addition to high quality debt securities of developed country governments, the fund may also invest up to 10% of its assets in debt instruments, including loans and loan participations, of governmental issuers in developing countries. Lower quality securities may be unrated or below investment grade or in default. These securities may be speculative and involve high risk of loss. The fund may also invest up to 35% of its assets in U.S. and foreign non-governmental debt securities that are rated A or better at the time of purchase or, if unrated, are of comparable quality.

Derivatives and hedging techniques The fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

o To hedge against the economic impact of adverse changes in the market value of its securities because of changes in bond prices, currency exchange rates or interest rates

o     As a substitute for buying or selling currencies or securities

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund's bond, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when bond prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

Impact of High Portfolio Turnover The fund may engage in active and frequent trading. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.


6  Global Government Bond Portfolio

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Management
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Manager The fund's investment manager is SSB Citi Fund Management LLC, an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. Smith Barney Global Capital Management, Inc., a U.S. registered investment adviser located at 10 Piccadilly, London, England, furnishes the manager with information, advice and assistance and is available for consultation to the fund.

Denis Mangan, investment officer of the manager and managing director of Smith Barney Global Capital Management, Inc., has been responsible for the day-to-day management of the fund since 1995.

Management fee For its services, the manager received a fee during the fund's last fiscal year equal to 0.75% of the fund's average daily net assets.

Distributor The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A, B and L shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Transfer agent and shareholder servicing agent Smith Barney Private Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent. PFPC Global Fund Services serves as the fund's sub-transfer (the "sub-transfer agent") to render certain shareholder record keeping and accounting services and functions.

Year 2000 issue As the year 2000 began, there were few problems caused by the inability of certain computer systems to tell the difference between the year 2000 and the year 1900 (commonly known as the "Year 2000" issue). It is still possible that some computer systems could malfunction in the future because of the Year 2000 issue or as a result of actions taken to address the Year 2000 issue. Fund management does not anticipate that its services or those of the Fund's other service providers will be adversely affected, but Fund management will continue to monitor the situation. If malfunctions related to the Year 2000 issue do arise, the Fund and its investments could be negatively affected.


                                                   Smith Barney Mutual Funds   7

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Choosing a class of shares to buy
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You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

o If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.

o For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.

o Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:

o     A Salomon Smith Barney Financial Consultant

o An investment dealer in the selling group or a broker that clears through Salomon Smith Barney -- a dealer representative

o The fund, but only if you are investing through certain qualified plans or certain dealer representatives

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

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                                               Initial              Additional
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                                     Classes A, B, L    Class Y    All Classes
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General                                  $1,000       $15 million      $50
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IRAs, Self Employed Retirement Plans,
Uniform Gift to Minor Accounts            $250        $15 million      $50
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Qualified Retirement Plans*                $25        $15 million      $25
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Simple IRAs                                $1             n/a          $1
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Monthly Systematic Investment Plans        $25            n/a          $25
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Quarterly Systematic Investment Plans      $50            n/a          $50

*Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans


8  Global Government Bond Portfolio

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Comparing the fund's classes
--------------------------------------------------------------------------------

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different compensation depending upon which class you choose.

----------------------------------------------------------------------------------------------------
                  Class A                Class B              Class L               Class Y
----------------------------------------------------------------------------------------------------
Key features  o  Initial sales      o  No initial sales   o  Initial sales      o  No initial or
                 charge                charge                charge is lower       deferred sales
                                                             than Class A          charge
              o  You may qualify    o  Deferred sales
                 for reduction or      charge declines    o  Deferred sales     o  Must invest at
                 waiver of initial     over time             charge for only 1     least $15 million
                 sales charge                                year
                                    o  Converts to Class                        o  Lower annual
              o  Lower annual          A after 8 years    o  Does not convert      expenses than the
                 expenses than                               to Class A            other classes
                 Class B and        o  Higher annual
                 Class L               expenses than      o  Higher annual
                                       Class A               expenses than
                                                             Class A
----------------------------------------------------------------------------------------------------
Initial       Up to 4.50%; reduced  None                  1.00%                 None
sales         for large purchases
charge        and waived for
              certain investors;
              no charge for
              purchases of
              $500,000 or more
----------------------------------------------------------------------------------------------------
Deferred      1% on purchases of    Up to 4.50% charged   1% if you redeem      None
sales charge  $500,000 or more if   when you redeem       within 1 year of
              you redeem within 1   shares. The charge    purchase
              year of purchase      is reduced over time
                                    and there is no
                                    deferred sales
                                    charge after 6 years
----------------------------------------------------------------------------------------------------
Annual        0.25% of average      0.75% of average daily   0.70% of average daily   None
distribution  daily net assets      net assets            net assets
and service
fees
----------------------------------------------------------------------------------------------------
Exchange      Class A shares        Class B shares        Class L shares        Class Y shares
privilege*    of most Smith         of most Smith         of most Smith         of most Smith
              Barney funds          Barney funds          Barney funds          Barney funds
----------------------------------------------------------------------------------------------------

*Ask your Salomon Smith Barney Financial Consultant, dealer representative or visit the web site for the Smith Barney funds available for exchange.


                                                   Smith Barney Mutual Funds   9

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Sales charges
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Class A shares

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

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                                                      Sales Charge as a % of:
                                                   Offering          Net amount
Amount of purchase                                 price (%)        invested (%)
--------------------------------------------------------------------------------
Less than $25,000                                     4.50              4.71
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$25,000 but less than $50,000                         4.00              4.17
--------------------------------------------------------------------------------
$50,000 but less than $100,000                        3.50              3.63
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$100,000 but less than $250,000                       2.50              2.56
--------------------------------------------------------------------------------
$250,000 but less than $500,000                       1.50              1.52
--------------------------------------------------------------------------------
$500,000 or more                                      0.00              0.00
--------------------------------------------------------------------------------

Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

Accumulation privilege--lets you combine the current value of Class A shares owned

      o     by you, or

      o     by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.


10  Global Government Bond Portfolio

o Letter of intent- lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

o     Employees of members of the NASD

o     403(b) or 401(k) retirement plans, if certain conditions are met

o Clients of newly employed Salomon Smith Barney Financial Consultants, if certain conditions are met

o Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").

Class B shares

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

--------------------------------------------------------------------------------
                                                                    6th through
Year after purchase            1st       2nd    3rd      4th     5th    8th
--------------------------------------------------------------------------------
Deferred sales charge          4.5%       4%     3%       2%      1%     0%
--------------------------------------------------------------------------------

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

--------------------------------------------------------------------------------
Shares issued:         Shares issued:                  Shares issued:
At initial             On reinvestment of              Upon exchange from
purchase               dividends and                   another Smith Barney
                       distributions                   fund
--------------------------------------------------------------------------------
Eight years            In same proportion as           On the date the shares
after the date         the number of Class B           originally acquired
of purchase            shares converting is to         would have converted
                       total Class B shares you        into Class A shares
                       own (excluding shares
                       issued as dividends)


                                                  Smith Barney Mutual Funds   11

Class L shares

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

Class Y shares

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000. The initial investment requirement is $2,000,000 for an institutional advisory client of a Citigroup investment advisor.

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More about deferred sales charges
--------------------------------------------------------------------------------

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

o     Shares exchanged for shares of another Smith Barney fund

o     Shares representing reinvested distributions and dividends

o     Shares no longer subject to the deferred sales charge

Each time you place a request to sell shares, the fund will first sell any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.


12  Global Government Bond Portfolio

Deferred sales charge waivers

The deferred sales charge for each share class will generally be waived:

o     On payments made through certain systematic withdrawal plans

o     On certain distributions from a retirement plan

o     For involuntary redemptions of small account balances

o     For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

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Buying shares
--------------------------------------------------------------------------------
          Through a   You should contact your Salomon Smith Barney Financial
      Salomon Smith   Consultant or dealer representative to open a brokerage
   Barney Financial   account and make arrangements to buy shares.
         Consultant
          or dealer   If you do not provide the following information, your
     representative   order will be rejected

                      o   Class of shares being bought

                      o   Dollar amount or number of shares being bought

                      You should pay for your shares through your brokerage
                      account no later than the third business day after you
                      place your order. Salomon Smith Barney or your dealer
                      representative may charge an annual account maintenance
                      fee.
--------------------------------------------------------------------------------
        Through the   Qualified retirement plans and certain other investors who
fund's sub-transfer   are clients of the selling group are eligible to buy
              agent   shares directly from the fund.

                      o   Write the sub-transfer agent at the following address:

                                Smith Barney World Funds, Inc.
                                Global Government Bond Portfolio
                                (Specify class of shares)
                                c/o PFPC Global Fund Services
                                P.O. Box 9699
                                Providence, RI 02940-9699

                      o Enclose a check to pay for the shares. For initial purchases, complete and send an account application.

                      o For more information, call the transfer agent at 1-800-451-2010.
--------------------------------------------------------------------------------


                                                  Smith Barney Mutual Funds   13

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                      You may authorize Salomon Smith Barney, your dealer Through a representative or the sub-transfer agent to transfer funds systematic automatically from a regular bank account, cash held in a investment plan Salomon Smith Barney brokerage account or Smith Barney money market fund to buy shares on a regular basis.

                      o Amounts transferred should be at least: $25 monthly or $50 quarterly.

                      o If you do not have sufficient funds in your account on a transfer date, Salomon Smith Barney, your dealer representative or the sub-transfer agent may charge you a fee.

                      For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the SAI.

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Exchanging shares
--------------------------------------------------------------------------------

 Smith Barney offers  You should contact your Salomon Smith Barney Financial a distinctive family  Consultant or dealer representative to exchange into other of funds tailored  Smith Barney funds. Be sure to read the prospectus of the to help meet Smith Barney fund you are exchanging into. An exchange is the varying needs a taxable transaction.
   of both large and
    small investors.  o   You may exchange shares only for shares of the same
                          class of another Smith Barney fund. Not all Smith
                          Barney funds offer all classes.

                      o Not all Smith Barney funds may be offered in your state of residence. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent.

                      o You must meet the minimum investment amount for each fund.

                      o If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.

                      o The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.
--------------------------------------------------------------------------------


14  Global Government Bond Portfolio

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           Waiver of Your shares will not be subject to an initial sales charge additional at the time of the exchange.
       sales charges
                      Your deferred sales charge (if any) will continue to be measured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
--------------------------------------------------------------------------------
        By telephone  If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time).

                      You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------
             By mail If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the sub-transfer agent at the address on the following page.

                                                  Smith Barney Mutual Funds   15

--------------------------------------------------------------------------------
Redeeming shares
--------------------------------------------------------------------------------

           Generally  Contact your Salomon Smith Barney Financial Consultant or dealer representative to redeem shares of the fund.

                      If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                      If the shares are held by a fiduciary or corporation, other documents may be required.

                      Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                      If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------
             By mail For accounts held directly at the fund, send written requests to the sub-transfer agent at the following address:

                          Smith Barney World Funds, Inc.
                          Global Government Bond Portfolio
                          (Specify class of shares)
                          c/o PFPC Global Fund Services
                          P.O. Box 9699
                          Providence, RI 02940-9699

                      Your written request must provide the following:

                      o   Your account number

                      o The class of shares and the dollar amount or number of shares to be redeemed

                      o   Signatures of each owner exactly as account is
                          registered
--------------------------------------------------------------------------------


16  Global Government Bond Portfolio

--------------------------------------------------------------------------------
        By telephone  If you do not have a brokerage account, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time).

                      Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other documents.
--------------------------------------------------------------------------------
                      You can arrange for the automatic redemption of a portion of your shares on a monthly or quarterly basis. To qualify you must own shares of the fund with a value of at least
      Automatic cash $10,000 ($5,000 for retirement plan accounts) and each withdrawal plans automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

                      The following conditions apply:

                      o   Your shares must not be represented by certificates

                      o   All dividends and distributions must be reinvested

                      For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.
--------------------------------------------------------------------------------


                                                  Smith Barney Mutual Funds   17

--------------------------------------------------------------------------------
Other things to know about share transactions
--------------------------------------------------------------------------------

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

o     Name of the fund

o     Account number

o     Class of shares being bought, exchanged or redeemed

o     Dollar amount or number of shares being bought, exchanged or redeemed

o     Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

o     Are redeeming over $10,000 of shares

o Are sending signed share certificates or stock powers to the sub-transfer agent

o Instruct the sub-transfer agent to mail the check to an address different from the one on your account

o     Changed your account registration

o     Want the check paid to someone other than the account owner(s)

o Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.


18  Global Government Bond Portfolio

The fund has the right to:

o     Suspend the offering of shares

o     Waive or change minimum and additional investment amounts

o     Reject any purchase or exchange order

o     Change, revoke or suspend the exchange privilege

o     Suspend telephone transactions

o Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.


                                                  Smith Barney Mutual Funds   19

--------------------------------------------------------------------------------
Smith Barney 401(k) and ExecChoice(TM) programs
--------------------------------------------------------------------------------

You may be eligible to participate in the Smith Barney 401(k) program or the Smith Barney ExecChoice(TM) program. The fund offers Class A and Class L shares to participating plans as investment alternatives under the programs. You can meet minimum investment and exchange amounts by combining the plan's investments in any of the Smith Barney funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment. Once a class of shares is chosen, all additional purchases must be of the same class.

o     Class A shares may be purchased by plans investing at least $1 million.

o Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible for exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange sooner in the following circumstances:

            If the account was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds) all Class L shares are eligible for exchange after the plan is in the program 5 years.

            If the account was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L shares (other than money market funds) on December 31 in any year, all Class L shares are eligible for exchange on or about March 31 of the following year.

For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.


20  Global Government Bond Portfolio

--------------------------------------------------------------------------------
Dividends, distributions and taxes
--------------------------------------------------------------------------------

Dividends The fund generally declares and pays monthly dividends and makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class that you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

--------------------------------------------------------------------------------
    Transaction                                   Federal tax status
--------------------------------------------------------------------------------
Redemption or exchange of shares                  Usually capital gain or loss;
                                                  long-term  only if  shares
                                                  owned more than one year
--------------------------------------------------------------------------------
Long-term capital gain distributions              Long-term capital gain
--------------------------------------------------------------------------------
Short-term capital gain distributions             Ordinary income
--------------------------------------------------------------------------------
Dividends                                         Ordinary income
--------------------------------------------------------------------------------

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a long-term capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.


                                                   Smith Barney Mutual Funds  21

--------------------------------------------------------------------------------
Share price
--------------------------------------------------------------------------------

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed on the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quotations. The fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer representative before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

--------------------------------------------------------------------------------
Financial highlights
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, is included in the annual report (available upon request).


22  Global Government Bond Portfolio

--------------------------------------------------------------------------------
For a Class A share of capital stock
outstanding throughout each year ended October 31:
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                   1999(1)    1998(1)    1997(1)     1996(1)       1995
-----------------------------------------------------------------------------------------
Net asset value,
beginning of year                 $ 11.88    $  12.22    $ 12.55    $  12.30     $  11.68
-----------------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income              0.51        0.54       0.59        0.70         0.92(2)
  Net realized and
  unrealized gain (loss)            (0.69)       0.39       0.38        0.42         0.48
-----------------------------------------------------------------------------------------
Total income (loss)
from operations                     (0.18)       0.93       0.97        1.12         1.40
-----------------------------------------------------------------------------------------
Less distribution from:
  Net investment income(3)          (0.52)      (0.22)     (1.22)      (0.87)       (0.78)
  Net realized gains                   --       (0.60)     (0.08)         --           --
  Capital                              --       (0.45)        --          --           --
-----------------------------------------------------------------------------------------
Total distributions                 (0.52)      (1.27)     (1.30)      (0.87)       (0.78)
-----------------------------------------------------------------------------------------
Net asset value, end of year      $ 11.18    $  11.88    $ 12.22    $  12.55     $  12.30
-----------------------------------------------------------------------------------------
Total return(4)                     (1.62)%      8.08%      8.21%       9.41%       12.40%
-----------------------------------------------------------------------------------------
Net assets, end of year (000)'s   $68,532    $ 88,836    $94,957    $106,536     $123,917
-----------------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses(5)                        1.26%       1.22%      1.26%       1.26%        1.38%
  Net investment income              4.39        4.58       4.82        5.69         7.44
-----------------------------------------------------------------------------------------
Portfolio turnover rate               164%        287%       367%        133%         195%
-----------------------------------------------------------------------------------------

(1)   Per share amounts calculated using the monthly average shares method.

(2)   Includes realized gains and losses from foreign currency transactions.

(3) Distributions from net investment income include short-term capital gains, if any, for federal income tax purposes.

(4) Total return does not reflect any applicable sales loads or deferred sales charges.

(5) During the years ended October 31, 1996 and October 31, 1995, the fund earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios would have been 1.24% and 1.32%, respectively.


                                                  Smith Barney Mutual Funds   23

--------------------------------------------------------------------------------
For a Class B share of capital stock
outstanding throughout each year ended October 31:
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                     1999(1)   1998(1)      1997(1)     1996(1)    1995(2)
------------------------------------------------------------------------------------------
Net asset value, beginning of year   $11.87    $ 12.22     $ 12.50     $ 12.26     $ 11.57
------------------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income                0.45       0.47        0.52        0.63        0.78(3)
  Net realized and
   unrealized gain (loss)             (0.69)      0.39        0.38        0.42        0.57
------------------------------------------------------------------------------------------
Total income  from operations         (0.24)      0.86        0.90        1.05        1.35
------------------------------------------------------------------------------------------
Less distribution from:
  Net investment income(4)            (0.47)     (0.19)      (1.10)      (0.81)      (0.66)
  Net realized gains                     --      (0.60)      (0.08)         --          --
  Capital                                --      (0.42)         --          --          --
------------------------------------------------------------------------------------------
Total distributions                   (0.47)     (1.21)      (1.18)      (0.81)      (0.66)
------------------------------------------------------------------------------------------
Net asset value, end of year         $11.16    $ 11.87     $ 12.22     $ 12.50     $ 12.26
------------------------------------------------------------------------------------------
Total return(5)                       (2.11)%     7.46%       7.62%       8.83%      11.97%(6)
------------------------------------------------------------------------------------------
Net assets, end of year (000)'s      $9,485    $14,569     $19,690     $25,970     $35,159
------------------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses(7)                          1.81%      1.77%       1.80%       1.81%       1.92%(8)
  Net investment income                3.86       3.93        4.24        5.15        6.65(8)
------------------------------------------------------------------------------------------
Portfolio turnover rate                 164%       287%        367%        133%        195%
------------------------------------------------------------------------------------------

(1)   Per share amounts calculated using the monthly average shares method.

(2)   For the period from November 18, 1994 (inception date) to October 31,
      1995.

(3)   Includes realized gains and losses from foreign currency transactions.

(4) Distributions from net investment income include short-term capital gains, if any, for federal income tax purposes.

(5) Total return does not reflect any applicable sales loads or deferred sales charges.

(6)   Not annualized.

(7) During the year ended October 31, 1996 and the period ended October 31,1995, the fund earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios would have been 1.78% and 1.86% (8), respectively.

(8)   Annualized.


24  Global Government Bond Portfolio

--------------------------------------------------------------------------------
For a Class L share of capital stock
outstanding throughout each year ended October 31:
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                  1999(1)   1998(1)(2)  1997(1)    1996(1)   1995(2)
-------------------------------------------------------------------------------------
Net asset value,
beginning of  year                $11.86     $12.19     $12.47     $12.23     $11.68
-------------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income             0.46       0.48       0.53       0.64       0.85(3)
  Net realized and unrealized
  gain (loss)                      (0.70)      0.40       0.38       0.41       0.42
-------------------------------------------------------------------------------------
Total income (loss)
from operations                    (0.24)      0.88       0.91       1.05       1.27
-------------------------------------------------------------------------------------
Less distribution from:
  Net investment income(4)         (0.47)     (0.19)     (1.11)     (0.81)     (0.72)
  Net realized gains                  --      (0.60)     (0.08)        --         --
  Capital                             --      (0.42)        --         --         --
-------------------------------------------------------------------------------------
Total distributions                (0.47)     (1.21)     (1.19)     (0.81)     (0.72)
-------------------------------------------------------------------------------------
Net assets value, end of year     $11.15     $11.86     $12.19     $12.47     $12.23
-------------------------------------------------------------------------------------
Total return(5)                    (2.11)%     7.67%      7.73%      8.90%     11.25%
-------------------------------------------------------------------------------------
Net assets, end of year (000)'s   $1,731     $2,391     $3,257     $3,986     $4,141
-------------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses(6)                       1.72%      1.68%      1.69%      1.74%      1.84%
  Net investment income             3.98       4.01       4.33       5.22       7.15
-------------------------------------------------------------------------------------
Portfolio turnover rate              164%       287%       367%       133%       195%
-------------------------------------------------------------------------------------

(1)   Per share amounts calculated using the monthly average shares method.

(2) Prior to June 12, 1998, Class L shares were called Class C shares. Prior to November 7, 1994, Class C shares were called Class B shares.

(3)   Includes realized gains and losses from foreign currency transactions.

(4) Distributions from net investment income include short-term capital gains, if any, for Federal income tax purposes.

(5) Total return does not reflect any applicable sales loads or deferred sales charges

(6) During the years ended October 31, 1996 and October 31, 1995, the fund earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios would have been 1.71% and 1.78%, respectively.


                                                  Smith Barney Mutual Funds   25

--------------------------------------------------------------------------------
For a Class Y share of capital stock
outstanding throughout each year ended October 31:
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                            1999(1)      1998(1)     1997(1)     1996(1)    1995(2)
---------------------------------------------------------------------------------------------------
Net asset value, beginning of year          $ 11.70     $  12.03     $ 12.39     $ 12.14     $11.68
---------------------------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income                        0.54         0.59        0.63        0.73       0.78(3)
  Net realized and unrealized gain (loss)     (0.68)        0.37        0.37        0.42       0.49
---------------------------------------------------------------------------------------------------
Total income (loss) from operations           (0.14)        0.96        1.00        1.15       1.27
---------------------------------------------------------------------------------------------------
Less distribution from:
   Net investment income(4)                   (0.53)       (0.23)      (1.28)      (0.90)     (0.81)
   Net realized gains                            --        (0.60)      (0.08)         --         --
   Capital                                       --        (0.46)         --          --         --
---------------------------------------------------------------------------------------------------
Total distributions                           (0.53)       (1.29)      (1.36)      (0.90)     (0.81)
---------------------------------------------------------------------------------------------------
Net asset value, end of year                $ 11.03     $  11.70     $ 12.03     $ 12.39     $12.14
---------------------------------------------------------------------------------------------------
Total return                                  (1.28)%       8.50%       8.61%       9.82%     11.27%
---------------------------------------------------------------------------------------------------
Net assets, end of year (000)'s             $47,708     $ 37,057     $28,097     $15,105     $   62
---------------------------------------------------------------------------------------------------
Ratio to average net assets:
  Expenses(5)                                  0.91%        0.83%       0.89%       0.84%      0.98%
  Net investment income                        4.69         5.06        5.19        6.12       6.38
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                         164%         287%        367%        133%       195%
---------------------------------------------------------------------------------------------------

(1)   Per share amounts calculated using the monthly average shares method.

(2) On November 7, 1994, the former Class C shares were renamed Class Y shares.

(3)   Includes realized gains and losses from foreign currency transactions.

(4) Distributions from net investment income include short-term capital gains, if any, for federal income tax purposes.

(5) During the years ended October 31, 1996 and October 31, 1995, the fund earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios would have been 0.81% and 0.93%, respectively.


26  Global Government Bond Portfolio

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                                            SALOMON SMITH BARNEY
                                                     ---------------------------
                                                     A member of citigroup[LOGO]

Global Government Bond Portfolio

An investment portfolio of
Smith Barney World Funds, Inc.

Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com


Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act
file no. 811-06290)
FD0666 2/00


[LOGO] Smith Barney Mutual Funds
       (R)

                           [GRAPHIC OMITTED]

                           PROSPECTUS

                           International
                           Equity Portfolio

                           Class A, B, L and Y Shares
                           -----------------------------------------------------
                           February 28, 2000

The Securities and Exchange Commission has not approved the fund's shares as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

International Equity Portfolio

--------------------------------------------------------------------------------
                        Contents
--------------------------------------------------------------------------------


                        Investments, risks and performance ...............    2

                        More on the fund's investments ...................    6

                        Management .......................................    7

                        Choosing a class of shares to buy ................    9

                        Comparing the fund's classes .....................   10

                        Sales charges ....................................   11

                        More about deferred sales charges ................   13

                        Buying shares ....................................   14

                        Exchanging shares ................................   15

                        Redeeming shares .................................   17

                        Other things to know
                        about share transactions .........................   19

                        Smith Barney 401(k) and
                        ExecChoice(TM)programs ...........................   21

                        Dividends, distributions and taxes ...............   22

                        Share price ......................................   23

                        Financial highlights .............................   23


You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.


                                                  Smith Barney Mutual Funds    1

--------------------------------------------------------------------------------
Investments, risks and performance
--------------------------------------------------------------------------------

Investment objective

The fund seeks total return on its assets from growth of capital and income.

Principal investment strategies

Key investments The fund invests primarily in equity securities of foreign companies. Equity securities include exchange traded and over-the-counter common stocks and preferred shares, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

Selection process The manager emphasizes individual security selection while diversifying the fund's investments across regions and countries which can help to reduce risk. While the manager selects investments primarily for their capital appreciation potential, some investments have an income component as well. Companies in which the fund invests may have large, mid or small size market capitalizations and may operate in any market sector. Market conditions around the world change constantly as does the location of potential investment opportunities. Depending on the manager's assessment of overseas potential for long-term growth, the fund's emphasis among foreign markets (including emerging markets) and types of issuers may vary.

In selecting individual companies for investment, the manager looks for the following:

o     Above average earnings growth

o     High relative return on invested capital

o     Experienced and effective management

o     Effective research, product development and marketing

o     Competitive advantages

o     Strong financial condition or stable or improving credit quality

By spreading the fund's investments across many international markets, the manager seeks to reduce volatility compared to an investment in a single region. Unlike global mutual funds which may allocate a substantial portion of assets to the U.S. markets, the fund invests substantially all of its assets in countries outside of the U.S.

In allocating assets among countries and regions, the economic and political factors the manager evaluates include:

o Low or decelerating inflation which creates a favorable environment for securities markets

o Stable governments with policies that encourage economic growth, equity investment and development of securities markets


2   International Equity Portfolio

o     Currency stability

o     The range of individual investment opportunities

Principal risks of investing in the fund

Investing in foreign securities can bring added benefits, but it may also involve additional risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

o     Foreign securities prices decline

o Adverse governmental action or political, economic or market instability affects a foreign country or region

o The currency in which a security is priced declines in value relative to the U.S. dollar

o The manager's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect

Economic and Monetary Union (EMU) and the introduction of a single
European currency (the Euro), which began on January 1, 1999, may increase uncertainties relating to investment in European markets.
Among other things, EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expectation of economic benefits, however, there are significant risks associated with EMU.
Monetary and economic union on this scale has not been attempted before, and there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions.

The fund invests in certain European countries where the securities markets are less liquid and more volatile than markets in the U.S.
In some European countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risks of investing in the emerging markets of Eastern Europe are substantially greater than investing in the more developed markets of Western Europe.

Who may want to invest The fund may be an appropriate investment if you:

o Are seeking to participate in the long-term growth potential of international markets

o Currently have exposure to U.S. stock markets and wish to diversify your investment portfolio by adding non-U.S. stocks that may not move in tandem with U.S. stocks

o Are comfortable with the risks of the stock market and the special risks of investing in foreign securities, including emerging market securities


                                                   Smith Barney Mutual Funds   3

Risk return bar chart

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future. This bar chart shows the performance of the fund's Class A shares for each of the past 10 years. Class B, L and Y shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges which would reduce your return.

--------------------------------------------------------------------------------
                         Total Return for Class A Shares
--------------------------------------------------------------------------------

   [The following table was depicted as a bar chart in the printed material.]

                        Calendar years ended December 31
   1990    1991    1992     1993    1994   1995   1996    1997     1998   1999
   ----    ----    ----     ----    ----   ----   ----    ----     ----   ----
 (11.87)% 37.80%  0.49%    52.78%  8.90%   2.64%  13.60%  1.91%   11.74%  60.26%

Quarterly returns:

Highest: 42.91% in 4th quarter 1999; Lowest: (20.93)% in 3rd quarter 1990.

Risk return table

This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the EAFE Index, a broad-based unmanaged index of foreign stocks. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.

--------------------------------------------------------------------------------
                          Average Annual Total Returns
                     Calendar Years Ended December 31, 1999
--------------------------------------------------------------------------------
  Class        1 year     5 years    10 years   Since Inception   Inception Date
--------------------------------------------------------------------------------
   A           52.26%     15.11%       13.13%*      13.60%           2/18/86
--------------------------------------------------------------------------------
   B           53.95%     15.26%        n/a         13.21%          11/07/94
--------------------------------------------------------------------------------
   L           56.26%     15.12%        n/a         15.72%          01/04/93
--------------------------------------------------------------------------------
   Y           60.82%     16.70%        n/a         14.26%          06/16/94
--------------------------------------------------------------------------------
EAFE Index     31.00%     16.00%        9.56%       13.82%             **
--------------------------------------------------------------------------------

* The fund's performance also includes returns on the Fenimore International Fund. Smith Barney assumed management in November 1991.

**    Index comparison begins on 2/28/86.


4   International Equity Portfolio

Fee table

This table sets forth the fees and expenses you will pay if you invest in fund shares.

--------------------------------------------------------------------------------
                                Shareholder fees
--------------------------------------------------------------------------------
(paid directly from your investment)      Class A    Class B   Class L   Class Y
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed
on purchases (as a % of offering price)    5.00%*     None      1.00%     None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a % of the lower of net asset
value at purchase or redemption)            None*     5.00%     1.00%     None
--------------------------------------------------------------------------------
                         Annual fund operating expenses
--------------------------------------------------------------------------------
(expenses deducted from fund assets)      Class A    Class B   Class L   Class Y
--------------------------------------------------------------------------------
Management fee                              0.85%     0.85%     0.85%     0.85%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees       0.25%     1.00%     1.00%     None
--------------------------------------------------------------------------------
Other expenses                              0.18%     0.23%     0.22%     0.07%
                                            ----      ----      ----      ----
--------------------------------------------------------------------------------
Total annual fund operating expenses        1.28%     2.08%     2.07%     0.92%
--------------------------------------------------------------------------------

* You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

o     You invest $10,000 in the fund for the period shown

o     Your investment has a 5% return each year

o     You reinvest all distributions and dividends without a sales charge

o     The fund's operating expenses remain the same

--------------------------------------------------------------------------------
                       Number of years you own your shares
--------------------------------------------------------------------------------
                                        1 year     3 years   5 years    10 years
--------------------------------------------------------------------------------
Class A (with or without redemption)     $624       $886      $1167      $1968
--------------------------------------------------------------------------------
Class B (redemption at end of period)    $711       $952      $1219      $2209
--------------------------------------------------------------------------------
Class B (no redemption)                  $211       $652      $1119      $2209
--------------------------------------------------------------------------------
Class L (redemption at end of period)    $408       $742      $1202      $2476
--------------------------------------------------------------------------------
Class L (no redemption)                  $308       $742      $1202      $2476
--------------------------------------------------------------------------------
Class Y (with or without redemption)      $94       $293       $509      $1131
--------------------------------------------------------------------------------


                                                   Smith Barney Mutual Funds   5

--------------------------------------------------------------------------------
More on the fund's investments
--------------------------------------------------------------------------------

Currency transactions The fund may enter into transactions to buy or sell currencies at a future date, which may be a few days or a number of months. The fund may enter into these forward currency contracts to:

o     Settle transactions in securities quoted in foreign currencies

o Attempt to protect against the economic impact of adverse changes in the value of the U.S. dollar.

The fund may not fully benefit from or may lose money on forward currency transactions if changes in currency rates do not occur as anticipated or do not correspond accurately to changes in the value of the fund's holdings.

Debt securities The fund may invest up to 20% of its assets in debt securities of foreign corporate and governmental issuers as well as U.S. Government securities and money market obligations of U.S. issuers. The fund may invest in all types of debt securities of any maturity or credit quality. These securities may be denominated in U.S. dollars or other currencies and may pay fixed or variable rates of interest. The value of debt securities will go down if interest rates go up, or the credit rating of the security is downgraded or the issuer defaults on its obligation to pay principal or interest. These risks are greater for debt securities rated below investment grade.

Emerging markets The fund may invest up to 20% of assets in issuers located or doing business in emerging markets. Emerging market investments offer the potential of significant gains but also involve greater risks than investing in more developed countries. Political or economic stability, lack of market liquidity and government actions such as currency controls or seizure of private businesses or property are more likely in emerging markets.

Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.


6   International Equity Portfolio

--------------------------------------------------------------------------------
Management
--------------------------------------------------------------------------------

Manager The fund's investment manager is SSB Citi Fund Management LLC, an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

Jeffrey Russell and James Conheady, investment officers of the manager and managing directors of Salomon Smith Barney, have been responsible for the day-to-day management of the fund since its inception. Maurits E. Edersheim, head of Salomon Smith Barney's international equity team, has general responsibility for Salomon Smith Barney's international equity investment operations.

Management fee For its services, the manager received a fee during the fund's last fiscal year equal to 0.85% of the fund's average daily net assets.

Distributor The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A, B and L shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Transfer agent and shareholder servicing agent Smith Barney Private Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Services serves as the fund's sub-transfer agent (the "sub-transfer agent") to render certain shareholder record keeping and accounting services and functions.


                                                   Smith Barney Mutual Funds   7

Year 2000 Issue As the year 2000 began, there were few problems caused by the inability of certain computer systems to tell the difference between the year 2000 and the year 1900 (commonly known as the "Year 2000" issue). It is still possible that some computer systems could malfunction in the future because of the Year 2000 issue or as a result of actions taken to address the Year 2000 issue. Fund management does not anticipate that its services or those of the Fund's other service providers will be adversely affected, but Fund management will continue to monitor the situation. If malfunctions related to the Year 2000 issue do arise, the Fund and its investments could be negatively affected.


8   International Equity Portfolio

--------------------------------------------------------------------------------
Choosing a class of shares to buy
--------------------------------------------------------------------------------

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

o If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.

o For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.

o Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:

o     A Salomon Smith Barney Financial Consultant

o An investment dealer in the selling group or a broker that clears through Salomon Smith Barney -- a dealer representative

o The fund, but only if you are investing through certain qualified plans or certain dealer representatives

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

--------------------------------------------------------------------------------
                                              Initial                Additional
--------------------------------------------------------------------------------
                                    Classes A, B, L     Class Y      All Classes
--------------------------------------------------------------------------------
General                                  $1,000       $5 million         $50
--------------------------------------------------------------------------------
IRAs, Self Employed Retirement Plans,
Uniform Gift to Minor Accounts             $250       $5 million         $50
--------------------------------------------------------------------------------
Qualified Retirement Plans*                 $25       $5 million         $25
--------------------------------------------------------------------------------
Simple IRAs                                  $1           n/a             $1
--------------------------------------------------------------------------------
Monthly Systematic Investment Plans         $25           n/a            $25
--------------------------------------------------------------------------------
Quarterly Systematic Investment Plans       $50           n/a            $50
--------------------------------------------------------------------------------

* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans


                                                   Smith Barney Mutual Funds   9

--------------------------------------------------------------------------------
Comparing the fund's classes
--------------------------------------------------------------------------------

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different compensation depending upon which class you choose.

----------------------------------------------------------------------------------------------------
                  Class A                Class B              Class L               Class Y
----------------------------------------------------------------------------------------------------
Key features  o  Initial sales      o  No initial sales   o  Initial sales      o  No initial or
                 charge                charge                charge is lower       deferred sales
                                                             than Class A          charge
              o  You may qualify    o  Deferred sales
                 for reduction or      charge declines    o  Deferred sales     o  Must invest at
                 waiver of initial     over time             charge for only 1     least $5 million
                 sales charge                                year
                                    o  Converts to Class                        o  Lower annual
              o  Lower annual          A after 8 years    o  Does not convert      expenses than the
                 expenses than                               to Class A            other classes
                 Class B and        o  Higher annual
                 Class L               expenses than      o  Higher annual
                                       Class A               expenses than
                                                             Class A
----------------------------------------------------------------------------------------------------
Initial       Up to 5.00%; reduced  None                  1.00%                 None
sales         for large purchases
charge        and waived for
              certain investors;
              no charge for
              purchases of
              $500,000 or more
----------------------------------------------------------------------------------------------------
Deferred      1% on purchases of    Up to 5% charged      1% if you redeem      None
sales charge  $500,000 or more if   when you redeem       within 1 year of
              you redeem within 1   shares. The charge    purchase
              year of purchase      is reduced over time
                                    and there is no
                                    deferred sales
                                    charge after 6 years
----------------------------------------------------------------------------------------------------
Annual        0.25% of average      1% of average daily   1% of average daily   None
distribution  daily net assets      net assets            net assets
and service
fees
----------------------------------------------------------------------------------------------------
Exchange      Class A shares        Class B shares        Class L shares        Class Y shares
privilege*    of most Smith         of most Smith         of most Smith         of most Smith
              Barney funds          Barney funds          Barney funds          Barney funds
----------------------------------------------------------------------------------------------------

* Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.


10   International Equity Portfolio

--------------------------------------------------------------------------------
Sales charges
--------------------------------------------------------------------------------

Class A shares

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

--------------------------------------------------------------------------------
                                                      Sales Charge as a % of:
                                                 Offering          Net amount
Amount of purchase                               price (%)        invested (%)
--------------------------------------------------------------------------------
Less than $25,000                                   5.00              5.26
--------------------------------------------------------------------------------
$25,000 but less than $50,000                       4.00              4.17
--------------------------------------------------------------------------------
$50,000 but less than $100,000                      3.50              3.63
--------------------------------------------------------------------------------
$100,000 but less than $250,000                     3.00              3.09
--------------------------------------------------------------------------------
$250,000 but less than $500,000                     2.00              2.04
--------------------------------------------------------------------------------
$500,000 or more                                    0.00              0.00
--------------------------------------------------------------------------------

Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

Accumulation privilege -- lets you combine the current value of Class A shares owned

      o     by you, or

      o     by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of intent -- lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.


                                                  Smith Barney Mutual Funds   11

Waivers for certain Class A investors. Class A initial sales charges are waived for certain types of investors, including:

o     Employees of members of the NASD

o     403(b) or 401(k) retirement plans, if certain conditions are met

o Clients of newly employed Salomon Smith Barney Financial Consultants, if certain conditions are met

o Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").

Class B shares

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

                                                                     6th through
--------------------------------------------------------------------------------
Year after purchase         1st        2nd      3rd        4th      5th     8th
--------------------------------------------------------------------------------
Deferred sales charge       5%         4%       3%         2%       1%      0%
--------------------------------------------------------------------------------

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

--------------------------------------------------------------------------------
Shares issued:           Shares issued:                   Shares issued:
At initial               On reinvestment of               Upon exchange from
purchase                 dividends and                    another Smith Barney
                         distributions                    fund
--------------------------------------------------------------------------------
Eight years              In same proportion as            On the date the shares
after the date           the number of Class B            originally acquired
of purchase              shares converting is to          would have converted
                         total Class B shares             into Class A shares
                         you own (excluding
                         shares issued as
                         dividends)


12   International Equity Portfolio

Class L shares

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% of the offering price (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

Class Y shares

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $5,000,000 initial investment requirement. You can also use a letter of intent to meet this requirement by buying Class Y shares over a 6-month period. To qualify, you must initially invest $1,000,000.

--------------------------------------------------------------------------------
More about deferred sales charges
--------------------------------------------------------------------------------

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

o     Shares exchanged for shares of another Smith Barney fund

o     Shares representing reinvested distributions and dividends

o     Shares no longer subject to the deferred sales charge

Each time you place a request to sell shares, the fund will first sell any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.


                                                  Smith Barney Mutual Funds   13

Deferred sales charge waivers

The deferred sales charge for each share class will generally be waived:

o     On payments made through certain systematic withdrawal plans

o     On certain distributions from a retirement plan

o     For involuntary redemptions of small account balances

o     For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------

       Through a You should contact your Salomon Smith Barney Financial Salomon Smith Consultant or dealer representative to open a brokerage
Barney Financial  account and make arrangements to buy shares.
   Consultant or
          dealer If you do not provide the following information, your order representative will be rejected

                  o  Class of shares being bought

                  o  Dollar amount or number of shares being bought

                  You should pay for your shares through your brokerage account no later than the third business day after you place your order. Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.
--------------------------------------------------------------------------------
     Through the Qualified retirement plans and certain other investors who are fund's transfer clients of the selling group are eligible to buy shares agent  directly from the fund.

                  o  Write the sub-transfer agent at the following address:
                        Smith Barney World Funds, Inc.
                        International Equity Portfolio
                        (Specify class of shares)
                        PFPC Global Fund Services
                        P.O. Box 9699
                        Providence, RI 02940-9699

                  o Enclose a check to pay for the shares. For initial purchases, complete and send an account application.

                  o For more information, call the transfer agent at 1-800-451-2010.
--------------------------------------------------------------------------------


14   International Equity Portfolio

--------------------------------------------------------------------------------
       Through a You may authorize Salomon Smith Barney, your dealer systematic representative or the sub-transfer agent to transfer funds investment plan  automatically from a regular bank account, cash held in a
                  Salomon Smith Barney brokerage account or Smith Barney money market fund to buy shares on a regular basis.

                  o Amounts transferred should be at least: $25 monthly or $50 quarterly.

                  o If you do not have sufficient funds in your account on a transfer date, Salomon Smith Barney, your dealer representative or the sub-transfer agent may charge you a fee.

                  For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the SAI.

--------------------------------------------------------------------------------
Exchanging shares
--------------------------------------------------------------------------------

    Smith Barney  You should contact your Salomon Smith Barney Financial offers a Consultant or dealer representative to exchange into other distinctive Smith Barney funds. Be sure to read the prospectus of the family of funds Smith Barney fund you are exchanging into. An exchange is a tailored to help taxable transaction.
meet the varying
   needs of both  o  You may exchange shares only for shares of the same class
 large and small     of another Smith Barney fund. Not all Smith Barney funds
      investors.     offer all classes.

                  o Not all Smith Barney funds may be offered in your state of residence. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent.

                  o  You must meet the minimum investment amount for each fund.

                  o If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.

                  o The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.
--------------------------------------------------------------------------------


                                                  Smith Barney Mutual Funds   15

--------------------------------------------------------------------------------
       Waiver of Your shares will not be subject to an initial sales charge at additional sales the time of the exchange.
         charges
                  Your deferred sales charge (if any) will continue to be measured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
--------------------------------------------------------------------------------
    By telephone  If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time).

                  You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------

         By mail If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the sub-transfer agent at the address on the following page.



16   International Equity Portfolio

--------------------------------------------------------------------------------
Redeeming shares
--------------------------------------------------------------------------------

       Generally  Contact your Salomon Smith Barney Financial Consultant or dealer representative to redeem shares of the fund.

                  If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                  If the shares are held by a fiduciary or corporation, other documents may be required.

                  Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                  If you have a Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------
         By mail For accounts held directly at the fund, send written requests to the sub-transfer agent at the following address:

                     Smith Barney World Funds, Inc.
                     International Equity Portfolio
                     (Specify class of shares)
                     c/o PFPC Global Fund Services
                     P.O. Box 9699
                     Providence, RI 02940-9699

                  Your written request must provide the following:

                  o  The account number

                  o The class of shares and the dollar amount or number of shares to be redeemed

                  o  Signatures of each owner exactly as account is registered
--------------------------------------------------------------------------------


                                                    Smith Barney Mutual Fund  17

--------------------------------------------------------------------------------
    By telephone  If you do not have a brokerage account, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time).

                  Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other
                  documents.
--------------------------------------------------------------------------------
Automatic cash    You can arrange for the automatic redemption of a portion of withdrawal plans  your shares on a monthly or quarterly basis. To qualify you must own shares of the fund with a value of at least $10,000 ($5,000 for retirement plan accounts) and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

                  The following conditions apply:

                  o  Your shares must not be represented by certificates

                  o  All dividends and distributions must be reinvested

                  For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.


18   International Equity Portfolio

--------------------------------------------------------------------------------
Other things to know about share transactions
--------------------------------------------------------------------------------

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

o     Name of the fund

o     Account number

o     Class of shares being bought, exchanged or redeemed

o     Dollar amount or number of shares being bought, exchanged or redeemed

o     Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

o     Are redeeming over $10,000 of shares

o Are sending signed share certificates or stock powers to the sub-transfer agent

o Instruct the sub-transfer agent to mail the check to an address different from the one on your account

o     Changed your account registration

o     Want the check paid to someone other than the account owner(s)

o Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.


                                                  Smith Barney Mutual Funds   19

The fund has the right to:

o     Suspend the offering of shares

o     Waive or change minimum and additional investment amounts

o     Reject any purchase or exchange order

o     Change, revoke or suspend the exchange privilege

o     Suspend telephone transactions

o Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.


20   International Equity Portfolio

--------------------------------------------------------------------------------
Smith Barney 401(k) and ExecChoice(TM) programs
--------------------------------------------------------------------------------

You may be eligible to participate in the Smith Barney 401(k) program or the Smith Barney ExecChoiceTM program. The fund offers Class A and Class L shares to participating plans as investment alternatives under the programs. You can meet minimum investment and exchange amounts by combining the plan's investments in any of the Smith Barney funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment. Once a class of shares is chosen, all additional purchases must be of the same class.

o     Class A shares may be purchased by plans investing at least $1 million.

o     Class L shares may be purchased by plans investing less than $1 million.

o Class L shares are eligible for exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange sooner in the following circumstances:

      If the account was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program 5 years.

      If the account was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L shares (other than money market funds) on December 31 in any year, all Class L shares are eligible for exchange on or about March 31 of the following year.

For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.


                                                  Smith Barney Mutual Funds   21

--------------------------------------------------------------------------------
Dividends, distributions and taxes
--------------------------------------------------------------------------------

Dividends The fund generally pays dividends and makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gain. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.


--------------------------------------------------------------------------------
    Transaction                                  Federal tax status
--------------------------------------------------------------------------------
Redemption or exchange of shares        Usually capital gain or loss; long-term
                                        only if shares owned more than one year
--------------------------------------------------------------------------------
Long-term capital gain distributions    Long-term capital gain
--------------------------------------------------------------------------------
Short-term capital gain distributions   Ordinary income
--------------------------------------------------------------------------------
Dividends                               Ordinary income
--------------------------------------------------------------------------------


Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a long-term capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.


22   International Equity Portfolio

--------------------------------------------------------------------------------
Share price
--------------------------------------------------------------------------------

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quotations. The fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer representative before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

--------------------------------------------------------------------------------
Financial highlights
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, is included in the annual report (available upon request).


                                                  Smith Barney Mutual Funds   23

--------------------------------------------------------------------------------
For a Class A share of capital stock
outstanding throughout each year ended October 31:
--------------------------------------------------------------------------------


                                    1999(1)           1998(1)          1997(1)           1996(1)         1995
--------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of year              $     20.39       $     20.36      $     18.64       $     17.15     $     18.79
--------------------------------------------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income(loss)          (0.03)               --            (0.04)             0.01            0.08(2)
  Net realized and
    unrealized gain (loss)              6.39              0.03             1.77              1.65           (1.50)
--------------------------------------------------------------------------------------------------------------------
Total income (loss)
  from operations                       6.36              0.03             1.73              1.66           (1.42)
--------------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income(3)                --                --            (0.01)            (0.17)          (0.12)
  Net realized gains                      --                --               --                --           (0.10)
--------------------------------------------------------------------------------------------------------------------
Total distributions                       --                --            (0.01)            (0.17)          (0.22)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of year     $     26.75       $     20.39      $     20.36       $     18.64     $     17.15
--------------------------------------------------------------------------------------------------------------------
Total return(4)                        31.19%             0.15%            9.30%             9.78%          (7.44)%
--------------------------------------------------------------------------------------------------------------------
Net assets,
  end of year (000)'s            $   598,043       $   453,029      $   464,796       $   513,870     $   489,533
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses(5)                           1.28%             1.28%            1.31%             1.35%           1.36%
  Net investment
    income (loss)                      (0.13)             0.00            (0.18)             0.17            0.50
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   31%               25%              35%               46%             42%
--------------------------------------------------------------------------------------------------------------------


(1)   Per share amounts calculated using the monthly average shares method.

(2)   Includes realized gains and losses from foreign currency transactions.

(3) Distributions from net investment income include short-term capital gains, if any, for federal income tax purposes.

(4) Total return does not reflect any applicable sales loads or deferred sales charges.

(5) During the years ended October 31, 1996 and October 31, 1995, the fund earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios would have been 1.29% and 1.28%, respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.


24   International Equity Portfolio

--------------------------------------------------------------------------------
For a Class B share of capital stock
outstanding throughout each year ended October 31:
--------------------------------------------------------------------------------

                                        1999(1)           1998(1)           1997(1)           1996(1)           1995(2)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year   $     20.08       $     20.22       $     18.65       $     17.17       $     18.38
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income (loss)             (0.23)            (0.18)            (0.20)            (0.08)             0.06(3)
  Net realized and unrealized
    gain (loss)                             6.28              0.04              1.77              1.60             (1.17)
----------------------------------------------------------------------------------------------------------------------------
Total income (loss) from
  operations                                6.05             (0.14)             1.57              1.52             (1.11)
----------------------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income(4)                    --                --                --             (0.04)               --
  Net realized gains                          --                --                --                --             (0.10)
----------------------------------------------------------------------------------------------------------------------------
Total distributions                           --                --                --             (0.04)            (0.10)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year         $     26.13       $     20.08       $     20.22       $     18.65       $     17.17
----------------------------------------------------------------------------------------------------------------------------
Total return(5)                            30.13%            (0.69)%            8.42%             8.89%       (6.00)%(6)
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000)'s      $   200,071       $   180,980       $   231,148       $   212,294       $   126,171
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses(7)                               2.08%             2.09%             2.11%             2.11%             2.13%(8)
  Net investment income (loss)             (1.01)            (0.84)            (0.95)            (0.58)             0.34(8)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       31%               25%               35%               46%               42%
----------------------------------------------------------------------------------------------------------------------------

(1)   Per share amounts calculated using the monthly average shares method.

(2)   For the period from November 7, 1994 (inception date) to October 31, 1995.

(3)   Includes realized gains and losses from foreign currency transactions.

(4) Distributions from net investment income include short-term capital gains, if any, for federal income tax purposes.

(5) Total return does not reflect any applicable sales loads or deferred sales charges.

(6)   Not annualized.

(7) During the year ended October 31, 1996 and the period ended October 31, 1995, the fund earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios would have been 2.04% and 2.04%(8), respectively.

(8)   Annualized.


                                                  Smith Barney Mutual Funds   25

--------------------------------------------------------------------------------
For a Class L share of capital stock
outstanding throughout each year ended October 31:
--------------------------------------------------------------------------------

                                    1999(1)              1998(1)(2)        1997(1)           1996(1)           1995(2)
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of  year             $     19.79          $     19.93       $     18.38       $     16.93       $     18.54
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment loss                  (0.22)               (0.17)            (0.22)            (0.13)            (0.06)(3)
  Net realized and
    unrealized gain (loss)              6.19                 0.03              1.77              1.62             (1.45)
--------------------------------------------------------------------------------------------------------------------------
Total income (loss)
  from operations                       5.97                (0.14)             1.55              1.49             (1.51)
--------------------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income(4)                --                   --                --             (0.04)               --
  Net realized gains                      --                   --                --                --             (0.10)
--------------------------------------------------------------------------------------------------------------------------
Total distributions                       --                   --                --             (0.04)            (0.10)
--------------------------------------------------------------------------------------------------------------------------
Net assets value, end of year    $     25.76          $     19.79       $     19.93       $     18.38       $     16.93
--------------------------------------------------------------------------------------------------------------------------
Total return                           30.17%               (0.70)%            8.43%             8.85%            (8.11)%
--------------------------------------------------------------------------------------------------------------------------
Net assets,
  end of year (000)'s            $   178,259          $   152,569       $   200,849       $   229,514       $   240,090
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses(6)                           2.07%                2.07%             2.12%             2.15%             2.16%
  Net investment loss                  (0.98)               (0.81)            (0.97)            (0.63)            (0.34)
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   31%                  25%               35%               46%               42%
--------------------------------------------------------------------------------------------------------------------------

(1)   Per share amounts calculated using the monthly average shares method.

(2) Prior to June 12, 1998, Class L shares were called Class C shares. Prior to November 7, 1994, Class C shares were called Class B shares.

(3)   Includes realized gains and losses from foreign currency transactions.

(4) Distributions from net investment income include short-term capital gains, if any, for Federal income tax purposes.

(5) Total return does not reflect any applicable sales loads or deferred sales charges

(6) During the years ended October 31, 1996 and October 31, 1995, the fund earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios would have been 2.09% and 2.08%, respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.


26   International Equity Portfolio

--------------------------------------------------------------------------------
For a Class Y share of capital stock
outstanding throughout each year ended October 31:
--------------------------------------------------------------------------------


                                        1999(1)          1998(1)        1997(1)           1996(1)           1995(2)
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year   $     20.41            20.38    $     18.64       $     17.13       $     18.80
------------------------------------------------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income                     0.03             0.08           0.04              0.18              0.10(3)
  Net realized and unrealized
    gain (loss)                             6.44             0.01           1.76              1.54             (1.50)
------------------------------------------------------------------------------------------------------------------------
Total income (loss)
  from operations                           6.47             0.09           1.80              1.72             (1.40)
------------------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income(4)                    --            (0.06)         (0.06)            (0.21)            (0.17)
  Net realized gains                          --               --             --                --             (0.10)
------------------------------------------------------------------------------------------------------------------------
Total distributions                           --            (0.06)         (0.06)            (0.21)            (0.27)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year         $     26.88      $     20.41    $     20.38       $     18.64       $     17.13
------------------------------------------------------------------------------------------------------------------------
Total return                               31.70%            0.45%          9.68%            10.19%            (7.11)%
------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000)'s      $   354,242      $   333,979    $   301,852       $   200,427       $    97,132
------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
  Expenses(5)                               0.92%            0.91%          0.94%             0.96%             1.06%
  Net investment income                     0.14             0.37           0.23              0.56              0.91
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       31%              25%            35%               46%               42%
------------------------------------------------------------------------------------------------------------------------


(1)   Per share amounts calculated using the monthly average shares method.

(2) On November 7, 1994, the former Class D shares were renamed Class Y shares.


(3)   Includes realized gains and losses from foreign currency transactions.

(4) Distributions from net investment income include short-term capital gains, if any, for federal income tax purposes.

(5) During the years ended October 31, 1996 and October 31, 1995, the fund earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios would have been 0.90% and 0.98%, respectively.



                                                  Smith Barney Mutual Funds   27

                    (This page is left intentionally blank.)

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                                            SALOMON SMITH BARNEY
                                                     ---------------------------
                                                     A member of citigroup[LOGO]

International Equity Portfolio

An investment portfolio of
Smith Barney World Funds, Inc.

Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com


Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act
file no. 811-06290)
FD0667 2/00



[LOGO] Smith Barney Mutual Funds
       (R)

                           [GRAPHIC OMITTED]

                           PROSPECTUS

                           International
                           Equity Portfolio

                           Class Z Shares
                           -----------------------------------------------------
                           February 28, 2000

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

International Equity Portfolio

--------------------------------------------------------------------------------
                        Contents
--------------------------------------------------------------------------------


                        Investments, risks and performance ...............    2


                        More on the fund's investments ...................    6

                        Management .......................................    7

                        Buying, selling and exchanging Class Z shares ....    8

                        Share price ......................................    9

                        Dividends, distributions and taxes ...............   10

                        Financial highlights .............................   11

The Class Z shares described in this prospectus are offered exclusively for sale to tax-exempt employee benefit and retirement plans of Salomon Smith Barney Inc. or any of its affiliates.

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.


                                                     Smith Barney Mutual Funds 1

--------------------------------------------------------------------------------
Investments, risks and performance
--------------------------------------------------------------------------------

Investment objective

The fund seeks total return on its assets from growth of capital and income.

Principal investment strategies

Key investments The fund invests primarily in equity securities of foreign companies. Equity securities include exchange traded and over-the-counter common stocks and preferred shares, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

Selection process The manager emphasizes individual security selection while diversifying the fund's investments across regions and countries which can help to re duce risk. While the manager selects investments primarily for their capital appreciation potential, some investments have an income component as well. Companies in which the fund invests may have large, mid or small size market capitalizations and may operate in any market sector. Market conditions around the world change constantly as does the location of potential investment opportunities. Depending on the manager's assessment of overseas potential for long-term growth, the fund's emphasis among foreign markets and types of issuers may vary. In selecting individual companies for investment, the manager looks for the following:

o     Above average earnings growth

o     High relative return on invested capital

o     Experienced and effective management

o     Effective research, product development and marketing

o     Competitive advantages

o     Strong financial condition or stable or improving credit quality

By spreading the fund's investments across many international markets, the manager seeks to reduce volatility compared to an investment in a single region. Unlike global mutual funds which may allocate a substantial portion of assets to the U.S. markets, the fund invests substantially all of its assets in countries outside of the U.S. In allocating assets among countries and regions, the economic and political factors the manager evaluates include:

o Low or decelerating inflation which creates a favorable environment for securities markets

o Stable governments with policies that encourage economic growth, equity investment and development of securities markets

o     Currency stability

o     The range of individual investment opportunities


2   International Equity Portfolio

Principal risks of investing in the fund

Investing in foreign securities can bring added benefits, but it may also involve additional risks. Investors could lose money on their investment in the fund or the fund may not perform as well as other investments, if:

o     Foreign stock prices decline

o Adverse governmental action or political, economic or market instability affects a foreign country or region

o The currency in which a security is priced declines in value relative to the U.S. dollar

o The manager's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect

Economic and Monetary Union (EMU) and the introduction of a single European currency (the Euro), which began on January 1, 1999, may increase uncertainties relating to investment in European markets. Among other things, EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expectation of economic benefits, however, there are significant risks associated with EMU. Monetary and economic union on this scale has not been attempted before, and there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions.

The fund invests in certain European countries where the securities markets are less liquid and more volatile than markets in the U.S. In some European countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risks of investing in the emerging markets of Eastern Europe are substantially greater than investing in the more developed markets of Western Europe.

Who may want to invest The fund may be an appropriate investment if you:

o Are seeking to participate in the long-term growth potential of international markets

o Currently have exposure to U.S. stock markets and wish to diversify your investment portfolio by adding non-U.S. stocks that may not move in tandem with U.S. stocks

o Are comfortable with the risks of the stock market and the special risks of investing in foreign securities, including emerging market securities


                                                   Smith Barney Mutual Funds   3

Risk return bar chart

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future. This bar chart shows the performance of the fund's Class Z shares for each of the last five calendar years.

--------------------------------------------------------------------------------
                         Total Return for Class Z Shares
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

   [The following table was depicted as a bar chart in the printed material.]

                        Calendar years ended December 31
       1995        1996           1997            1998           1999
       ----        ----           ----            ----           ----
       3.00%      14.06%          2.22%          12.13%          60.83%

Quarterly returns:

Highest: 43.03% in 4th quarter 1999; Lowest: (17.53)% in 3rd quarter 1998.

Risk return table

This table indicates the risks of investing in the fund by comparing the average annual total return of Class Z shares for the periods shown with that of the EAFE Index, a broad-based unmanaged index of foreign stocks. This table assumes the reinvestment of distributions and dividends.

                          Average Annual Total Returns
                     Calendar Years Ended December 31, 1999
--------------------------------------------------------------------------------
                1 year    5 years    10 years   Since Inception  Inception Date
--------------------------------------------------------------------------------
Class Z         60.83%    16.71%       n/a          14.50%         11/07/94
--------------------------------------------------------------------------------
EAFE Index      31.00%    16.00%       n/a          15.90%            *
--------------------------------------------------------------------------------

* Index comparison begins on November 30, 1994.


4   International Equity Portfolio

Fees table

This table sets forth the fees and expenses you will pay if you invest in fund shares.


--------------------------------------------------------------------------------
                         Annual fund operating expenses
--------------------------------------------------------------------------------
(expenses deducted from fund assets)
--------------------------------------------------------------------------------
Management fee                                                          0.85%
--------------------------------------------------------------------------------
Other expenses                                                          0.07%
--------------------------------------------------------------------------------
Total annual fund operating expenses                                    0.92%
--------------------------------------------------------------------------------


Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

o     You invest $10,000 in the fund for the period shown

o     Your investment has a 5% return each year

o     You reinvest all distributions and dividends

o     The fund's operating expenses remain the same

--------------------------------------------------------------------------------
                       Number of years you own your shares
--------------------------------------------------------------------------------
                                      1 year     3 years     5 years   10 years
--------------------------------------------------------------------------------
Class Z (with or without redemption)    $94        $293        $509      $1131
--------------------------------------------------------------------------------


                                                   Smith Barney Mutual Funds   5

--------------------------------------------------------------------------------
More on the fund's investments
--------------------------------------------------------------------------------

Currency transactions The fund may enter into transactions to buy or sell currencies at a future date, which may be a few days or a number of months. The fund may enter into these forward currency contracts to:

o     Settle transactions in securities quoted in foreign currencies

o Attempt to protect against the economic impact of adverse changes in the value of the U.S. dollar.

The fund may not fully benefit from or may lose money on forward currency transactions if changes in currency rates do not occur as anticipated or do not correspond accurately to changes in the value of the fund's holdings.

Debt securities The fund may invest up to 20% of its assets in debt securities of foreign corporate and governmental issuers as well as U.S. Government securities and money market obligations of U.S. issuers. The fund may invest in all types of debt securities of any maturity or credit quality. These securities may be denominated in U.S. dollars or other currencies and may pay fixed or variable rates of interest. The value of debt securities will go down if interest rates go up, or the credit rating of the security is downgraded or the issuer defaults on its obligation to pay principal or interest. These risks are greater for debt securities rated below investment grade.

Emerging markets The fund may invest up to 20% of assets in issuers located or doing business in emerging markets. Emerging market investments offer the potential of significant gains but also involve greater risks than investing in more developed countries. Political or economic stability, lack of market liquidity and government actions such as currency controls or seizure of private businesses or property are more likely in emerging markets.

Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.


6   International Equity Portfolio

--------------------------------------------------------------------------------
Management
--------------------------------------------------------------------------------

Manager The fund's investment manager is SSB Citi Fund Management LLC, an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

Jeffrey Russell and James Conheady, investment officers of the manager and managing directors of Salomon Smith Barney, have been responsible for the day-to-day management of the fund since its inception. Maurits E. Edersheim, head of Salomon Smith Barney's international equity team, has general responsibility for Salomon Smith Barney's international equity investment operations.

Management fee For its services, the manager received a fee during the fund's last fiscal year equal to 0.85% of the fund's average daily net assets.

Distributor The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares.

Transfer agent and shareholder servicing agent Smith Barney Private Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent. PFPC Global Fund Services serves as the fund's sub-transfer (the "sub-transfer agent") to render certain shareholder record keeping and accounting services and functions.

Year 2000 issue As the year 2000 began, there were few problems caused by the inability of certain computer systems to tell the difference between the year 2000 and the year 1900 (commonly known as the "Year 2000" issue). It is still possible that some computer systems could malfunction in the future because of the Year 2000 issue or as a result of actions taken to address the Year 2000 issue. Fund management does not anticipate that its services or those of the Fund's other service providers will be adversely affected, but Fund management will continue to monitor the situation. If malfunctions related to the Year 2000 issue do arise, the Fund and its investments could be negatively affected.


                                                   Smith Barney Mutual Funds   7

--------------------------------------------------------------------------------
Buying, selling and exchanging Class Z shares
--------------------------------------------------------------------------------

Buying You may buy, sell or exchange Class Z shares only through a "qualified plan." A qualified plan is a tax-exempt employee benefit or retirement plan of Salomon Smith Barney Inc. or one of its affiliates.

There are no minimum investment requirements for Class Z shares. How ever, the fund reserves the right to change this policy at any time.

Orders to buy Class Z shares must be made in accordance with the terms of a qualified plan. If you are a participant in a qualified plan, you may place an order with your plan to buy Class Z shares at net asset value, without any sales charge. Payment is due to Salomon Smith Barney on settlement date, which is the third business day after your order is accepted. If you make payment prior to this date, you may designate a temporary investment (such as a money market fund of the Smith Barney funds) for payment until settlement date. The fund reserves the right to reject any order to buy shares and to suspend the offering of shares for a period of time.

Selling Qualified plans may redeem their shares on any day on which the fund calculates its net asset value. You should consult the terms of your qualified plan for special redemption provisions.

Exchanging You should consult your qualified plan for information about available exchange options.

Other information  The fund has the right to:

o     Suspend the offering of shares

o Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

o     Reject any purchase or exchange order

o     Change, revoke or suspend the exchange privilege


8   International Equity Portfolio

--------------------------------------------------------------------------------
Share price
--------------------------------------------------------------------------------

Qualified plans may buy, exchange or redeem shares at their net asset value next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Ex change is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quotations. The fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is deter mined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when your qualified plan cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your qualified plan before the New York Stock Ex change closes. If the Exchange closes early, you must place your order with your qualified plan prior to the actual closing time. Otherwise, you will receive the next business day's price.

Your qualified plan must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.


                                                   Smith Barney Mutual Funds   9

--------------------------------------------------------------------------------
Dividends, distributions and taxes
--------------------------------------------------------------------------------

Dividends The fund generally pays dividends and makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gain. You do not pay a sales charge on reinvested distributions or dividends.

Taxes In general, redeeming Class Z shares, exchanging Class Z shares and receiving distributions are all non-taxable events for purposes of federal income taxation.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide your qualified plan with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.


10   International Equity Portfolio

--------------------------------------------------------------------------------
Financial highlights
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the performance of Class Z shares since inception. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, are included in the annual report (available upon request).

--------------------------------------------------------------------------------
For a Class Z share of capital stock
outstanding throughout each year ended October 31:
--------------------------------------------------------------------------------

                                          1999(1)          1998(1)           1997(1)           1996(1)           1995(2)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year    $     20.39      $     20.36       $     18.62       $     17.12       $     18.38
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income                      0.04             0.08              0.05              0.14              0.13(3)
  Net realized and unrealized
     gain (loss)                             6.42             0.01              1.75              1.57             (1.12)
---------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations          6.46             0.09              1.80              1.71             (0.99)
---------------------------------------------------------------------------------------------------------------------------
Less distribution from:
  Net investment income(4)                     --            (0.06)            (0.06)            (0.21)            (0.17)
  Net realized gains                           --               --                --                --             (0.10)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                            --            (0.06)            (0.06)            (0.21)            (0.27)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year          $     26.85      $     20.39       $     20.36       $     18.62       $     17.12
---------------------------------------------------------------------------------------------------------------------------
Total return                                31.68%            0.45%             9.69%            10.13%       (5.03)%(5)
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000)'s       $   137,212      $   117,132       $   131,709       $   119,408       $    94,387
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses(6)                                0.92%            0.92%             0.94%             0.97%             1.10%(7)
  Net investment income                      0.16             0.36              0.22              0.55              1.06(7)
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                        31%              25%               35%               46%               42%
---------------------------------------------------------------------------------------------------------------------------

(1)   Per share amounts calculated using the monthly average shares method.

(2)   For the period from November 7, 1994 (inception date) to October 31, 1995.

(3)   Includes realized gains and losses from foreign currency transactions.

(4) Distributions from net investment income include short-term capital gains, if any, for federal income tax purposes.

(5)   Not annualized.

(6) During the year ended October 31, 1996 and the period ended October 31, 1995, the Portfolio earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios would have been 0.91% and 1.02%(7), respectively.

(7)   Annualized.


                                                  Smith Barney Mutual Funds   11

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                                            SALOMON SMITH BARNEY
                                                     ---------------------------
                                                     A member of citigroup[LOGO]

International Equity Portfolio

An investment portfolio of
Smith Barney World Funds, Inc.

Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your qualified plan or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally a part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your qualified plan, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com


Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act
file no. 811-06290)
FD0660 2/00

[SB] Smith Barney
[MF] Mutual Funds





P R O S P E C T U S


Pacific
Portfolio

Class A, B, L and Y Shares
----------------------------------------------------
February 28, 2000







The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Pacific Portfolio

                   Contents

Investments, risks and performance..........................................   2

More on the fund's investments..............................................   6

Management..................................................................   7

Choosing a class of shares to buy...........................................   8

Comparing the fund's classes................................................   9

Sales charges...............................................................  10

More about deferred sales charges...........................................  12

Buying shares...............................................................  13

Exchanging shares...........................................................  14

Redeeming shares............................................................  16

Other things to know
about share transactions....................................................  18

Smith Barney 401(k) and
ExecChoice(TM) programs.....................................................  20

Dividends, distributions and taxes..........................................  21

Share price.................................................................  22

Financial highlights........................................................  23

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

                                                       Smith Barney Mutual Funds

 Investments, risks and performance

Investment objective
The fund seeks long-term capital appreciation.

Principal investment strategies

Key investments The fund invests primarily in equity securities of companies in the Asia Pacific region. Equity securities include exchange traded and over-the-counter common stocks, preferred shares, debt securities convertible into equity securities, depository receipts and warrants and rights relating to equity securities.

Selection process The manager emphasizes individual security selection while allocating the fund's investments among companies in the Asia Pacific region. Companies in which the fund invests may have large, mid or small size market capitalizations and may operate in any market sector. Depending on the manag-er's assessment of long-term growth potential, the fund's emphasis among Asia Pacific region markets and issuers may vary.

In selecting individual companies for investment, the manager looks for:

 .Above average earnings growth
 .High relative return on invested capital
 .Experienced and effective management
 .Competitive advantages, such as high market share or special licenses and pat-
  ents
 .Strong financial condition

The economic and political factors the manager evaluates include:

 .Inflationary trends which create a favorable environment for securities mar-
  kets
 .Governmental policies toward business affecting economic growth and securities markets
 .Currency movements
 .Monetary and fiscal trends

Pacific Portfolio

Principal risks of investing in the fund
Investing in Asia Pacific region securities can bring added benefits but it may also involve risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 .Stock prices of securities in the Asia Pacific region decline
 .Economic, political or social instabilities significantly disrupt the princi-
  pal financial markets in the Asia Pacific region
 .Factors creating volatility in one Asia Pacific region country negatively impact values or trading in other countries in the region
 .Currency fluctuations negatively impact the fund's portfolio
 .The government of one or more countries in the region imposes restrictions on currency conversion or trading
 .The economies in the Asia Pacific region grow at a slow rate or experience a downturn or recession
 .In changing markets the fund is not be able to sell desired amounts of securi-
  ties at reasonable prices
 .The manager's judgment about the attractiveness, value or potential apprecia-tion of a particular stock proves to be incorrect

Many Asia Pacific region countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some Asia Pacific countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. These risks are considered greater in the case of those Asia Pacific countries that are emerging markets. To the extent the fund concentrates its investments in one or more countries due to their large market capitalization in the Asia Pacific region, such as Japan, the fund will be subject to greater risks than if its assets were not so concentrated.

Who may want to invest The fund may be an appropriate investment if you:

 .Are an aggressive investor seeking to participate in the long-term growth potential of the Asia Pacific markets
 .Currently have exposure to U.S. or other foreign stock markets and wish to broaden your investment portfolio by adding Asia Pacific region stocks that may not move in tandem with U.S. or other stocks
 .Are comfortable with the risks of the foreign stock markets and the special risks of concentrating investments in Asia Pacific region securities and investing in emerging market securities

                                                       Smith Barney Mutual Funds

Risk return bar chart
This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not neces-sarily indicate how the fund will perform in the future. This bar chart shows the performance of the fund's Class A shares for each of the past five years. Class B, L and Y shares would have different performance because of their dif-ferent expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

                        Total Return for Class A Shares

					(BAR GRAPH APPEARS HERE)

		95		96		97		98		99
		--		--		--		--		--
	   (10.66)%     3.49%      (29.52)%	   (0.27)%     97.49%

				Calendar years ended December 31


Quarterly returns
Highest: 41.06% in 4th quarter 1999; Lowest: (26.27)% in 4th quarter 1997

Risk return table
This table indicates the risks of investing in the fund by comparing the aver-age annual total return of each class for the periods shown with that of the MSCI All Country Asia Pacific Index ("MSCI Index"), a broad-based unmanaged index of foreign stocks. This table assumes the imposition of the maximum sales charge applicable to the class, the redemption of shares at the end of the period, and the reinvestment of distributions and dividends.

                          Average Annual Total Returns
                     Calendar Years Ended December 31, 1999

Class       1 year 5 years 10 years Since Inception Inception Date
 A          87.72%  4.04%    n/a         2.02%         02/07/94
 B          90.74%  4.06%    n/a         2.25%         11/07/94
 L          92.94%  4.04%    n/a         1.91%         02/11/94
 Y**           n/a    n/a    n/a           n/a         11/07/94
MSCI Index  59.66%  1.99%    n/a         1.75%            *

 *Index comparison begins on February 28, 1994.
**There were no Class Y shares outstanding for the calendar year ended December
  31, 1999.

Pacific Portfolio

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

(fees paid directly from your investment)     Class A Class B Class L Class Y
Maximum sales charge (load) imposed on
purchases
(as a % of offering price)                     5.00%*    None   1.00%    None
Maximum deferred sales charge (load) (as a %
of the lower of net asset value at purchase
or redemption)                                  None*   5.00%   1.00%    None
                       Annual fund operating expenses
(expenses deducted from fund assets)          Class A Class B Class L Class Y**
Management fee                                   .85%    .85%    .85%    .85%
Distribution and service (12b-1) fees            .25%   1.00%   1.00%    None
Other expenses                                  2.29%   2.46%   2.19%   2.29%
                                              ------- ------- ------- -------
Total annual fund operating expenses            3.39%   4.31%   4.04%   3.14%
Management fee waiver and expense
reimbursement***                              (1.67)% (1.67)% (1.66)% (1.67)%
Net annual operating expenses                   1.72%   2.64%   2.38%   1.47%

*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%. **"Other Expenses" have been estimated based on expenses incurred by Class A shares because no Class Y Shares were outstanding for the year ended October 31, 1999.
***Management has agreed to waive all of its Management fee and reimburse a portion of the expenses for all classes. Management may discontinue or modify this Management fee waiver and expense reimbursement policy without the approval of the fund's trustees.
Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 .You invest $10,000 in the fund for the period shown
 .Your investment has a 5% return each year
 .You reinvest all distributions and dividends without a sales charge
 .The fund's operating expenses remain the same

                      Number of years you own your shares

                                       1 year 3 years 5 years 10 years
Class A (with or without redemption)    $825  $1,490  $2,176   $3,992
Class B (redemption at end of period)   $932  $1,606  $2,292   $4,288
Class B (no redemption)                 $432  $1,306  $2,192   $4,288
Class L (redemption at end of period)   $601  $1,317  $2,148   $4,297
Class L (no redemption)                 $502  $1,317  $2,148   $4,297
Class Y (with or without redemption)    $317  $  969  $1,645   $3,448

                                                       Smith Barney Mutual Funds

 More on the fund's investments

Asia pacific region The Asia Pacific region currently includes Australia, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, Papua New Guin-ea, the People's Republic of China, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand. The manager considers a company to be in the Asia Pacific region if its securities trade on exchanges in the Asia Pacific region, it generates at least half of its revenue from the Asia Pacific region or it is organized under the laws of an Asia Pacific region country.

Debt and other securities The fund intends to be fully invested in equity secu-rities. However, for cash management purposes, the fund may invest in invest-ment grade debt securities of U.S. and foreign corporate and governmental issuers or other securities. Debt securities may be of any maturity or duration and may pay fixed or variable rates of principal and interest. The value of debt securities will go down if interest rates go up, or the credit rating of the security is downgraded or the issuer defaults on its obligation to pay principal or interest.

Currency transactions The fund may enter into transactions to buy or sell cur-rencies at a future date, which may be a few days or a number of months. The fund may enter into these forward currency contracts to:

 .Settle transactions in securities quoted in foreign currencies
 .Hedge against the economic impact of adverse changes in the value of the U.S.
  dollar.

The fund may not fully benefit from or may lose money on forward currency transactions if changes in currency rates do not occur as anticipated or do not correspond accurately to changes in the value of the fund's holdings.

Impact of high portfolio turnover The fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

Defensive investing The fund may depart from its principal investment strate-gies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Pacific Portfolio

 Management

Manager The fund's investment manager is SSB Citi Fund Management LLC, an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidi-aries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

David S. Ishibashi, investment officer of the manager and vice president of Salomon Smith Barney, has been responsible for day-to-day management of the fund since October 1996. Maurits E. Edersheim, head of Salomon Smith Barney's international equity team, has general responsibility for Salomon Smith Barney's international equity investment operations.

Management fee For its services, the manager received a fee during the fund's last fiscal year equal to 0.00% of the fund's average daily net assets. During the last fiscal year, the Manager waived its management fee of 0.85% of the fund's averabe daily net assets.

Distributor The fund has entered into an agreement with CFBDS, Inc. to distrib-ute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A, B and L shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Transfer agent and shareholder servicing agent Smith Barney Private Trust Com-pany serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Services serves as the fund's sub-transfer agent (the "sub-transfer agent") to render certain shareholder record keeping and accounting services and functions.

Year 2000 Issue As the year 2000 began, there were few problems caused by the inability of certain computer systems to tell the difference between the year 2000 and the year 1900 (commonly known as the "Year 2000" issue). It is still possible that some computer systems could malfunction in the future because of the Year 2000 issue or as a result of actions taken to address the Year 2000 issue. Fund management does not anticipate that its services or those of the fund's other services providers will be adversely affected, but fund management will continue to monitor the situation. If malfunctions related to the Year 2000 issue do arise, the fund and its investments could be negatively affected.

                                                       Smith Barney Mutual Funds

 Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 .If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.
 .For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.
 .Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class
  L shares do not, Class B shares may be more attractive to long-term invest-ors.

You may buy shares from:

 .A Salomon Smith Barney Financial Consultant
 .An investment dealer in the selling group or a broker that clears through Sal-
  omon Smith Barney--a dealer representative
 .The fund, but only if you are investing through certain qualified plans or certain dealer representatives.

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                 Initial           Additional
                                       Classes A, B, L   Class Y   All Classes
General                                    $1,000      $15 million     $50
IRAs, Self Employed Retirement Plans,
Uniform Gift to Minor Accounts              $250       $15 million     $50
Qualified Retirement Plans*                  $25       $15 million     $25
Simple IRAs                                  $1            n/a         $1
Monthly Systematic Investment Plans          $25           n/a         $25
Quarterly Systematic Investment Plans        $50           n/a         $50

* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

Pacific Portfolio

 Comparing the fund's classes

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different com-pensation depending upon which class you choose.

                           Class A     Class B     Class L     Class Y
Key features             .Initial    .No initial .Initial    .No initial
                          sales       sales       sales       or
                          charge      charge      charge is   deferred
                          .You may    .Deferred   lower than  sales
                          qualify     sales       Class A     charge
                          for reduc-  charge      .Deferred   .Must
                          tion or     declines    sales       invest at
                          waiver of   over time   charge for  least $15
                          initial     .Converts   only 1      million
                          sales       to Class A  year        .Lower
                          charge      after 8     .Does not   annual
                          .Lower      years       convert to  expenses
                          annual      .Higher     Class A     than the
                          expenses    annual      .Higher     other
                          than Class  expenses    annual      classes
                          B and       than Class  expenses
                          Class L     A           than Class
                                                  A
------------------------------------------------------------------------
Initial sales charge     Up to 5.00% None        1.00%       None
                         reduced for
                         large pur-
                         chases and
                         waived for
                         certain
                         investors;
                         no charge
                         for pur-
                         chases of
                         $500,000 or
                         more
------------------------------------------------------------------------
Deferred sales charge    1% on pur-  Up to 5%    1% if you   None
                         chases of   charged     redeem
                         $500,000 or when you    within 1
                         more if you redeem      year of
                         redeem      shares. The purchase
                         within 1    charge is
                         year of     reduced
                         purchase    over time
                                     and there
                                     is no
                                     deferred
                                     sales
                                     charge
                                     after 6
                                     years
------------------------------------------------------------------------
Annual distribution and  0.25% of    1% of aver- 1% of aver- None
service fees             average     age daily   age daily
                         daily net   net assets  net assets
                         assets
------------------------------------------------------------------------
Exchangeable into*       Class A     Class B     Class L     Class Y
                         shares of   shares of   shares of   shares of
                         most Smith  most Smith  most Smith  most Smith
                         Barney      Barney      Barney      Barney
                         funds       funds       funds       funds
------------------------------------------------------------------------

* Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.


                                                       Smith Barney Mutual Funds

 Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

                                 Sales Charge as a % of
                                 Offering  Net amount
Amount of purchase               price (%) invested (%)
Less than $25,000                  5.00        5.26
$25,000 but less than $50,000      4.00        4.17
$50,000 but less than $100,000     3.50        3.63
$100,000 but less than $250,000    3.00        3.09
$250,000 but less than $500,000    2.00        2.04
$500,000 or more                   0.00        0.00

Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

 .Accumulation privilege - lets you combine the current value of Class A shares owned

 .by you, or
 .by members of your immediate family,

 and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Cer-tain trustees and fiduciaries may be entitled to combine accounts in deter-mining their sales charge.

 .Letter of intent - lets you purchase Class A shares of the fund and other
  Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Pacific Portfolio

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

 .Employees of members of the NASD
 .403(b) or 401(k) retirement plans, if certain conditions are met
 .Clients of newly employed Salomon Smith Barney Financial Consultants, if cer-
  tain conditions are met
 .Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").

Class B shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of pur-chase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

Year after purchase    1st 2nd 3rd 4th 5th through 8th
Deferred sales charge   5%  4%  3%  2%  1%      0%

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

Shares issued:                          Shares issued:     Shares issued:
At initial                              On reinvestment of Upon exchange from
purchase                                dividends and      another Smith Barney
                                        distributions      fund
Eight years after the date of purchase  In same proportion On the date the
                                        as the number of   shares originally
                                        Class B shares     acquired would
                                        converting is to   have converted
                                        total Class B      into Class A
                                        shares you own     shares
                                        (excluding shares
                                        issued as a
                                        dividend)


                                                       Smith Barney Mutual Funds

Class L shares
You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

Class Y shares
You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

 More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 .Shares exchanged for shares of another Smith Barney fund
 .Shares representing reinvested distributions and dividends
 .Shares no longer subject to the deferred sales charge

Each time you place a request to sell shares, the fund will first sell any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.


Pacific Portfolio

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

 .On payments made through certain systematic withdrawal plans
 .On certain distributions from a retirement plan
 .For involuntary redemptions of small account balances
 .For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

 Buying shares

     Through a   You should contact your Salomon Smith Barney Financial Con-
 Salomon Smith   sultant or dealer representative to open a brokerage account
        Barney   and make arrangements to buy shares.
     Financial
 Consultant or   If you do not provide the following information, your order
        dealer   will be rejected
representative
                 .Class of shares being bought
                 .Dollar amount or number of shares being bought
                 You should pay for your shares through your brokerage account no later than the third business day after you place your
                 order. Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.
--------------------------------------------------------------------------------
   Through the   Qualified retirement plans and certain other investors who
   fund's sub-   are clients of the selling group are eligible to buy shares
      transfer   directly from the fund.
         agent
                 .Write the sub-transfer agent at the following address:
                      Smith Barney World Funds, Inc.
                      Pacific Portfolio
                      (Specify class of shares)
                      c/o PFPC Global Fund Service
                      P.O. Box 9699
                      Providence, Rhode Island 02940-9699
                 .Enclose a check to pay for the shares. For initial pur-
                   chases, complete and send an account application.
                 .For more information, call the transfer agent at 1-800-451-
                   2010.
--------------------------------------------------------------------------------

                                                       Smith Barney Mutual Funds

--------------------------------------------------------------------------------
     Through a   You may authorize Salomon Smith Barney, your dealer represen-
    systematic   tative or the sub-transfer agent to transfer funds automati-
    investment   cally from a regular bank account, cash held in a Salomon
          plan   Smith Barney brokerage account or Smith Barney money market fund to buy shares on a regular basis.
                 .Amounts transferred should be at least: $25 monthly or $50 quarterly.
                 .If you do not have sufficient funds in your account on a
                   transfer date, Salomon Smith Barney, your dealer represen-tative or the sub-transfer agent may charge you a fee.

                 For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the SAI.

 Exchanging shares

  Smith Barney   You should contact your Salomon Smith Barney Financial Con-
      offers a   sultant or dealer representative to exchange into other Smith
   distinctive   Barney funds. Be sure to read the prospectus of the Smith
     family of   Barney fund you are exchanging into. An exchange is a taxable
         funds   transaction.
   tailored to
 help meet the   .You may exchange shares only for shares of the same class of
 varying needs     another Smith Barney fund. Not all Smith Barney funds offer
 of both large     all classes.
     and small   .Not all Smith Barney funds may be offered in your state of
    investors.     residence. Contact your Salomon Smith Barney Financial Con-
                   sultant, dealer representative or the transfer agent.
                 .You must meet the minimum investment amount for each fund.
                 .If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with
                   signed stock powers (documents transferring ownership of
                   certificates) before the exchange is effective.
                 .The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.
--------------------------------------------------------------------------------

Pacific Portfolio

--------------------------------------------------------------------------------
     Waiver of   Your shares will not be subject to an initial sales charge at
    additional   the time of the exchange.
 sales charges
                 Your deferred sales charge (if any) will continue to be mea-
                 sured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you
                 will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
--------------------------------------------------------------------------------
  By telephone   If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent. You must com-plete an authorization form to authorize telephone transfers.
                 If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time).

                 You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------
       By mail If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the sub-trans-fer agent at the address on the following page.

                                                       Smith Barney Mutual Funds

 Redeeming shares

     Generally   Contact your Salomon Smith Barney Financial Consultant or
                 dealer representative to redeem shares of the fund.

                 If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemp-tion proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                 If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------
       By mail For accounts held directly at the fund, send written requests to the sub-transfer agent at the following address:
                   Smith Barney World Funds, Inc.
                   Pacific Portfolio
                   (Specify class of shares)
                   c/o PFPC Global Fund Services
                   P.O. Box 9699
                   Providence, Rhode Island 02940-9699

                 Your written request must provide the following:

                 .Your account number
                 .The class of shares and the dollar amount or number of
                   shares to be redeemed
                 .Signatures of each owner exactly as the account is regis-
                   tered
--------------------------------------------------------------------------------

Pacific Portfolio

--------------------------------------------------------------------------------
  By telephone   If you do not have a brokerage account, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by tel-ephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time).

                 Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other docu-
                 ments.
--------------------------------------------------------------------------------
     Automatic   You can arrange for the automatic redemption of a portion of
          cash   your shares on a monthly or quarterly basis. To qualify you
    withdrawal   must own shares of the fund with a value of at least $10,000
         plans   ($5,000 for retirement plan accounts) and each automatic
                 redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

                 The following conditions apply:

                 .Your shares must not be represented by certificates .All dividends and distributions must be reinvested

                 For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

                                                       Smith Barney Mutual Funds

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

 .Name of the fund
 .Account number
 .Class of shares being bought, exchanged or redeemed
 .Dollar amount or number of shares being bought, exchanged or redeemed .Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemp-tion request is genuine by recording calls, asking the caller to provide a per-sonal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .Are redeeming over $10,000 of shares
 .Are sending signed share certificates or stock powers to the sub-transfer agent
 .Instruct the sub-transfer agent to mail the check to an address different from the one on your account
 .Changed your account registration
 .Want the check paid to someone other than the account owner(s)
 .Are transferring the redemption proceeds to an account with a different regis-tration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 .Suspend the offering of shares
 .Waive or change minimum and additional investment amounts
 .Reject any purchase or exchange order
 .Change, revoke or suspend the exchange privilege
 .Suspend telephone transactions
 .Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission

Pacific Portfolio

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other share-holders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

                                                       Smith Barney Mutual Funds

 Smith Barney 401(k) and ExecChoice TM programs

You may be eligible to participate in the Smith Barney 401(k) program or the Smith Barney ExecChoiceTM program. The fund offers Class A and Class L shares to participating plans as investment alternatives under the programs. You can meet minimum investment and exchange amounts by combining the plan's invest-ments in any of the Smith Barney funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment. Once a class of shares is chosen, all additional purchases must be of the same class.

 .Class A shares may be purchased by plans investing at least $1 million.

 .Class L shares may be purchased by plans investing less than $1 million. Class
  L shares are eligible for exchange to Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange sooner in the following circumstances:

  If the account was opened on or after June 21, 1996 and a total of $1 mil-lion is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program 5 years.

  If the account was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L shares (other than money market funds) on December 31 in any year, all Class L shares are eligible for exchange on or about March 31 of the following year.

For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.

Pacific Portfolio

 Dividends, distributions and taxes

Dividends The fund generally pays dividends and makes capital gain distribu-tions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in addi-tional fund shares of the same class that you hold. The fund expects distribu-tions to be primarily from capital gain. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the trans-fer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

 Transaction                           Federal tax status
Redemption or exchange of shares       Usually capital gain or
                                       loss; long-term only if
                                       shares owned more than
                                       one year

Long-term capital gain distributions   Long-term capital gain

Short-term capital gain distributions  Ordinary income

Dividends                              Ordinary income

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a long-term capital gain dis-tribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct tax-payer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

                                                       Smith Barney Mutual Funds

 Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabili-ties. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calcu-lation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quota-tions. The fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When reliable market prices or quota-tions are not readily available, or when the value of a security has been mate-rially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accor-dance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer repre-sentative before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

Pacific Portfolio

 Financial highlights

The financial highlights tables are intended to help you understand the perfor-mance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, is included in the annual report (available upon request).

 For a Class A share of capital stock outstanding throughout each year ended October 31:

                            1999(/1/)  1998(/1/)    1997   1996(/1/)    1995
------------------------------------------------------------------------------
 Net asset value,
 beginning of year            $6.73      $8.46    $10.18    $10.07    $12.92
------------------------------------------------------------------------------
 Income (loss) from
 operations:
 Net investment loss(/2/)     (0.05)     (0.12)    (0.17)    (0.14)    (0.01)
 Net realized and
 unrealized gain (loss)        5.12      (1.61)    (1.55)     0.25     (2.84)
------------------------------------------------------------------------------
 Total income (loss) from
 operations                    5.07      (1.73)    (1.72)     0.11     (2.85)
------------------------------------------------------------------------------
 Net asset value, end of
 year                        $11.80      $6.73     $8.46    $10.18    $10.07
------------------------------------------------------------------------------
 Total return(/3/)            75.33 %   (20.45)%  (16.90)%    1.09 %  (22.06)%
------------------------------------------------------------------------------
 Net assets, end of year
 (000)'s                     $4,905     $1,788    $4,750    $4,929    $4,409
------------------------------------------------------------------------------
 Ratios to average net
 assets:
 Expenses(/2/)(/4/)            1.72 %     3.47 %    3.37 %    2.64 %    1.97 %
 Net investment loss          (0.64)     (1.66)    (2.36)    (1.38)    (0.71)
------------------------------------------------------------------------------
 Portfolio turnover rate        128 %      135 %     154 %      86 %      31 %
------------------------------------------------------------------------------

(/1/) Per share amounts calculated using the monthly average shares method.
(/2/) The manager waived all or part of its fees for the years ended October 31,
      1999 and 1995. In addition, the Manager agreed to reimburse the Pacific
	Portfolio for $30,862 of the fund's expenses for the year ended
	October 31, 1995.  If such fees were not waived, or expenses reimbursed 	the
 per share effect on net investment income (loss) and the expense 	ratios would
 have been as follows:

         Per Share Increases to  Expense Ratios Without Fee
            Net Investment Loss Waivers and Custody Credits
         1999     1995         1999        1995
-----------------------------------------------------------
Class A  $0.13   $0.14         3.39%       3.18%
-----------------------------------------------------------

(/3/) Total return does not reflect any applicable sales loads or deferred sales charges.
(/4/) During the years ended October 31, 1996 and October 31, 1995, the fund earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class A would have been 2.51% and 1.70%, respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.

                                                       Smith Barney Mutual Funds

 For a Class B share of capital stock outstanding throughout each year ended October 31:

                            1999(/1/) 1998(/1/)    1997   1996(/1/) 1995(/2/)
----------------------------------------------------------------------------------
 Net asset value,
 beginning of year            $6.51     $8.25    $10.01     $9.99    $12.64
----------------------------------------------------------------------------------
 Income (loss) from
 operations:
 Net investment loss(/3/)     (0.14)    (0.22)    (0.27)    (0.23)    (0.01)
 Net realized and
 unrealized gain (loss)        4.94     (1.52)    (1.49)     0.25     (2.64)
----------------------------------------------------------------------------------
 Total income (loss) from
 operations                    4.80     (1.74)    (1.76)     0.02     (2.65)
----------------------------------------------------------------------------------
 Net asset value, end of
 year                        $11.31     $6.51     $8.25    $10.01     $9.99
----------------------------------------------------------------------------------
 Total return                 73.73%   (21.09)%  (17.58)%    0.20%   (20.97)%(/6/)
----------------------------------------------------------------------------------
 Net assets, end of year
 (000)'s                     $3,633    $2,159    $3,558    $4,009    $1,031
----------------------------------------------------------------------------------
 Ratios to average net
 assets:
 Expenses(/3/)                 2.64%     4.45%     4.24%     3.65%     3.39%(/5/)
 Net investment loss(/3/)     (1.62)    (3.14)    (3.07)    (2.26)    (1.47) (/5/)
----------------------------------------------------------------------------------
 Portfolio turnover rate        128%      135%      154%       86%       31%
----------------------------------------------------------------------------------

(/1/) Per share amounts have been calculated using the monthly average shares method.
(/2/) For the period from November 7, 1994 (inception date) to October 31,
      1995.
(/3/) The Manager waived all or part of its fees for the period ended October
      31, 1995. In addition, the Manager agreed to reimburse the Pacific Port-folio for $30,862 of the Portfolio's expenses for the period ended Octo-ber 31, 1995. If such fees and expenses were not waived or reimbursed, the per share effect on net investment loss and the expense ratio would have been as follows:

         Per Share Increase to   Expense Ratio Without Fee
           Net Investment Loss Waivers and Custody Credits
           1999      1995	1999          1995
----------------------------------------------------------
Class B   $0.13     $0.16     4.13%         4.90%+(/5/)
----------------------------------------------------------

      In addition, during the year ended October 31, 1996 and the period ended October 31, 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. If the credits are taken into con-sideration, the expense ratios would have been 3.47% and 3.06% (annualized), respectively.
(/4/) Total return is not annualized, as it may not be representative of the total return for the year.
(/5/) Annualized.
(/6/) Total return does not reflect any applicable sales loads or deferred
 sales	charges.

Pacific Portfolio

 For a Class L share of capital stock
 outstanding throughout each year ended October 31:

                            1999(/1/)  1998(/1/)(/2/) 1997(/1/)  1996(/1/)(/2/) 1995(/1/)(/3/)
----------------------------------------------------------------------------------------------
 Net asset value,
 beginning of year            $6.48         $8.21       $9.98         $9.95         $12.86
----------------------------------------------------------------------------------------------
 Income (loss) from
 operations:
 Net investment loss(/4/)     (0.12)        (0.20)      (0.27)        (0.24)         (0.02)
 Net realized and
 unrealized
 gain (loss)                   4.91         (1.53)      (1.50)         0.27          (2.89)
----------------------------------------------------------------------------------------------
 Total income (loss) from
 operations                    4.79         (1.73)      (1.77)         0.03          (2.91)
----------------------------------------------------------------------------------------------
 Net asset value, end of
 year                        $11.27         $6.48       $8.21         $9.98          $9.95
----------------------------------------------------------------------------------------------
 Total return(/5/)            73.92 %      (21.07)%    (17.74)%        0.30 %       (22.63)%
----------------------------------------------------------------------------------------------
 Net assets, end of year
 (000)'s                     $4,375          $982      $1,493        $1,612         $1,952
----------------------------------------------------------------------------------------------
 Ratios to average net
 assets:
 Expenses(/4/)                 2.38 %        4.28 %      4.44 %        3.46 %         2.69 %
 Net investment loss          (1.44)        (2.90)      (3.21)        (2.22)         (1.45)
----------------------------------------------------------------------------------------------
 Portfolio turnover rate        128 %         135 %       154 %          86 %           31 %
----------------------------------------------------------------------------------------------

(/1/) On June 12, 1998, Class C shares were renamed Class L shares.
(/2/) Per share amounts have been calculated using the monthly average shares method.
(/3/) On November 7, 1994, the former Class B shares were renamed Class C shares.
(/4/) The Manager waived all or part of its fees for the year ended October 31, 1995 and the period ended October 31, 1994. In addition, the Manager agreed to reimburse the Portfolio for $30,862 of the Portfolio's expense for the year ended October 31, 1995. If such fees and expenses were not waived or reimbursed, the per share effect on net investment loss and the expense ratios would have been as follows:

         Per Share Increases to  Expense Ratios Without Fee
            Net Investment Loss Waivers and Custody Credits
           1999   1995   	1999         1995
-----------------------------------------------------------
Class L   $0.13   $0.13        4.04%        3.88%
-----------------------------------------------------------

      In addition, during the years ended October 31, 1996 and
      October 31, 1995, 	the Portfolio had earned credits from the custodian
      which reduced
      service fees incurred. If the credits are taken into consideration, the expense ratios for Class L would have been 3.29% and 2.42%, respectively.
(/5/)	Total return does not reflect any applicable sales loads or deferred
 sales 	charges.

                                                       Smith Barney Mutual Funds

                                                              SalomonSmithBarney
                                                    ----------------------------
                                                    A member of citigroup [LOGO]

Pacific Portfolio

An investment portfolio of Smith Barney World Funds, Inc.

Shareholder reports Annual and semiannual reports to shareholders provide addi-tional information about the fund's investments. These reports discuss the mar-ket conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information
The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Pub-lic Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Data-base on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not law-fully sell its shares.

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-06290)
FD0479 2/00

[SB] Smith Barney
[MF] Mutual Funds





P R O S P E C T U S


European

Portfolio

Class A, B, L and Y Shares
----------------------------------------------------
February 28, 2000







The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

European Portfolio

                   Contents

Investments, risks and performance..........................................   2
More on the fund's investments..............................................   6
Management..................................................................   7
Choosing a class of shares to buy...........................................   8
Comparing the fund's classes................................................   9
Sales charges...............................................................  10
More about deferred sales charges...........................................  12
Buying shares...............................................................  13
Exchanging shares...........................................................  14
Redeeming shares............................................................  16
Other things to know about share transactions...............................  18
Smith Barney 401(k) and ExecChoice(TM) programs.............................  20
Dividends, distributions and taxes..........................................  21
Share price.................................................................  22
Financial highlights........................................................  23

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

                                                       Smith Barney Mutual Funds

 Investments, risks and performance

Investment objective
The fund seeks long-term capital appreciation by investing in equity securities of European issuers.

Principal investment strategies

Key investments The fund invests primarily in equity securities of companies based in Western Europe and may also invest in the emerging markets of Eastern Europe. Equity securities include common and preferred stocks, debt securities convertible into equity securities, depositary receipts and warrants and rights relating to equity securities.

Selection process The manager emphasizes individual security selection while allocating the fund's investments among European countries. Companies in which the fund invests may have large, mid-sized or small market capitalizations and may operate in any market sector. Depending on the manager's assessment of long-term growth potential, the fund's emphasis among European markets and issuers may vary.

In selecting individual companies for investment, the manager looks for the following:

 .Above average earnings growth
 .High relative return on invested capital
 .Experienced and effective management
 .Effective research, product development and marketing
 .Competitive advantages
 .Strong financial condition
 .Favorable trends experienced by certain U.S. companies that are likely to spread to comparable European companies
 .Increasing market share

By spreading the fund's investments across several European markets, the man-ager seeks to reduce volatility compared to investments in a single country.

In allocating assets among countries, the economic and political factors the manager evaluates include:

 .Interest rates and low or decelerating inflation
 .Stable governments with policies toward business that encourage economic growth and foster development of securities markets
 .Currency stability

European Portfolio

Principal risks of investing in the fund
Investing in European securities can bring added benefits, but it may also involve risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 .European stock prices decline
 .Adverse governmental action, or political, economic or market instability affects one or more European countries
 .The currency in which a security is priced declines in value relative to the
  U.S. dollar
 .The manager's judgment about the attractiveness, value or potential apprecia-tion of a particular stock proves to be incorrect

Economic and Monetary Union (EMU) and the introduction of a single European currency (the Euro), which began on January 1, 1999, may increase uncertainties relating to investment in European markets. Among other things, EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expectation of economic benefits, however, there are significant risks associated with EMU. Monetary and economic union on this scale has not been attempted before, and there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions.

The fund invests in certain European countries where the securities markets are less liquid and more volatile than markets in the U.S. In some European countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the U.S.
Currency fluctuations could erase investment gains or add to investment losses. The risks of investing in the emerging markets of Eastern Europe are substantially greater than investing in the more developed markets of Western Europe.

Who may want to invest The fund may be an appropriate investment if you:

 .Are seeking to participate in the long-term growth potential of European mar-
  kets
 .Currently have exposure to U.S. stock markets and wish to broaden the diversi-
  fication of your investment portfolio
 .Are comfortable with the risks of the stock market and the special risks of concentrating in European securities

                                                       Smith Barney Mutual Funds

Risk return bar chart

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not neces-sarily indicate how the fund will perform in the future. The bar chart shows the performance of the fund's Class A shares for each of the past five years. Class B, L and Y shares would have different performance because of their dif-ferent expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

                        Total Return for Class A Shares

                            (BAR GRAPH APPEARS HERE)

                     95       96      97       98       99
                     --       --      --       --       --
                   17.23%   29.12%   1.78%   24.31%   33.38%

                       Calendar years ended December 31

Quarterly returns

Highest: 28.23% in 4th quarter 1999; Lowest: (20.91)% in 3rd quarter 1998

Risk return table
This table indicates the risks of investing in the fund by comparing the aver-age annual total return of each class for the periods shown with that of the MSCI European Market Index ("MSCI Index"), a broad-based unmanaged index of foreign stocks. This table assumes the imposition of the maximum sales charge applicable to the class, the redemption of shares at the end of the period, and the reinvestment of distributions and dividends.

                          Average Annual Total Returns

                  Calendar Years Ended December 31, 1999

Class       1 year 5 years 10 years Since inception Inception Date
 A          26.72% 19.41%    n/a        15.80%         02/07/94
 B          27.26% 19.62%    n/a        18.35%         11/07/94
 L          29.98% 19.53%    n/a        15.89%         02/14/94
 Y**          n/a    n/a     n/a          n/a          11/07/94
MSCI Index  15.89% 22.12%    n/a        18.84%            *

 *Index comparison begins on February 28, 1994.

**There were no Class Y shares outstanding for the calendar year ended December 31, 1999.

European Portfolio

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

(fees paid directly from your investment)     Class A Class B Class L Class Y
Maximum sales charge (load) imposed on
purchases (as a % of offering price)          5.00%*    None   1.00%    None
Maximum deferred sales charge (load) (as a %
of the lower of net asset value at purchase
or redemption)                                 None*   5.00%   1.00%    None

                         Annual fund operating expenses
(expenses deducted from fund assets)          Class A Class B Class L Class Y**
Management fee                                 0.85%   0.85%   0.85%   0.85%
Distribution and service (12b-1) fees          0.25%   1.00%   1.00%    None
Other expenses                                 0.41%   0.43%   0.39%   0.41%**
                                              ------   -----   -----   -----
Total annual fund operating expenses           1.51%   2.28%   2.24%   1.26%

*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

**"Other Expenses" have been estimated based on expenses incurred by Class A shares because no Class Y shares were outstanding for the year ended October 31, 1999.

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 .You invest $10,000 in the fund for the period shown
 .Your investment has a 5% return each year
 .You reinvest all distributions and dividends without a sales charge
 .The fund's operating expenses remain the same

                      Number of years you own your shares

                                       1 year 3 years 5 years 10 years
Class A (with or without redemption)    $646  $  953  $1,283   $2,211
Class B (redemption at end of period)   $731  $1,012  $1,320   $2,426
Class B (no redemption) without CDSC    $231  $  712  $1,220   $2,426
Class L (redemption at end of period)   $425  $  793  $1,288   $2,649
Class L (no redemption) without CDSC    $325  $  793  $1,288   $2,649
Class Y (with or without redemption)    $128  $  400  $  692   $1,523

                                                       Smith Barney Mutual Funds

 More on the fund's investments

Debt and other securities The fund intends to be fully invested in equity secu-rities. However, for cash management purposes, the fund may invest in debt securities of U.S. and foreign corporate and governmental issuers or other securities. Debt securities may be of any maturity, duration or credit quality and may pay fixed or variable rates of principal and interest. The value of debt securities will go down if interest rates go up, or the credit rating of the security is downgraded or the issuer defaults on its obligation to pay principal or interest. These risks are more severe for debt securities rated below investment grade.

Currency transactions The fund may enter into transactions to buy or sell cur-rencies at a future date, which may be a few days or a number of months. The fund may enter into these forward currency contracts to:

 .Settle transactions in securities quoted in foreign currencies
 .Hedge against the economic impact of adverse changes in the value of the U.S.
  dollar

The fund may not fully benefit from or may lose money on forward currency transactions if changes in currency rates do not occur as anticipated or do not correspond accurately to changes in the value of the fund's holdings.

Defensive investing The fund may depart from its principal investment strate-gies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

European Portfolio

 Management

Manager The fund's investment manager is SSB Citi Fund Management LLC, an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidi-aries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

Rein van der Does, investment officer of the manager and managing director of Salomon Smith Barney, has been responsible for day-to-day management of the fund since inception. Maurits E. Edersheim, head of Salomon Smith Barney's international equity team, has general responsibility for Salomon Smith Barney's international equity investment operations.

Management fee For its services, the manager received a fee during the fund's last fiscal year equal to 0.85% of the fund's average daily net assets.

Distributor The fund has entered into an agreement with CFBDS, Inc. to distrib-ute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A, B and L shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Transfer agent and shareholder servicing agent Smith Barney Private Trust Com-pany serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Services serves as the fund's sub-transfer agent (the "sub-transfer agent") to render certain shareholder record keeping and accounting services and functions.

Year 2000 Issue As the year 2000 began, there were few problems caused by the inability of certain computer systems to tell the difference between the year 2000 and the year 1900 (commonly known as the "Year 2000" issue). It is possi-ble that some computer systems could malfunction in the future because of the Year 2000 issue or as a result of actions taken to address the Year 2000 issue. Fund management does not anticipate that its services or those of the fund's other service providers will be adversely affected, but fund management will continue to monitor the situation. If malfunctions related to the Year 2000 issue do arise, the fund and its investments could be negatively affected.

                                                       Smith Barney Mutual Funds

 Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 .If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.
 .For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.
 .Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class
  L shares do not, Class B shares may be more attractive to long-term invest-ors.

You may buy shares from:

 .Salomon Smith Barney Financial Consultant
 .An investment dealer in the selling group or a broker that clears through Sal-
  omon Smith Barney--a dealer representative
 .The fund, but only if you are investing through certain qualified plans or certain dealer representatives.

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                 Initial           Additional
                                       Classes A, B, L   Class Y   All Classes
General                                    $1,000      $15 million     $50
IRAs, Self Employed Retirement Plans,
Uniform Gift to Minor Accounts              $250       $15 million     $50
Qualified Retirement Plans*                  $25       $15 million     $25
Simple IRAs                                  $1            n/a         $1
Monthly Systematic Investment Plans          $25           n/a         $25
Quarterly Systematic Investment Plans        $50           n/a         $50

*Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

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 Comparing the fund's classes

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different com-pensation depending upon which class you choose.

                           Class A     Class B     Class L     Class Y
Key features             .Initial    .No initial .Initial    .No initial
                          sales       sales       sales       or
                          charge      charge      charge is   deferred
                          .You may    .Deferred   lower than  sales
                          qualify     sales       Class A     charge
                          for reduc-  charge      .Deferred   .Must
                          tion or     declines    sales       invest at
                          waiver of   over time   charge for  least $15
                          initial     .Converts   only 1      million
                          sales       to Class A  year        .Lower
                          charge      after 8     .Does not   annual
                          .Lower      years       convert to  expenses
                          annual      .Higher     Class A     than the
                          expenses    annual      .Higher     other
                          than Class  expenses    annual      classes
                          B and       than Class  expenses
                          Class L     A           than Class
                                                  A
------------------------------------------------------------------------
Initial sales charge     Up to       None        1.00%       None
                         5.00%;
                         reduced for
                         large pur-
                         chases and
                         waived for
                         certain
                         investors;
                         no charge
                         for pur-
                         chases of
                         $500,000 or
                         more
------------------------------------------------------------------------
Deferred sales charge    1% on pur-  Up to 5%    1% if you   None
                         chases of   charged     redeem
                         $500,000 or when you    within 1
                         more if you redeem      year of
                         redeem      shares. The purchase
                         within 1    charge is
                         year of     reduced
                         purchase    over time
                                     and there
                                     is no
                                     deferred
                                     sales
                                     charge
                                     after 6
                                     years
------------------------------------------------------------------------
Annual distribution and  0.25% of    1% of aver- 1% of aver- None
service fees             average     age daily   age daily
                         daily net   net assets  net assets
                         assets
------------------------------------------------------------------------
Exchangeable into*       Class A     Class B     Class L     Class Y
                         shares of   shares of   shares of   shares of
                         most Smith  most Smith  most Smith  most Smith
                         Barney      Barney      Barney      Barney
                         funds       funds       funds       funds
------------------------------------------------------------------------

*Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.

                                                       Smith Barney Mutual Funds

 Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

                                 Sales Charge as a % of
                                 Offering  Net amount
Amount of purchase               price (%) invested (%)
Less than $25,000                  5.00        5.26
$25,000 but less than $50,000      4.00        4.17
$50,000 but less than $100,000     3.50        3.63
$100,000 but less than $250,000    3.00        3.09
$250,000 but less than $500,000    2.00        2.04
$500,000 or more                   0.00        0.00

Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

 .Accumulation privilege - lets you combine the current value of Class A shares owned

 .by you, or
 .by members of your immediate family,

 and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Cer-tain trustees and fiduciaries may be entitled to combine accounts in deter-mining their sales charge.

 .Letter of intent - lets you purchase Class A shares of the fund and other
  Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may

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  include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

 .Employees of members of the NASD
 .403(b) or 401(k) retirement plans, if certain conditions are met
 .Clients of newly employed Salomon Smith Barney Financial Consultants, if cer-
  tain conditions are met
 .Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").

Class B shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of pur-chase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

Year after purchase    1st 2nd 3rd 4th 5th 6th through 8th
Deferred sales charge   5%  4%  3%  2%  1%        0%

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

Shares issued:                          Shares issued:     Shares issued:
At initial                              On reinvestment of Upon exchange from
purchase                                dividends and      another Smith
                                        distributions      Barney fund
Eight years after the date of purchase  In same proportion On the date the
                                        as the number of   shares originally
                                        Class B shares     acquired would
                                        converting is to   have converted
                                        total Class B      into Class A
                                        shares you own     shares
                                        (excluding shares
                                        issued as a
                                        dividend)

                                                       Smith Barney Mutual Funds

Class L shares
You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

Class Y shares
You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

 More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 .Shares exchanged for shares of another Smith Barney fund
 .Shares representing reinvested distributions and dividends
 .Shares no longer subject to the deferred sales charge

Each time you place a request to sell shares, the fund will first sell any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

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Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

 .On payments made through certain systematic withdrawal plans
 .On certain distributions from a retirement plan
 .For involuntary redemptions of small account balances
 .For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

 Buying shares

      Through a You should contact your Salomon Smith Barney Financial Con-Salomon Smith sultant or dealer representative to open a brokerage account
         Barney  and make arrangements to buy shares.
      Financial
  Consultant or  If you do not provide the following information, your order dealer  will be rejected
 representative

                 .Class of shares being bought
                 .Dollar amount or number of shares being bought

                 You should pay for your shares through your brokerage account no later than the third business day after you place your
                 order. Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.
--------------------------------------------------------------------------------
                 Qualified retirement plans and certain other investors who
   Through the   are clients of the selling group are eligible to buy shares
   fund's sub-   directly from the fund.
      transfer
    agent

                 .Write the sub-transfer agent at the following address:
                      Smith Barney World Funds, Inc.
                      European Portfolio
                      (Specify class of shares)

                      c/o PFPC Global Fund Service

                      P.O. Box 9699

                      Providence, Rhode Island 02940-9699
                 .Enclose a check to pay for the shares. For initial pur-
                   chases, complete and send an account application.
                 .For more information, call the transfer agent at1-800-451-
                   2010.
--------------------------------------------------------------------------------

                                                       Smith Barney Mutual Funds

--------------------------------------------------------------------------------
     Through a
    systematic   You may authorize Salomon Smith Barney, your dealer represen-
    investment   tative or the sub-transfer agent to transfer funds automati-
          plan   cally from a regular bank account, cash held in a Salomon
                 Smith Barney brokerage account or Smith Barney money market fund to buy shares on a regular basis.

                 .Amounts transferred should be at least: $25 monthly or $50 quarterly.

                 .If you do not have sufficient funds in your account on a
                   transfer date, Salomon Smith Barney, your dealer represen-tative or the sub-transfer agent may charge you a fee.

                 For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the SAI.

 Exchanging shares

  Smith Barney   You should contact your Salomon Smith Barney Financial Con-
      offers a   sultant or dealer representative to exchange into other Smith
   distinctive   Barney funds. Be sure to read the prospectus of the Smith
     family of   Barney fund you are exchanging into. An exchange is a taxable
         funds   transaction.
   tailored to
 help meet the   .You may exchange shares only for shares of the same class of
 varying needs     another Smith Barney fund. Not all Smith Barney funds offer
 of both large     all classes.
     and small   .Not all Smith Barney funds may be offered in your state of
    investors.     residence. Contact your Salomon Smith Barney Financial Con-
                   sultant, dealer representative or the transfer agent.
                 .You must meet the minimum investment amount for each fund.

                 .If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with
                   signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
                 .The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.
--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
     Waiver of   Your shares will not be subject to an initial sales charge at
    additional   the time of the exchange.
 sales charges

                 Your deferred sales charge (if any) will continue to be mea-sured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you
                 will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
--------------------------------------------------------------------------------
  By telephone
                 If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent. You must com-plete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time).

                 You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------
       By mail
                 If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the sub-trans-fer agent at the address on the following page.

                                                       Smith Barney Mutual Funds

 Redeeming shares

     Generally   Contact your Salomon Smith Barney Financial Consultant or
                 dealer representative to redeem shares of the fund.

                 If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemp-tion proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                 If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------
       By mail
                 For accounts held directly at the fund, send written requests to the sub-transfer agent at the following address:
                   Smith Barney World Funds, Inc.
                   European Portfolio
                   (Specify class of shares)

                   c/o PFPC Global Fund Services

                   P.O. Box 9699

                   Providence, Rhode Island 02940-9699

                 Your written request must provide the following:

                 .Your account number
                 .The class of shares and the dollar amount or number of
                   shares to be redeemed
                 .Signatures of each owner exactly as the account is regis-
                   tered
--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
  By telephone
                 If you do not have a brokerage account, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by tel-ephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time).

                 Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other docu-
                 ments.
--------------------------------------------------------------------------------
     Automatic
          cash   You can arrange for the automatic redemption of a portion of
    withdrawal   your shares on a monthly or quarterly basis. To qualify you
         plans   must own shares of the fund with a value of at least $10,000
                 ($5,000 for retirement plan accounts) and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

                 The following conditions apply:

                 .Your shares must not be represented by certificates .All dividends and distributions must be reinvested

                 For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

                                                       Smith Barney Mutual Funds

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

 .Name of the fund
 .Account number
 .Class of shares being bought, exchanged or redeemed
 .Dollar amount or number of shares being bought, exchanged or redeemed .Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemp-tion request is genuine by recording calls, asking the caller to provide a per-sonal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .Are redeeming over $10,000 of shares

 .Are sending signed share certificates or stock powers to the sub-transfer agent

 .Instruct the sub-transfer agent to mail the check to an address different from the one on your account
 .Changed your account registration
 .Want the check paid to someone other than the account owner(s)
 .Are transferring the redemption proceeds to an account with a different regis-tration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 .Suspend the offering of shares
 .Waive or change minimum and additional investment amounts
 .Reject any purchase or exchange order
 .Change, revoke or suspend the exchange privilege
 .Suspend telephone transactions
 .Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission

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Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other share-holders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

                                                       Smith Barney Mutual Funds

 Smith Barney 401(k) and ExecChoice TM programs

You may be eligible to participate in the Smith Barney 401(k) program or the Smith Barney ExecChoice(TM) program. The fund offers Class A and Class L shares to participating plans as investment alternatives under the programs. You can meet minimum investment and exchange amounts by combining the plan's invest-ments in any of the Smith Barney funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment. Once a class of shares is chosen, all additional purchases must be of the same class.

 .Class A shares may be purchased by plans investing at least $1 million.

 .Class L shares may be purchased by plans investing less than $1 million. Class
  L shares are eligible for exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange sooner in the following circumstances:

  If the account was opened on or after June 21, 1996 and a total of $1 mil-lion is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program 5 years.

  If the account was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L shares (other than money market funds) on December 31 in any year, all Class L shares are eligible for exchange on or about March 31 of the following year.

For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.
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 Dividends, distributions and taxes

Dividends The fund generally pays dividends and makes capital gain distribu-tions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in addi-tional fund shares of the same class that you hold. The fund expects distribu-tions to be primarily from capital gain. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the trans-fer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

 Transaction                           Federal tax status
 Redemption or exchange of shares      Usually capital gain or loss; long-term
                                       only if shares owned more than one year
 Long-term capital gain distributions  Long-term capital gain
 Short-term capital gain distributions Ordinary income
 Dividends                             Ordinary income

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a long-term capital gain dis-tribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct tax-payer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

                                                       Smith Barney Mutual Funds

 Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabili-ties. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calcu-lation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quota-tions. The fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When reliable market prices or quota-tions are not readily available, or when the value of a security has been mate-rially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accor-dance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer repre-sentative before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

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 Financial highlights

The financial highlights tables are intended to help you understand the perfor-mance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, is included in the annual report (available upon request).

 For a Class A share of capital stock outstanding throughout each year ended October 31:

                           1999(/1/)      1998(/1/) 1997(/1/)    1996     1995
-------------------------------------------------------------------------------
 Net asset value,
 beginning of year           $19.44         $18.23    $17.25   $14.67   $12.88
-------------------------------------------------------------------------------
 Income (loss) from
 operations:
 Net investment income
 (loss)(/2/)                  (0.00)(/3/)     0.06     (0.08)   (0.08)    0.07
 Net realized and
 unrealized gain               3.47           1.54      2.22     2.79     1.72
-------------------------------------------------------------------------------
 Total income from
 operations                    3.47           1.60      2.14     2.71     1.79
-------------------------------------------------------------------------------
 Less distributions from:
 Net investment
 income(/4/)                     --             --        --    (0.09)      --
 Net realized gains           (0.33)         (0.39)    (1.16)   (0.04)      --
-------------------------------------------------------------------------------
 Total distributions          (0.33)         (0.39)    (1.16)   (0.13)      --
-------------------------------------------------------------------------------
 Net asset value, end of
 year                        $22.58         $19.44    $18.23   $17.25   $14.67
-------------------------------------------------------------------------------
 Total return(/5/)            18.02%          9.10%    12.88%   18.65%   13.90%
-------------------------------------------------------------------------------
 Net assets, end of year
 (000)'s                    $31,946        $27,563   $14,118  $10,528  $11,870
-------------------------------------------------------------------------------
 Ratios to average net
 assets:
 Expenses(/2/)(/6/)            1.51%          1.56%     1.80%    1.85%    2.06%
 Net investment income
 (loss)                       (0.00)(/7/)     0.30     (0.42)   (0.49)    0.51
-------------------------------------------------------------------------------
 Portfolio turnover rate        17%            27%       28%      39%      34%
-------------------------------------------------------------------------------

(/1/)Per share amounts calculated using the monthly average shares method.

(/2/)The manager waived all or part of its fees for the year ended October 31,
     1995. If such fees were not waived, and custody credits not earned,the per share effect on net investment income and the expense ratios would have been as follows:

         Per Share Decreases to  Expense Ratios Without Fee
          Net Investment Income Waivers and Custody credits
                  1995                     1995
-----------------------------------------------------------
Class A          $0.01                     2.09%
-----------------------------------------------------------

(/3/)Amount represents less than $0.01 per share.

(/4/)Distributions from net investment income include short-term capital gains, if any, for federal income tax purposes.


(/5/)Total return does not reflect any applicable sales loads or deferred sales charges.

(/6/)During the years ended October 31, 1996 and 1995, the fund earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios would have been 1.82% and 2.02%, respectively.

(/7/)Amount represents less than 0.01%.

                                                       Smith Barney Mutual Funds

 For a Class B Share of capital stock
 outstanding throughout each year ended October 31:

                           1999(/1/) 1998(/1/) 1997(/1/)    1996  1995(/2/)
--------------------------------------------------------------------------------
 Net asset value,
 beginning of year           $18.95    $17.92    $17.09   $14.56    $12.62
--------------------------------------------------------------------------------
 Income (loss) from
 operations:
 Net investment income
 (loss)(/3/)                  (0.16)    (0.11)    (0.20)   (0.20)     0.02
 Net realized and
 unrealized gain               3.37      1.53      2.19     2.77      1.92
--------------------------------------------------------------------------------
 Total income from
 operations                    3.21      1.42      1.99     2.57      1.94
--------------------------------------------------------------------------------
 Less distributions from:
 Net realized gains           (0.33)    (0.39)    (1.16)   (0.04)       --
--------------------------------------------------------------------------------
 Total distributions          (0.33)    (0.39)    (1.16)   (0.04)       --
--------------------------------------------------------------------------------
 Net asset value, end of
 year                        $21.83    $18.95    $17.92   $17.09    $14.56
--------------------------------------------------------------------------------
 Total return(/4/)            17.10%     8.24%    12.08%   17.72%    15.37%(/5/)
--------------------------------------------------------------------------------
 Net assets, end of year
 (000)'s                    $37,575   $40,090   $29,221  $26,384   $24,825
--------------------------------------------------------------------------------
 Ratios to average net
 assets:
 Expenses(/6/)                 2.28%     2.32%     2.52%    2.59%     3.31%(/7/)
 Net investment income
 (loss)                       (0.81)    (0.56)    (1.13)   (1.22)     0.26(/7/)
--------------------------------------------------------------------------------
 Portfolio turnover rate         17%      27%       28%      39%       34%
--------------------------------------------------------------------------------

(/1/)Per share amounts calculated using the monthly average shares method. (/2/)For the period from November 7, 1994 (inception date) to October 31, 1995. (/3/)The manager waived all or part of its fees for the period ended October
     31, 1995. If such fees were not waived, the per share effect on net investment income and the expense ratios would have been as follows:

         Per Share Decreases to  Expense Ratios Without Fee
          Net Investment Income Waivers and Custody credits
                  1995                     1995
-----------------------------------------------------------
Class B        $0.00(/8/)               3.35%(/7/)
-----------------------------------------------------------

(/4/)Total return does not reflect any applicable sales loads or deferred sales charges.
(/5/)Not annualized.
(/6/)During the year ended October 31, 1996 and the period ended 1995, the fund earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios would have been 2.56% and 3.26%(/8/), respectively.
(/7/)Annualized.
(/8/)Amount represents less than $0.01 per share.

European Portfolio

 For a Class L Share of capital stock
 outstanding throughout each year ended October 31:

                            1999(/1/)    1998(/1/)(/2/)   1997(/1/)   1996  1995(/2/)
-------------------------------------------------------------------------------------
 Net asset value,
 beginning of year            $18.91   $17.86           $17.04      $14.51   $12.83
-------------------------------------------------------------------------------------
 Income (loss) from
 operations:
 Net investment loss(/3/)      (0.15)   (0.07)           (0.21)      (0.14)   (0.08)
 Net realized and
 unrealized gain                3.36     1.51             2.19        2.71     1.76
-------------------------------------------------------------------------------------
 Total income from
 operations                     3.21     1.44             1.98        2.57     1.68
-------------------------------------------------------------------------------------
 Less distributions from:
 Net realized gains(/4/)       (0.33)   (0.39)           (1.16)      (0.04)      --
-------------------------------------------------------------------------------------
 Total distributions           (0.33)   (0.39)           (1.16)      (0.04)      --
-------------------------------------------------------------------------------------
 Net assets value, end of
 year                         $21.79   $18.91           $17.86      $17.04   $14.51
-------------------------------------------------------------------------------------
 Total return(/5/)             17.14%    8.38%           12.06%      17.78%   13.09%
-------------------------------------------------------------------------------------
 Net assets, end of year
 (000)'s                     $11,597  $10,762           $3,110      $2,011   $1,311
-------------------------------------------------------------------------------------
 Ratios to average net
 assets:
 Expenses(/3/)(/6/)             2.24%    2.18%            2.54%       2.52%    2.51%
 Net investment loss           (0.74)   (0.37)           (1.18)      (1.17)   (0.64)
-------------------------------------------------------------------------------------
 Portfolio turnover rate         17%      27%              28%         39%      34%
-------------------------------------------------------------------------------------

(/1/)Per share amounts calculated using the monthly average shares method. (/2/)Prior to June 12, 1998, Class L shares were called Class C shares. Prior to November 7, 1994, Class C shares were called Class B shares.

(/3/)The manager waived all or part of its fees for the year ended October 31, 1995 and 1994. If such fees were not waived, and custody credits not earned the per share effect on net investment loss and the expense ratios would have been as follows:

         Per Share Increases to  Expense Ratios Without Fee
            Net Investment Loss Waivers and Custody credits
                  1995                     1995
-----------------------------------------------------------
Class L          $0.01                     2.54%
-----------------------------------------------------------

(/4/)Distributions from net investment income include short-term capital gains, if any, for Federal income tax purposes.

(/5/)Total return does not reflect any applicable sales loads or deferred sales charges

(/6/)During the years ended October 31, 1996 and 1995, the fund earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios would have been 2.50% and 2.48%, respectively.

                                                       Smith Barney Mutual Funds

                                                              SalomonSmithBarney
                                                    ----------------------------
                                                    A member of citigroup [LOGO]
European
Portfolio

An investment portfolio of Smith Barney World Funds, Inc.

Shareholder reports Annual and semiannual reports to shareholders provide addi-tional information about the fund's investments. These reports discuss the mar-ket conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, the dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by refer-ence into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Pub-lic Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Data-base on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not law-fully sell its shares.

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-06290)

FD0478 2/00


[LOGO] Smith Barney Mutual Funds
(R)

                           PROSPECTUS

                           International
                           Balanced
                           Portfolio

                           Class A, B, L and Y Shares
                           -----------------------------------------------------
                           February 28, 2000

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

International Balanced Portfolio

--------------------------------------------------------------------------------
                         Contents
--------------------------------------------------------------------------------


                         Investments, risks and performance ...............   2

                         More on the fund's investments ...................   6

                         Management .......................................   8

                         Choosing a class of shares to buy ................   9

                         Comparing the fund's classes .....................  10

                         Sales charges ....................................  11

                         More about deferred sales charges ................  13

                         Buying shares ....................................  14

                         Exchanging shares ................................  15

                         Redeeming shares .................................  17

                         Other things to know about  share
                         transactions .....................................  19

                         Smith Barney 401(k) and ExecChoice(TM)
                         programs .........................................  21

                         Dividends, distributions and taxes ...............  22

                         Share price ......................................  23

                         Financial highlights .............................  23


You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.


                                                   Smith Barney Mutual Funds   1

--------------------------------------------------------------------------------
Investments, risks and performance
--------------------------------------------------------------------------------

Investment objective

The fund seeks to provide a competitive total return on its assets from growth of capital and income through a portfolio invested primarily in securities of established non-U.S. issuers.

Principal investment strategies

Key investments The fund invests primarily in equity and debt securities of foreign issuers. Equity securities include common stocks and preferred shares, debt securities convertible into equity securities, depository receipts and warrants and rights relating to equity securities. Debt securities consist primarily of foreign government obligations, but may include corporate bonds.

Selection process The manager selects investments for either their capital appreciation or income potential, attempting to achieve a balance between equity and debt securities so that neither normally comprises more than 70%, or less than 30%, of its assets. The manager may vary its allocation, depending on the manager's assessment of current economic and market conditions.

In selecting equity securities, the manager emphasizes individual security selection, looking for:

o     Above average earnings growth and return on invested capital

o     Effective management, research, product development and marketing

o     Competitive advantages

o     Strong financial condition

In selecting debt securities, the manager considers and compares the relative yields of obligations of various developed nations. The manager looks for:

o Favorable yield, maturity, issue classification and quality characteristics

o     Strong financial condition or stable or improving credit quality

o     Maturities which are typically in the range of two to ten years.

By spreading the fund's investments across many international markets, the manager seeks to reduce volatility. In allocating assets among countries and regions, the factors the manager evaluates include:


2  International Balanced Portfolio

o     Low or decelerating inflation

o Stable governments with policies that encourage economic growth and foster investment

o     Currency movements

Principal risks of investing in the fund

Investing in foreign securities can bring added benefits, but it may also involve additional risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

o     Foreign stock prices decline

o Fixed income investments lose value due to an increase in market interest rates, a decline in issuer's credit rating or financial condition or a default

o Adverse governmental actions, or political, economic or market instability affects a country or region

o An unhedged currency in which a security is priced declines in value relative to the U.S. dollar

o The manager's judgment about the relative yield, value or potential appreciation of a particular security proves to be incorrect

Economic and Monetary Union (EMU) and the introduction of a single European currency (the Euro), which began on January 1, 1999, may increase uncertainties relating to investment in European markets. Among other things, EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expectation of economic benefits, however, there are significant risks associated with EMU. Monetary and economic union on this scale hsa not been attempted before, and there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions.

The fund invests in certain European countries where the securities markets are less liquid and more volatile than markets in the U.S. In some European countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risks of investing in the emerging markets of Eastern Europe are substantially greater than investing in the more developed markets of Western Europe.

The fund is "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund, making it more susceptible to negative events affecting an issuer.

Who may want to invest The fund may be an appropriate investment if you:


o Are seeking to participate in the long-term total return potential of international markets

o Currently have exposure to U.S. stock markets and/or U.S. fixed income securities and wish to broaden your investment portfolio

o Are comfortable with the risks of foreign securities markets and the special risks of investing in lower quality and emerging market securities


                                                   Smith Barney Mutual Funds   3

Risk return bar chart

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future. This bar chart shows the performance of the fund's Class A shares for each of the past five years. Class B, L and Y shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

--------------------------------------------------------------------------------
                         Total Return for Class A Shares
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

   [The following table was depicted as a bar chart in the printed material.]

                       Calendar years ended December 31,

                   1995      1996      1997      1998      1999
                   ----      ----      ----      ----      ----
                  14.63%    12.07%    (6.47)%    20.34%     21.97%

Quarterly returns:

Highest: 19.21% in 4th quarter 1999;  Lowest: (9.91)% in 4th quarter 1997.

Risk return table

This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the MSCI EAFE GDP Weighted Index, a broad-based unmanaged index of foreign stocks ("EAFE Index"), and of the J.P. Morgan Global Government Bond Market Index ("MGBM Index"), a broad-based unmanaged index of foreign debt securities. This table assumes the imposition of the maximum sales charge applicable to the class, the redemption of shares at the end of the period, and the reinvestment of distributions and dividends.

--------------------------------------------------------------------------------
                          Average Annual Total Returns
                     Calendar Years Ended December 31, 1999
--------------------------------------------------------------------------------
   Class         1 year   5 years   10 years    Since Inception   Inception Date
--------------------------------------------------------------------------------
     A           15.90%    10.88%      n/a            9.44%          08/25/94
--------------------------------------------------------------------------------
     B           16.05%    11.02%      n/a            9.93%          11/07/94
--------------------------------------------------------------------------------
     L           18.66%    10.86%      n/a            9.38%          08/25/94
--------------------------------------------------------------------------------
    Y**           n/a       n/a        n/a           10.22%          11/07/94
--------------------------------------------------------------------------------
EAFE Index       31.00%    16.00%      n/a           14.00%               *
--------------------------------------------------------------------------------
MGBM
--------------------------------------------------------------------------------
Index             5.08%     6.69%      n/a            6.45%
--------------------------------------------------------------------------------

* Index comparison begins on August 31, 1994

** There were no Class Y shares outstanding for the calendar year ended December 31, 1999.


4   International Balanced Portfolio

Fee table

This table sets forth the fees and expenses you will pay if you invest in fund shares.


--------------------------------------------------------------------------------
                                Shareholder fees
--------------------------------------------------------------------------------
(fees paid directly from your investment)   Class A  Class B  Class L   Class Y
--------------------------------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)                   5.00%*  None     1.00%     None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
redemptions (as a % of the lower of net
asset value at purchase or redemption)       None*   5.00%    1.00%     None
--------------------------------------------------------------------------------
                         Annual fund operating expenses
--------------------------------------------------------------------------------
(expenses deducted from fund assets)       Class A  Class B  Class L   Class Y**
--------------------------------------------------------------------------------
Management fee                               0.85%   0.85%    0.85%     0.85%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees        0.25%   1.00%    1.00%     None
--------------------------------------------------------------------------------
Other expenses                               1.11%   1.18%    1.35%     1.11%
                                             -----   -----    -----     -----
--------------------------------------------------------------------------------
Total annual fund operating expenses         2.21%   3.03%    3.20%     1.96%


* You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.


** "Other Expenses" have been estimated based on expenses incurred by Class A shares because no Class Y shares were outstanding for the year ended October 31, 1999.


Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

o     You invest $10,000 in the fund for the period shown

o     Your investment has a 5% return each year

o     You reinvest all distributions and dividends without a sales charge

o     The fund's operating expenses remain the same

--------------------------------------------------------------------------------
                      Number of years you own your shares
--------------------------------------------------------------------------------
                                         1 year    3 years    5 years   10 years
--------------------------------------------------------------------------------
Class A (with or without redemption)      $713     $1,157     $1,625    $2,917
--------------------------------------------------------------------------------
Class B (redemption at end of period)     $806     $1,236     $1,691    $3,161
--------------------------------------------------------------------------------
Class B (no redemption)                   $306     $  936     $1,591    $3,161
--------------------------------------------------------------------------------
Class L (redemption at end of period)     $520     $1,076     $1,757    $3,568
--------------------------------------------------------------------------------
Class L (no redemption)                   $420     $1,076     $1,757    $3,568
--------------------------------------------------------------------------------
Class Y (with or without redemption)      $199     $  615     $1,057    $2,285
--------------------------------------------------------------------------------


                                                    Smith Barney Mutual Funds  5

--------------------------------------------------------------------------------
More on the fund's investments
--------------------------------------------------------------------------------

Debt securities Debt securities of developed foreign countries must be rated as investment grade at the time of purchase. Investment grade securities are rated in the top four ratings categories by a nationally recognized statistical rating organization or, if unrated, judged by the manager to be of comparable quality. If the rating drops below investment grade subsequent to purchase, the manager will not necessarily sell the security, but will consider whether the fund should continue to hold the security. Debt securities of developing countries may be rated below investment grade (commonly known as "junk bonds") and could include securities that are in default. These securities may be speculative and involve a high risk of loss.

Derivatives and hedging techniques The fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

o To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock and bond prices, currency exchange rates or interest rates

o     As a substitute for buying or selling currencies or securities

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund's stock and bond price, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.


6  International Balanced Portfolio

Emerging markets The fund may invest up to 25% of assets in debt securities of emerging market governments. Emerging market investments offer the potential of significant gains but also involve greater risks than investing in more developed countries. Political or economic stability, lack of market liquidity and government actions such as currency controls or seizure of private business or property may be more likely in emerging markets.


Impact of high portfolio turnover The fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.


Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.


                                                   Smith Barney Mutual Funds   7

--------------------------------------------------------------------------------
Management
--------------------------------------------------------------------------------

Manager The fund's investment manager is SSB Citi Fund Management LLC, an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's equity investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. Smith Barney Global Capital Management, Inc., a U.S. registered investment adviser located at 10 Piccadilly, London, England, furnishes the fund with information, advice and assistance for the portion of its assets invested in debt securities.

Jeffrey Russell, investment officer of the manager and managing director of Salomon Smith Barney, and Denis P. Mangan, investment officer of the manager and managing director of Smith Barney Global Capital Management, Inc., have been responsible for day-to-day management of the fund since its inception. Mr. Russell is reponsible for the fund's equity investments and Mr. Mangan is responsible for its fixed income investments.

Management fee For its services, the manager received a fee during the fund's last fiscal year equal to 0.85% of the fund's average daily net assets.

Distributor The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A, B and L shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Transfer agent and shareholder servicing agent Smith Barney Private Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Services serves as the fund's sub-transfer agent (the "sub-transfer agent") to render certain shareholder record keeping and accounting services and functions.

Year 2000 issue As the year 2000 began, there were few problems caused by the inability of certain computer systems to tell the difference between the year 2000 and the year 1900 (commonly known as the "Year 2000" issue). It is still possible that some computer systems could malfunction in the future because of the Year 2000 issue or as a result of actions taken to address the Year 2000 issue. Fund management does not anticipate that its services or those of the Fund's other service providers will be adversely affected, but Fund management will continue to monitor the situation. If malfunctions related to the Year 2000 issue do arise, the Fund and its investments could be negatively affected.


8  International Balanced Portfolio

--------------------------------------------------------------------------------
Choosing a class of shares to buy
--------------------------------------------------------------------------------

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

o If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.

o For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.

o Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:

o     A Salomon Smith Barney Financial Consultant

o An investment dealer in the selling group or a broker that clears through Salomon Smith Barney -- a dealer representative

o The fund, but only if you are investing through certain qualified plans or certain dealer representatives

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

--------------------------------------------------------------------------------
                                               Initial                Additional
--------------------------------------------------------------------------------
                                    Classes A, B, L    Class Y       All Classes
--------------------------------------------------------------------------------
General                                  $1,000      $15 million        $50
--------------------------------------------------------------------------------
IRAs, Self Employed Retirement
Plans, Uniform Gift to Minor
Accounts                                   $250      $15 million         $50
--------------------------------------------------------------------------------
Qualified Retirement Plans*                 $25      $15 million         $25
--------------------------------------------------------------------------------
Simple IRAs                                 $1           n/a             $1
--------------------------------------------------------------------------------
Monthly Systematic Investment Plans         $25          n/a             $25
--------------------------------------------------------------------------------
Quarterly Systematic Investment Plans       $50          n/a             $50
--------------------------------------------------------------------------------

*Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans


                                                    Smith Barney Mutual Funds  9

--------------------------------------------------------------------------------
Comparing the fund's classes
--------------------------------------------------------------------------------

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different compensation depending upon which class you choose.

----------------------------------------------------------------------------------------------------
                  Class A                Class B              Class L               Class Y
----------------------------------------------------------------------------------------------------
Key features  o  Initial sales      o  No initial sales   o  Initial sales      o  No initial or
                 charge                charge                charge is lower       deferred sales
                                                             than Class A          charge
              o  You may qualify    o  Deferred sales
                 for reduction or      charge declines    o  Deferred sales     o  Must invest at
                 waiver of initial     over time             charge for only 1     least $15 million
                 sales charge                                year
                                    o  Converts to Class                        o  Lower annual
              o  Lower annual          A after 8 years    o  Does not convert      expenses than the
                 expenses than                               to Class A            other classes
                 Class B and        o  Higher annual
                 Class L               expenses than      o  Higher annual
                                       Class A               expenses than
                                                             Class A
----------------------------------------------------------------------------------------------------
Initial       Up to 5.00%; reduced  None                  1.00%                 None
sales         for large purchases
charge        and waived for
              certain investors;
              no charge for
              purchases of
              $500,000 or more
----------------------------------------------------------------------------------------------------
Deferred      1% on purchases of    Up to 5.00% charged   1% if you redeem      None
sales charge  $500,000 or more if   when you redeem       within 1 year of
              you redeem within 1   shares. The charge    purchase
              year of purchase      is reduced over time
                                    and there is no
                                    deferred sales
                                    charge after 6 years
----------------------------------------------------------------------------------------------------
Annual        0.25% of average      1% of average daily   1% of average daily   None
distribution  daily net assets      net assets            net assets
and service
fees
----------------------------------------------------------------------------------------------------
Exchange      Class A shares        Class B shares        Class L shares        Class Y shares
privilege*    of most Smith         of most Smith         of most Smith         of most Smith
              Barney funds          Barney funds          Barney funds          Barney funds
----------------------------------------------------------------------------------------------------

* Ask your Salomon Smith Barney Financial Consultant, dealer representative or visit the web site for the Smith Barney funds available for exchange.


10  International Balanced Portfolio

--------------------------------------------------------------------------------
Sales charges
--------------------------------------------------------------------------------

Class A shares

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

--------------------------------------------------------------------------------
                                                   Sales Charge as a % of:
                                               Offering              Net amount
Amount of purchase                             price (%)            invested (%)
Less than $25,000                                5.00                   5.26
--------------------------------------------------------------------------------
$25,000 but less than $50,000                    4.00                   4.17
--------------------------------------------------------------------------------
$50,000 but less than $100,000                   3.50                   3.63
--------------------------------------------------------------------------------
$100,000 but less than $250,000                  3.00                   3.09
--------------------------------------------------------------------------------
$250,000 but less than $500,000                  2.00                   2.04
--------------------------------------------------------------------------------
$500,000 or more                                 0.00                   0.00
--------------------------------------------------------------------------------

Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

Accumulation privilege-- lets you combine the current value of Class A shares owned

      o     by you, or

      o     by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determing their sales charge.


                                                  Smith Barney Mutual Funds   11

Letter of intent -- lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:


o     Employees of members of the NASD

o     403(b) or 401(k) retirement plans, if certain conditions are met

o Clients of newly employed Salomon Smith Barney Financial Consultants, if certain conditions are met

o Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").

Class B shares

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

--------------------------------------------------------------------------------
Year after purchase          1st    2nd    3rd    4th    5th     6th through 8th
--------------------------------------------------------------------------------
Deferred sales charge        5%     4%     3%     2%     1%             0%
--------------------------------------------------------------------------------

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

--------------------------------------------------------------------------------
Shares issued:         Shares issued:                     Shares issued:
At initial             On reinvestment of                 Upon exchange from
purchase               dividends and                      another Smith Barney
                       distributions                      fund
--------------------------------------------------------------------------------
Eight years            In same proportion as              On the date the shares
after the date         the number of Class B              originally acquired
of purchase            shares converting is to            would have converted
                       total Class B shares               into Class A shares
                       you own (excluding
                       shares issued as dividends)


12  International Balanced Portfolio

Class L shares

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

Class Y shares

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

--------------------------------------------------------------------------------
More about deferred sales charges
--------------------------------------------------------------------------------

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

o     Shares exchanged for shares of another Smith Barney fund

o     Shares representing reinvested distributions and dividends

o     Shares no longer subject to the deferred sales charge

Each time you place a request to sell shares, the fund will first sell any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.


                                                  Smith Barney Mutual Funds   13

Deferred sales charge waivers

The deferred sales charge for each share class will generally be waived:


o     On payments made through certain systematic withdrawal plans

o     On certain distributions from a retirement plan

o     For involuntary redemptions of small account balances

o     For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------
       Through a      You should contact your Salomon Smith Barney Financial
   Salomon Smith      Consultant or dealer representative to open a brokerage
Barney Financial      account and make arrangements to buy shares.
   Consultant or
          dealer      If you do not provide the following information, your
                      order will be rejected:

                      o   Class of shares being bought

                      o   Dollar amount or number of shares being bought

                      You should pay for your shares through your brokerage
                      account no later than the third business day after you
                      place your order. Salomon Smith Barney or your dealer
                      representative may charge an annual account maintenance
                      fee.
--------------------------------------------------------------------------------
     Through the      Qualified retirement plans and certain other investors who
 fund's transfer      are clients of the selling group are eligible to buy
           agent      shares directly from the fund.


                      o   Write the sub-transfer agent at the following address:

                          Smith Barney World Funds, Inc.
                          International Balanced Portfolio
                          (Specify class of shares)
                          c/o PFPC Global Fund Services
                          P.O. Box 9699
                          Providence, Rhode Island 02940-9699

                      o Enclose a check to pay for the shares. For initial purchases, complete and send an account application.

                      o For more information, call the transfer agent at 1-800-451-2010.
--------------------------------------------------------------------------------


14  International Balanced Portfolio

--------------------------------------------------------------------------------
      Through a       You may authorize Salomon Smith Barney, your dealer
     systematic       representative or the sub-transfer agent to transfer funds
investment plan       automatically from a regular bank account, cash held in a
                      Salomon Smith Barney brokerage account or Smith Barney money market fund to buy shares on a regular basis.

                      o Amounts transferred should be at least: $25 monthly or $50 quarterly.

                      o If you do not have sufficient funds in your account on a transfer date, Salomon Smith Barney, your dealer representative or the sub-transfer agent may charge you a fee.

                      For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the SAI.

--------------------------------------------------------------------------------
Exchanging shares
--------------------------------------------------------------------------------

   Smith Barney       You should contact your Salomon Smith Barney Financial
       offers a       Consultant or dealer representative to exchange into other
    distinctive       Smith Barney funds. Be sure to read the prospectus of the
family of funds       Smith Barney fund you are exchanging into. An exchange is
    tailored to       a taxable transaction.
  help meet the
  varying needs       o   You may exchange shares only for shares of the same
  of both large           class of another Smith Barney fund. Not all Smith
      and small           Barney funds offer all classes.
     investors.
                      o   Not all Smith Barney funds may be offered in your
                          state of residence. Contact your Salomon Smith Barney
                          Financial Consultant, dealer representative or the transfer agent.

                      o You must meet the minimum investment amount for each fund.

                      o If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.

                      o The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.
--------------------------------------------------------------------------------


                                                   Smith Barney Mutual Funds  15

--------------------------------------------------------------------------------
      Waiver of       Your shares will not be subject to an initial sales charge
     additional       at the time of the exchange. Your deferred sales charge
  sales charges       (if any) will continue to be measured from the date of
                      your original purchase. If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.

   By telephone       If you do not have a brokerage account, you may be
                      eligible to exchange shares through the transfer agent.
                      You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open.
                      Call the transfer agent at 1-800-451- 2010 between 9:00 a.m. and 5:00 p.m. (Eastern time).

                      You can make telephone exchanges only between accounts that have identical registrations.

        By mail If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the sub-transfer agent at the address on the following page.
--------------------------------------------------------------------------------


16  International Balanced Portfolio

--------------------------------------------------------------------------------
Redeeming shares
--------------------------------------------------------------------------------

      Generally       Contact your Salomon Smith Barney Financial Consultant or
                      dealer representative to redeem shares of the fund.

                      If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                      If the shares are held by a fiduciary or corporation, other documents may be required.

                      Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                      If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------
        By mail For accounts held directly at the fund, send written requests to the sub-transfer agent at the following address:

                          Smith Barney World Funds, Inc.
                          International Balanced Portfolio
                          (Specify class of shares)
                          c/o PFPC Global Fund Services
                          P.O. Box 9699
                          Providence, RI 02940-9699

                      Your written request must provide the following:

                      o   Your account number

                      o The class of shares and the dollar amount or number of shares to be redeemed

                      o Signatures of each owner exactly as the account is registered
--------------------------------------------------------------------------------


                                                  Smith Barney Mutual Funds   17

--------------------------------------------------------------------------------
    By telephone      If you do not have a brokerage account, you may be
                      eligible to redeem shares (except those held in retirement plans) in an amount up to $10,000 through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York
                      Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time).

                      Your redemption proceeds can be sent by check to your
                      address of record or by wire transfer to a bank account
                      designated on your authorization form. You must submit a
                      new authorization form to change the bank account
                      designated to receive wire transfers and you may be asked
                      to provide certain other documents.
--------------------------------------------------------------------------------
  Automatic cash      You can arrange for the automatic redemption of a portion
withdrawal plans      of your shares on a monthly or quarterly basis. To qualify you must own shares of the fund with a value of at least
                      $10,000 ($5,000 for retirement plan accounts) and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

                      The following conditions apply:

                      o   Your shares must not be represented by certificates

                      o   All dividends and distributions must be reinvested

                      For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.


18  International Balanced Portfolio

--------------------------------------------------------------------------------
Other things to know about share transactions
--------------------------------------------------------------------------------

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

o     Name of the fund

o     Account number

o Class of shares being bought, exchanged or redeemed o Dollar amount or number of shares being bought, exchanged or redeemed

o     Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

o     Are redeeming over $10,000 of shares

o Are sending signed share certificates or stock powers to the sub-transfer agent

o Instruct the sub-transfer agent to mail the check to an address different from the one on your account

o     Changed your account registration

o     Want the check paid to someone other than the account owner(s)

o Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.


                                                   Smith Barney Mutual Funds  19

The fund has the right to:

o     Suspend the offering of shares

o     Waive or change minimum and additional investment amounts

o     Reject any purchase or exchange order

o     Change, revoke or suspend the exchange privilege

o     Suspend telephone transactions

o Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.


20  International Balanced Portfolio

--------------------------------------------------------------------------------
Smith Barney 401(k) and ExecChoice(TM) programs
--------------------------------------------------------------------------------

You may be eligible to participate in the Smith Barney 401(k) program or the Smith Barney ExecChoice(TM) program. The fund offers Class A and Class L shares to participating plans as investment alternatives under the programs. You can meet minimum investment and exchange amounts by combining the plan's investments in any of the Smith Barney funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment. Once a class of shares is chosen, all additional purchases must be of the same class.

o     Class A shares may be purchased by plans investing at least $1 million.

o 	Class L shares may be purchased by plans investing less than $1 million.

O	Class L shares are eligible for exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange sooner in the following circumstances:

            If the account was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program 5 years.

            If the account was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L shares (other than money market funds) on December 31 in any year, all Class L shares are eligible for exchange on or about March 31 of the following year.

For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.


                                                  Smith Barney Mutual Funds   21

--------------------------------------------------------------------------------
Dividends, distributions and taxes
--------------------------------------------------------------------------------

Dividends The fund generally pays dividends and declares and pays dividends quarterly and makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class that you hold. The fund expects distributions to be from both capital gain and income. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

--------------------------------------------------------------------------------
    Transaction                                  Federal tax status
--------------------------------------------------------------------------------
Redemption or exchange of shares                 Usually capital gain or loss;
                                                 long-term only if shares owned
                                                 more than one year
--------------------------------------------------------------------------------
Long-term capital gain distributions             Long-term capital gain
--------------------------------------------------------------------------------
Short-term capital gain distributions            Ordinary income
--------------------------------------------------------------------------------
Dividends                                        Ordinary income
--------------------------------------------------------------------------------

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a long- term capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.


22  International Balanced Portfolio

--------------------------------------------------------------------------------
Share price
--------------------------------------------------------------------------------

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quotations. The fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer representative before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

--------------------------------------------------------------------------------
Financial highlights
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the performance of each class since inception. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, is included in the annual report (available upon request).


                                                  Smith Barney Mutual Funds   23

--------------------------------------------------------------------------------
For a Class A share of capital stock
outstanding throughout each year ended October 31:
--------------------------------------------------------------------------------

                                  1999(1)       1998(1)   1997(1)      1996(1)      1995
------------------------------------------------------------------------------------------
Net asset value,
 beginning of year                $14.89         13.32    $ 13.90     $ 12.64     $ 12.20
------------------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income(2)          0.21          0.51       0.18        0.26        0.35
  Net realized and
  unrealized gain (loss)            1.00          1.19      (0.41)       1.35        0.48
------------------------------------------------------------------------------------------
Total income (loss)
from operations                     1.21          1.70      (0.23)       1.61        0.83
------------------------------------------------------------------------------------------
Less distribution from:
  Net investment income(3)         (0.13)        (0.10)     (0.15)      (0.35)      (0.39)
  Net realized gains               (1.86)        (0.03)        --          --          --
  Capital                             --            --      (0.20)         --          --
------------------------------------------------------------------------------------------
Total distributions                (1.99)        (0.13)     (0.35)      (0.35)      (0.39)
------------------------------------------------------------------------------------------
Net asset value, end of year      $14.11    $    14.89    $ 13.32     $ 13.90     $ 12.64
------------------------------------------------------------------------------------------
Total return(4)                     9.16%        12.87%     (1.71)%     12.89%       7.05%
------------------------------------------------------------------------------------------
Net assets, end of year (000)'s   $8,070    $    9,639    $11,072     $16,116     $17,667
------------------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses(2)(5)                    2.21%         1.79%      1.71%       1.81%       1.62%
  Net investment income             1.56          3.80       1.32        1.94        2.89
------------------------------------------------------------------------------------------
Portfolio turnover rate              109%          141%       197%        189%         42%
------------------------------------------------------------------------------------------

(1)   Per share amounts calculated using the monthly average shares method.

(2)   The manager waived all or part of its fees for the year ended October 31,
      1995. If such fees were not waived, and custody credits not earned, the
	per share effect on net investment income and the expense ratios would 	have
 been as follows:

                      Per Share              Expense Ratios
                   Decreases to Net        Without Fee Waivers
                   Investment Income       and Custody Credits
                   -----------------       -------------------
                        1995                      1995
                        ----                      ----

      Class A           $0.04                     1.96%

(3) Distributions from net investment income include short-term capital gains, if any, for federal income tax purposes.

(4) Total return does not reflect any applicable sales loads or deferred sales charges.

(5) During the years ended October 31, 1996 and October 31, 1995, the fund earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios would have been 1.72% and 1.52%, respectively.


24  International Balanced Portfolio

--------------------------------------------------------------------------------
For a Class B share of capital stock
outstanding throughout each year ended October 31:
--------------------------------------------------------------------------------

                                         1999(1)     1998(1)    1997(1)   1996(1)    1995(2)
------------------------------------------------------------------------------------------------
Net asset value, beginning of year        $14.93     $13.38     $13.90     $12.65     $12.08
------------------------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income(3)                  0.10       0.41       0.07       0.15       0.36
Net realized and unrealized gain (loss)     1.02       1.19      (0.41)      1.36       0.50
------------------------------------------------------------------------------------------------
Total income (loss) from operations         1.12       1.60      (0.34)      1.51       0.86
------------------------------------------------------------------------------------------------
Less distribution from:
  Net investment income(4)                 (0.04)     (0.02)     (0.08)     (0.26)     (0.29)
  Net realized gains                       (1.86)     (0.03)        --         --         --
  Capital                                     --         --      (0.10)        --         --
------------------------------------------------------------------------------------------------
Total distributions                        (1.90)     (0.05)     (0.18)     (0.26)     (0.29)
------------------------------------------------------------------------------------------------
Net asset value, end of year              $14.15     $14.93     $13.38     $13.90     $12.65
------------------------------------------------------------------------------------------------
Total return(5)                             8.42%     11.96%     (2.45)%    12.05%      7.33%(6)
------------------------------------------------------------------------------------------------
Net assets, end of year (000)'s           $3,105     $4,004     $4,813     $5,258     $3,064
------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses(3)(7)                            3.03%      2.52%      2.48%      2.62%      2.49%(8)
  Net investment income                     0.77       3.03       0.53       1.14       3.11(8)
------------------------------------------------------------------------------------------------
Portfolio turnover rate                      109%       141%       197%       189%        42%
------------------------------------------------------------------------------------------------

(1)   Per share amounts calculated using the monthly average shares method.

(2)   For the period from November 7, 1994 (inception date) to October 31, 1995.

(3)   The manager waived all or part of its fees for the period ended October
      31, 1995. If such fees were not waived, and custody credits not earned, the per share effect on net investment income and the expense ratios would have been as follows:

                      Per Share              Expense Ratios
                   Decreases to Net        Without Fee Waivers
                   Investment Income       and Custody Credits
                   -----------------       -------------------
                        1995                      1995
                        ----                      ----

      Class B           $0.04                   2.86%(8)

(4) Distributions from net investment income include short-term capital gains, if any, for federal income tax purposes.

(5) Total return does not reflect any applicable sales loads or deferred sales charges.

(6)   Not annualized.

(7) During the year ended October 31, 1996 and the period ended October 31, 1995, the fund earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios would have been 2.53% and 2.39%(8), respectively.

(8)   Annualized.


                                                   Smith Barney Mutual Funds  25

--------------------------------------------------------------------------------
For a Class L share of capital stock
outstanding throughout each year ended October 31:
--------------------------------------------------------------------------------

                                  1999(1)   1998(1)(2)  1997(1)   1996(1)    1995(2)(3)
--------------------------------------------------------------------------------------
Net asset value,
 beginning of  year               $14.89     $13.35     $13.87     $12.63     $12.18
--------------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income(3)          0.08       0.40       0.08       0.15       0.28
  Net realized and unrealized
 gain (loss)                        0.99       1.18      (0.42)      1.35       0.46
--------------------------------------------------------------------------------------
Total income (loss)
from operations                     1.07       1.58      (0.34)      1.50       0.74
--------------------------------------------------------------------------------------
Less distribution from:
  Net investment income(4)         (0.04)     (0.01)     (0.08)     (0.26)     (0.29)
  Net realized gains               (1.86)     (0.03)        --         --         --
  Capital                             --         --      (0.10)        --         --
--------------------------------------------------------------------------------------
Total distributions                (1.90)     (0.04)     (0.18)     (0.26)     (0.29)
--------------------------------------------------------------------------------------
Net assets value, end of year     $14.06     $14.89     $13.35     $13.87     $12.63
--------------------------------------------------------------------------------------
Total return(5)                     8.07%     11.90%     (2.46)%    11.99%      6.29%
--------------------------------------------------------------------------------------
Net assets, end of year (000)'s   $2,549     $2,940     $3,642     $4,869     $4,317
--------------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses(3)(6)                       3.20%      2.58%      2.51%      2.62%      2.37%
Net investment income               0.62       2.93       0.60       1.14       2.33
Portfolio turnover rate              109%       141%       197%       189%        42%
--------------------------------------------------------------------------------------

(1)   Per share amounts calculated using the monthly average shares method.

(2) Prior to June 12, 1998, Class L shares were called Class C shares. Prior to November 7, 1994, Class C shares were called Class B shares.

(3) The manager waived all or part of its fees for the year ended October 31, 1995. If such fees were not waived, the per share effect on net investment income and the expense ratios would have been as follows:

                      Per Share              Expense Ratios
                   Decreases to Net        Without Fee Waivers
                   Investment Income       and Custody Credits
                   -----------------       -------------------
                         1995                     1995
                         ----                     ----

      Class A            $0.04                    2.71%

(4) Distributions from net investment income include short-term capital gains, if any, for Federal income tax purposes.

(5) Total return does not reflect any applicable sales loads or deferred sales charges

(6) During the years ended October 31, 1996 and October 31, 1995, the fund earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios would have been 2.53% and 2.27%, respectively.


26  International Balanced Portfolio

--------------------------------------------------------------------------------
For a Class Y share* of capital stock
outstanding throughout each year ended October 31:
--------------------------------------------------------------------------------

                                                        1997(1)    1996(1)(2)
--------------------------------------------------------------------------------
Net asset value, beginning of year                      $ 13.93     $ 13.15
--------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income                                    0.25        0.32
  Net realized and unrealized gain (loss)                 (0.42)       0.75
--------------------------------------------------------------------------------
Total income (loss) from operations                       (0.17)       1.07
--------------------------------------------------------------------------------
Less distribution from:
   Net investment income(3)                               (0.18)      (0.29)
   Capital                                                (0.23)         --
--------------------------------------------------------------------------------
Total distributions                                       (0.41)      (0.29)
--------------------------------------------------------------------------------
Net asset value, end of year                            $ 13.35     $ 13.93
--------------------------------------------------------------------------------
Total return                                              (1.28)%      8.21%(4)
--------------------------------------------------------------------------------
Net assets, end of year (000)'s                         $42,380     $19,387
--------------------------------------------------------------------------------
Ratio to average net assets:
  Expenses(5)                                              1.24%       1.21%(6)
  Net investment income                                    1.83        2.55(6)
--------------------------------------------------------------------------------
Portfolio turnover rate                                     197%        189%
--------------------------------------------------------------------------------

(1)   Per share amounts calculated using the monthly average shares method.

(2)   For the period from February 7, 1996 (inception date) to October 31, 1996.

(3) Distributions from net investment income include short-term capital gains, if any, for federal income tax purposes.

(4)   Not annualized.

(5) During the period ended October 31, 1996, the fund earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratio would have been 1.12%(6).

(6)   Annualized.

* There were no Class Y shares outstanding for the years ended October 31, 1998 and 1999.


                                                   Smith Barney Mutual Funds  27

                     (This page intentionally left blank.)


28  Global Government Bond Portfolio

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                                            SALOMON SMITH BARNEY
                                                     ---------------------------
                                                     A member of citigroup[LOGO]

International
Balanced
Portfolio

An investment portfolio of Smith Barney World Funds, Inc.

Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com


Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov. or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act
file no. 811-06290)
FD0575 2/00

[SB] Smith Barney
[MF] Mutual Funds





P R O S P E C T U S


Emerging
Markets
Portfolio

Class A, B, L and Y Shares
----------------------------------------------------
February 28, 2000







The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Emerging Markets Portfolio

                   Contents

Investments, risks and performance..........................................   2

More on the fund's investments..............................................   6

Management..................................................................   7

Choosing a class of shares to buy...........................................   8

Comparing the fund's classes................................................   9

Sales charges...............................................................  10

More about deferred sales charges...........................................  12

Buying shares...............................................................  13

Exchanging shares...........................................................  14

Redeeming shares............................................................  16

Other things to know
about share transactions....................................................  18

Smith Barney 401(k) and ExecChoice(TM) programs.............................  20

Dividends, distributions and taxes..........................................  21

Share price.................................................................  22

Financial highlights........................................................  23

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

                                                       Smith Barney Mutual Funds

 Investments, risks and performance

Investment objective
The fund seeks long-term capital appreciation through a portfolio invested pri-marily in emerging market issuers.

Principal investment strategies

Key investments The fund invests primarily in equity securities of issuers in emerging market countries, which are all countries other than Australia, Aus-tria, Belgium, Canada, Denmark, Finland, France, Germany, Holland, Ireland, Italy, Japan, Luxembourg, Norway, Sweden, Switzerland, Spain, the United King-dom and the United States. Equity securities include common and preferred stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

Selection process The manager selects investments for their capital apprecia-tion potential. The manager initially assesses the relative attractiveness of different emerging markets. After a country assessment is made, specific investment decisions are made. Depending on the manager's outlook for long-term growth potential, the fund's emphasis among emerging markets and issuers may vary.

By spreading the fund's investments across many emerging markets, the manager seeks to reduce volatility compared to investment in a single region.

In allocating assets among countries and regions, the economic and political factors the manager evaluates include:

 .Interest rate and inflation outlook
 .Governmental policies toward economic growth and development of securities markets
 .Currency outlook
 .Comparative valuations of equity markets

In selecting individual companies for investment, the manager looks for the following:

 .Strong earnings outlook
 .High relative return on invested capital
 .Experienced and effective management
 .Competitive advantages
 .Strong financial condition

Emerging Markets Portfolio

Principal risks of investing in the fund
Investing in emerging market securities can bring added benefits, but it also entails substantial risks. Investors could lose money on their investment in the fund, or the fund could not perform as well as other investments, if:

 .Foreign stock prices decline generally or stock prices in emerging markets countries decline
 .The manager's judgment about the attractiveness, value or potential apprecia-
  tion of a particular stock proves to be incorrect
 .The economies of emerging market countries grow at a slow rate
 .Currency fluctuations adversely impact the fund's investments
 .An emerging market government imposes restrictions on currency conversions or trading
 .Economic, political or social instability significantly disrupts the principal financial markets in which the fund invests
 .Withholding and other foreign taxes decrease the fund's return
 .Factors creating volatility in one emerging market negatively impact values or trading in other regions

The emerging market countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In changing markets the fund may not be able to sell desired amounts of securities at reasonable pric-es. Less information is available about these issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. To the extent the fund concentrates its investments in particular emerging market countries or currencies the fund will be subject to greater risks than if the fund's assets were not geographically concentrated.

The fund is classified as "non-diversified", which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund concentrates its assets in a particular issuer, the fund will be more susceptible to the negative events affecting that issuer.

Who may want to invest The fund may be an appropriate investment if you:

 .Are an aggressive investor seeking to participate in the long-term growth potential of emerging markets
 .Currently have exposure to U.S. stock markets and/or other foreign markets and wish to broaden your investment portfolio
 .Are comfortable with the risks of foreign stock markets and the special risks and volatility of investing in emerging markets securities


                                                       Smith Barney Mutual Funds

Risk return bar chart

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not neces-sarily indicate how the fund will perform in the future. This bar chart shows the performance of the fund's Class A shares for each of the past four years. Class B, C, L and Y shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

                        Total Return for Class A Shares

                                    [CHART]

                  96           97           98            99
                ------       ------      -------        ------

                20.13%       (9.22)%      (37.33)%        62.65%

                       Calendar years ended December 31

Quarterly returns

Highest: 42.94% in 4th quarter 1999; Lowest: (30.20)% in 3rd quarter 1998

Risk return table
This table indicates the risks of investing in the fund by comparing the aver-age annual total return of each class for the periods shown with that of the MSCI Emerging Market Free Index ("MSCI Free Index"), a broad-based unmanaged index of foreign stocks. This table assumes the imposition of the maximum sales charge applicable to the class, the redemption of shares at the end of the period, and the reinvestment of distributions and dividends.

                          Average Annual Total Returns

                  Calendar Years Ended December 31, 1999

Class            1 year  5 years 10 years Since Inception Inception Date
 A               54.58%    n/a     n/a         (0.83)%       05/12/95
 B               56.43%    n/a     n/a         (0.72)%       05/12/95
 L               58.89%    n/a     n/a         (0.72)%       05/12/95
 Y               63.43%    n/a     n/a          0.59 %       03/10/98
MSCI Free Index  66.41%   2.00%    n/a         (0.39)%          *

*Index comparison begins on 5/31/95.

Emerging Markets Portfolio

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

(fees paid directly from your investment)                Class A Class B Class L Class Y
Maximum sales charge (load) imposed on purchases
(as a % of offering price)                               5.00%*    None   1.00%    None
Maximum deferred sales charge (load) (as a % of
the lower of net asset value at purchase or redemption)   None*   5.00%   1.00%    None

                        Annual fund operating expenses
(expenses deducted from fund assets)                     Class A Class B Class L Class Y
Management fee                                            1.00%   1.00%   1.00%   1.00%
Distribution and service (12b-1) fees                      .25%   1.00%   1.00%    None
Other expenses                                            1.62%   1.63%   1.62%   1.32%
                                                         ------   -----   -----   -----
Total annual fund operating expenses                      2.87%   3.63%   3.62%   2.32%

*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 .You invest $10,000 in the fund for the period shown
 .Your investment has a 5% return each year
 .You reinvest all distributions and dividends without a sales charge
 .The fund's operating expenses remain the same

                      Number of years you own your shares

                                       1 year 3 years 5 years 10 years
Class A (with or without redemption)    $776  $1,344  $1,938   $3,535
Class B (redemption at end of period)   $865  $1,412  $1,978   $3,727
Class B (no redemption)                 $365  $1,112  $1,878   $3,727
Class L (redemption at end of period)   $561  $1,198  $1,955   $3,941
Class L (no redemption)                 $461  $1,198  $1,955   $3,941
Class Y (with or without redemption)    $235  $  724  $1,240   $2,656


                                                       Smith Barney Mutual Funds

 More on the fund's investments

Debt securities Although the fund invests primarily in equity securities the fund may under certain circumstances invest up to 30% of its assets in debt securities of U.S. and foreign corporate and governmental issuers. The fund may invest in all types of debt securities of any maturity, duration or credit quality. The value of debt securities will go down if interest rates go up, or the credit rating of the security is downgraded or the issuer defaults on its obligation to pay principal or interest. Up to 10% of the fund's assets may be invested in debt securities that are unrated or rated below investment grade. These securities may be speculative, are subject to greater price volatility, are less liquid, and involve a high risk of loss.

Derivatives and hedging techniques The fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

 .To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates.
 .As a substitute for buying or selling securities

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securi-ties, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or inter-est rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

Impact of high portfolio turnover The fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

Defensive investing The fund may depart from its principal investment strate-gies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Emerging Markets Portfolio

 Management

Manager The fund's investment manager is SSB Citi Fund Management LLC., an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidi-aries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

A group of Salomon Smith Barney's international equity analysts and portfolio managers led by Jeffrey Russell and James Conheady is responsible for the fund's day-to-day investment decisions. Maurits E. Edersheim, head of Salomon Smith Barney's international equity team, has general responsibility for Salo-mon Smith Barney's international equity investment operations.

Management fee For its services, the manager received a fee during the fund's last fiscal year equal to 1.00% of the fund's average daily net assets.

Distributor The fund has entered into an agreement with CFBDS, Inc. to distrib-ute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

Distribution plan The fund has adopted Rule 12b-1 distribution plan for its Class A, B and L shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Transfer agent and shareholder servicing agent Smith Barney Private Trust Com-pany serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Services serves as the fund's sub-transfer agent (the "sub-transfer agent") to render certain shareholder record keeping and accounting services and functions.

Year 2000 issue As the year 2000 began, there were few problems caused by the inability of certain computer systems to tell the difference between the year 2000 and the year 1900 (commonly known as the "Year 2000" issue). It is still possible that some computer systems could malfunction in the future because of the Year 2000 issue or as a result of actions taken to address the Year 2000 issue. Fund management does not anticipate that its services or those of the fund's other service providers will be adversely affected, but fund management will continue to monitor the situation. If malfunctions related to the Year 2000 issue do arise, the fund and its investments could be negatively affected.

                                                       Smith Barney Mutual Funds

 Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 .If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.
 .For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.
 .Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class
  L shares do not, Class B shares may be more attractive to long-term invest-ors.

You may buy shares from:

 .A Salomon Smith Barney Financial Consultant
 .An investment dealer in the selling group or a broker that clears through Sal-
  omon Smith Barney--a dealer representative
 .The fund, but only if you are investing through certain qualified plans or certain dealer representatives

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                 Initial           Additional
                                       Classes A, B, L   Class Y   All Classes
General                                    $1,000      $15 million     $50
IRAs, Self Employed Retirement Plans,
Uniform Gift to Minor Accounts              $250       $15 million     $50
Qualified Retirement Plans*                  $25       $15 million     $25
Simple IRAs                                  $1            n/a         $1
Monthly Systematic Investment Plans          $25           n/a         $25
Quarterly Systematic Investment Plans        $50           n/a         $50

*Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

Emerging Markets Portfolio

 Comparing the fund's classes

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different com-pensation depending upon which class you choose.

                           Class A     Class B     Class L     Class Y
Key features             .Initial    .No initial .Initial    .No initial
                          sales       sales       sales       or
                          charge      charge      charge is   deferred
                          .You may    .Deferred   lower than  sales
                          qualify     sales       Class A     charge
                          for reduc-  charge      .Deferred   .Must
                          tion or     declines    sales       invest at
                          waiver of   over time   charge for  least $15
                          initial     .Converts   only 1      million
                          sales       to Class A  year        .Lower
                          charge      after 8     .Does not   annual
                          .Lower      years       convert to  expenses
                          annual      .Higher     Class A     than the
                          expenses    annual      .Higher     other
                          than Class  expenses    annual      classes
                          B and       than Class  expenses
                          Class L     A           than Class
                                                  A
------------------------------------------------------------------------
Initial sales charge     Up to       None        1.00%       None
                         5.00%;
                         reduced for
                         large pur-
                         chases and
                         waived for
                         certain
                         investors;
                         no charge
                         for pur-
                         chases of
                         $500,000 or
                         more
------------------------------------------------------------------------
Deferred sales charge    1% on pur-  Up to 5%    1% if you   None
                         chases of   charged     redeem
                         $500,000 or when you    within 1
                         more if you redeem      year of
                         redeem      shares. The purchase
                         within 1    charge is
                         year of     reduced
                         purchase    over time
                                     and there
                                     is no
                                     deferred
                                     sales
                                     charge
                                     after 6
                                     years
------------------------------------------------------------------------
Annual distribution and  0.25% of    1% of aver- 1% of aver- None
service fees             average     age daily   age daily
                         daily net   net assets  net assets
                         assets
------------------------------------------------------------------------
Exchangeable into*       Class A     Class B     Class L     Class Y
                         shares of   shares of   shares of   shares of
                         most Smith  most Smith  most Smith  most Smith
                         Barney      Barney      Barney      Barney
                         funds       funds       funds       funds
------------------------------------------------------------------------

*Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.

                                                       Smith Barney Mutual Funds

 Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

                                 Sales Charge as a % of
                                 Offering  Net amount
Amount of purchase               price (%) invested (%)
Less than $25,000                  5.00        5.26
$25,000 but less than $50,000      4.00        4.17
$50,000 but less than $100,000     3.50        3.63
$100,000 but less than $250,000    3.00        3.09
$250,000 but less than $500,000    2.00        2.04
$500,000 or more                   0.00        0.00

Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

 .Accumulation privilege - lets you combine the current value of Class A shares owned

 .by you, or
 .by members of your immediate family,

 and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Cer-tain trustees and fiduciaries may be entitled to combine accounts in deter-mining their sales charge.

 .Letter of intent - lets you purchase Class A shares of the fund and other
  Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Emerging Markets Portfolio

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

 .Employees of members of the NASD
 .403(b) or 401(k) retirement plans, if certain conditions are met
 .Clients of newly employed Salomon Smith Barney Financial Consultants, if cer-
  tain conditions are met
 .Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").

Class B shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of pur-chase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

Year after purchase    1st  2nd  3rd  4th  5th  6th through 8th
Deferred sales charge    5%   4%   3%   2%   1%         0%

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

Shares issued:                          Shares issued:     Shares issued:
At initial                              On reinvestment of Upon exchange from
purchase                                dividends and      another Smith
                                        distributions      Barney fund
Eight years after the date of purchase  In same proportion On the date the
                                        as the number of   shares originally
                                        Class B shares     acquired would
                                        converting is to   have converted
                                        total Class B      into Class A
                                        shares you own     shares
                                        (excluding shares
                                        issued as a
                                        dividend)


                                                       Smith Barney Mutual Funds

Class L shares
You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

Class Y Shares
You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

 More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 .Shares exchanged for shares of another Smith Barney fund
 .Shares representing reinvested distributions and dividends
 .Shares no longer subject to the deferred sales charge

Each time you place a request to sell shares, the fund will first sell any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.


Emerging Markets Portfolio

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

 .On payments made through certain systematic withdrawal plans
 .On certain distributions from a retirement plan
 .For involuntary redemptions of small account balances
 .For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

 Buying shares

     Through a   You should contact your Salomon Smith Barney Financial Con-
 Salomon Smith   sultant or dealer representative to open a brokerage account
        Barney   and make arrangements to buy shares.
     Financial
 Consultant or   If you do not provide the following information, your order
        dealer   will be rejected
representative

                 .Class of shares being bought
                 .Dollar amount or number of shares being bought

                 You should pay for your shares through your brokerage account no later than the third business day after you place your order. Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.
--------------------------------------------------------------------------------

Through the fund's
      sub-transfer
        agent
                 Qualified retirement plans and certain other investors who are clients of the fund's selling group are eligible to buy shares directly from the fund.

                 .Write the sub-transfer agent at the following address:
                      Smith Barney World Funds, Inc.
                      Emerging Markets Portfolio
                      (Specify class of shares)

                      c/o PFPC Global Fund Service

                      P.O. Box 9699

                      Providence, Rhode Island 02940-9699
                 .Enclose a check to pay for the shares. For initial pur-
                   chases, complete and send an account application.
                 .For more information, call the transfer agent at 1-800-451-
                   2010.
--------------------------------------------------------------------------------

                                                       Smith Barney Mutual Funds

--------------------------------------------------------------------------------
     Through a
    systematic   You may authorize Salomon Smith Barney, your dealer represen-
    investment   tative or the sub-transfer agent to transfer funds automati-
          plan   cally from a regular bank account, cash held in a Salomon
                 Smith Barney brokerage account or Smith Barney money market fund to buy shares on a regular basis.

                 .Amounts transferred should be at least: $25 monthly or $50 quarterly.

                 .If you do not have sufficient funds in your account on a
                   transfer date, Salomon Smith Barney, your dealer represen-tative or the sub-transfer agent may charge you a fee.

                 For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the SAI.

 Exchanging shares

  Smith Barney   You should contact your Salomon Smith Barney Financial Con-
      offers a   sultant or dealer representative to exchange into other Smith
   distinctive   Barney funds. Be sure to read the prospectus of the Smith
     family of   Barney fund you are exchanging into. An exchange is a taxable
         funds   transaction.
   tailored to
 help meet the   .You may exchange shares only for shares of the same class of
 varying needs     another Smith Barney fund. Not all Smith Barney funds offer
 of both large     all classes.
     and small   .Not all Smith Barney funds may be offered in your state of
    investors.     residence. Contact your Salomon Smith Barney Financial Con-
                   sultant, dealer representative or the transfer agent.
                 .You must meet the minimum investment amount for each fund.

                 .If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with
                   signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
                 .The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.
--------------------------------------------------------------------------------

Emerging Markets Portfolio

--------------------------------------------------------------------------------
     Waiver of   Your shares will not be subject to an initial sales charge at
    additional   the time of the exchange.
 sales charges
                 Your deferred sales charge (if any) will continue to be mea-
                 sured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you
                 will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
--------------------------------------------------------------------------------
  By telephone
                 If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent. You must com-plete an authorization form to authorize telephone transfers.
                 If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time).

                 You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------
       By mail
                 If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the sub-trans-fer agent at the address on the following page.

                                                       Smith Barney Mutual Funds

 Redeeming shares

     Generally   Contact your Salomon Smith Barney Financial Consultant or
                 dealer representative to redeem shares of the fund.

                 If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemp-tion proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                 If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------
       By mail
                 For accounts held directly at the fund, send written requests to the sub-transfer agent at the following address:
                   Smith Barney World Funds, Inc.
                   Emerging Markets Portfolio
                   (Specify class of shares)

                   c/o PFPC Global Fund Services

                   P.O. Box 9699

                   Providence, Rhode Island 02940-9699

                 Your written request must provide the following:

                 .Your account number
                 .The class of shares and the dollar amount or number of
                   shares to be redeemed
                 .Signatures of each owner exactly as the account is regis-
                   tered
--------------------------------------------------------------------------------

Emerging Markets Portfolio

--------------------------------------------------------------------------------
  By telephone
                 If you do not have a brokerage account, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by tel-ephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time).

                 Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other docu-
                 ments.
--------------------------------------------------------------------------------
     Automatic
          cash   You can arrange for the automatic redemption of a portion of
    withdrawal   your shares on a monthly or quarterly basis. To qualify you
         plans   must own shares of the fund with a value of at least $10,000
                 ($5,000 for retirement plan accounts) and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

                 The following conditions apply:

                 .Your shares must not be represented by certificates .All dividends and distributions must be reinvested

                 For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

                                                       Smith Barney Mutual Funds

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

 .Name of the fund
 .Account number
 .Class of shares being bought, exchanged or redeemed
 .Dollar amount or number of shares being bought, exchanged or redeemed .Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemp-tion request is genuine by recording calls, asking the caller to provide a per-sonal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .Are redeeming over $10,000 of shares

 .Are sending signed share certificates or stock powers to the sub-transfer agent

 .Instruct the sub-transfer agent to mail the check to an address different from the one on your account
 .Changed your account registration
 .Want the check paid to someone other than the account owner(s)
 .Are transferring the redemption proceeds to an account with a different regis-tration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 .Suspend the offering of shares
 .Waive or change minimum and additional investment amounts
 .Reject any purchase or exchange order
 .Change, revoke or suspend the exchange privilege
 .Suspend telephone transactions

Emerging Markets Portfolio

 .Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other share-holders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

                                                       Smith Barney Mutual Funds

 Smith Barney 401(k) and ExecChoice(TM) programs

You may be eligible to participate in the Smith Barney 401(k) program or the Smith Barney ExecChoice (TM) program. The fund offers Class A and Class L shares to participating plans as investment alternatives under the programs. You can meet minimum investment and exchange amounts by combining the plan's investments in any of the Smith Barney funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment. Once a class of shares is chosen, all additional purchases must be of the same class.

 .Class A shares may be purchased by plans investing at least $1 million.

 .Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible for exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange sooner in the following circumstances:

  If the account was opened on or after June 21, 1996 and a total of $1 mil-lion is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program 5 years.

  If the account was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L shares (other than money market funds) on December 31 in any year, all Class L shares are eligible for exchange on or about March 31 of the following year.

For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.

Emerging Markets Portfolio

 Dividends, distributions and taxes

Dividends The fund generally pays dividends and makes capital gain distribu-tions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in addi-tional fund shares of the same class that you hold. The fund expects distribu-tions to be primarily from capital gain. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the trans-fer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

Transaction                            Federal tax status
Redemption or exchange of shares       Usually capital gain or loss;
                                       long-term only if shares owned
                                       more than one year
Long-term capital gain distributions   Long-term capital gain
Short-term capital gain distributions  Ordinary income
Dividends                              Ordinary income

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a long-term capital gain dis-tribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct tax-payer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

                                                       Smith Barney Mutual Funds

 Share price

You may buy, exchange or redeem shares at net their asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabili-ties. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calcu-lation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quota-tions. The fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When reliable market prices or quota-tions are not readily available, or when the value of a security has been mate-rially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accor-dance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer repre-sentative before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.


Emerging Markets Portfolio

 Financial highlights

The financial highlights tables are intended to help you understand the perfor-mance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, is included in the annual report (available upon request).

 For a Class A share of capital stock outstanding throughout each year ended October 31:

                            1999(/1/) 1998(/1/)  1997(/1/)    1996  1995(/2/)
----------------------------------------------------------------------------------
 Net asset value,
 beginning of year            $7.03    $12.45      $12.08   $11.06   $12.00
----------------------------------------------------------------------------------
 Loss from operations:
 Net investment loss(/3/)     (0.10)    (0.06)      (0.05)   (0.02)   (0.05)(/4/)
 Net realized and
 unrealized gain (loss)        2.10     (5.36)       0.42     1.04    (0.89)
----------------------------------------------------------------------------------
 Total income (loss) from
 operations                    2.00     (5.42)       0.37     1.02    (0.94)
----------------------------------------------------------------------------------
 Net asset value, end of
 year                         $9.03     $7.03      $12.45   $12.08   $11.06
----------------------------------------------------------------------------------
 Total return(/5/)           $28.45    (43.53)%      3.06%    9.22%   (7.83)%(/6/)
----------------------------------------------------------------------------------
 Net assets, end of year
 (000)'s                     $4,969    $5,723     $14,046  $10,691   $7,069
----------------------------------------------------------------------------------
 Ratios to average net
 assets:
 Expenses(/7/)(/3/)            2.87%     2.46%       2.11%    2.25%    1.45 (/8/)
 Net investment loss          (1.25)    (0.63)      (0.34)   (0.19)   (0.63)(/8/)
----------------------------------------------------------------------------------
 Portfolio turnover rate        153%       97%         99%      78%      17%
----------------------------------------------------------------------------------

(/1/) Per share amounts calculated using the monthly average shares method. (/2/) For the period from May 12, 1995 (inception date) to October 31, 1995. (/3/) The manager waived all or part of its fees for the period ended October
      31, 1995. If such fees were not waived, the per share effect on net investment loss and expense ratios would have been as follows:

         Per Share Increase to Expense Ratio Without
           Net Investment Loss           Fee Waivers
                 1995                  1995
----------------------------------------------------
Class A          $0.05                 2.12%(/8/)
----------------------------------------------------

(/4/) Includes realized gains and losses from foreign currency transactions. (/5/) Total return does not reflect any applicable sales loads or deferred sales charges.
(/6/) Not annualized.

(/7/) During the year ended October 31, 1996 and the period ended October 31, 1995, the fund earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios would have been 2.16% and 1.20%,(/8/) respectively.
(/8/) Annualized.

                                                       Smith Barney Mutual Funds

 For a Class B share of capital stock outstanding throughout each year ended October 31:

                            1999(/1/) 1998(/1/)  1997(/1/) 1996(/1/) 1995(/2/)
-----------------------------------------------------------------------------------
 Net asset value,
 beginning of year            $6.85    $12.21      $11.95    $11.02   $12.00
-----------------------------------------------------------------------------------
 Loss from operations:
 Net investment loss(/3/)     (0.17)    (0.14)      (0.14)    (0.10)   (0.09)(/4/)
 Net realized and
 unrealized gain (loss)        2.04     (5.22)       0.40      1.03    (0.89)
-----------------------------------------------------------------------------------
 Total income (loss) from
 operations                    1.87     (5.36)       0.26      0.93    (0.98)
-----------------------------------------------------------------------------------
 Net asset value, end of
 year                         $8.72     $6.85      $12.21    $11.95   $11.02
-----------------------------------------------------------------------------------
 Total return(/5/)            27.30%   (43.90)%      2.18%     8.44%   (8.17)%(/6/)
-----------------------------------------------------------------------------------
 Net assets, end of year
 (000)'s                     $5,591    $5,994     $18,107   $13,062   $7,630
-----------------------------------------------------------------------------------
 Ratios to average net
 assets:
 Expenses(/7/)(/3/)            3.63%     3.24%       2.88%     3.06%    2.00%(/8/)
 Net investment loss          (2.11)    (1.42)      (1.00)    (0.94)   (1.17)(/8/)
-----------------------------------------------------------------------------------
 Portfolio turnover rate        153%       97%         99%       78%      17%
-----------------------------------------------------------------------------------

(/1/) Per share amounts calculated using the monthly average shares method. (/2/) For the period from May 12, 1995 (inception date) to October 31, 1995. (/3/) The manager waived all or part of its fees for the period ended October
      31, 1995. If such fees were not waived, the per share effect on net investment loss and expense ratios would have been as follows:

         Per Share Increase to Expense Ratio Without
           Net Investment Loss           Fee Waivers
                 1995                  1995
----------------------------------------------------
Class B          $0.05                 2.68%(/8/)
----------------------------------------------------

(/4/) Includes realized gains and losses from foreign currency transactions. (/5/) Total return does not reflect any applicable sales loads or deferred sales charges.
(/6/) Not annualized.

(/7/) During the year ended October 31, 1996 and the period ended October 31, 1995, the fund earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios would have been 2.97% and 1.74%(/8/), respectively.
(/8/) Annualized.

Emerging Markets Portfolio

 For a Class L share of capital stock outstanding throughout each year ended October 31:

                            1999(/1/) 1998(/1/)(/2/) 1997(/1/)   1996  1995(/3/)
-------------------------------------------------------------------------------------
 Net asset value,
 beginning of year            $6.84       $12.22      $11.95   $11.02   $12.00
-------------------------------------------------------------------------------------
 Income (loss) from
 operations:
 Net investment loss(/4/)     (0.16)       (0.15)      (0.15)   (0.10)   (0.08)(/5/)
 Net realized and
 unrealized gain (loss)        2.03        (5.23)       0.42     1.03    (0.90)
-------------------------------------------------------------------------------------
 Total income (loss) from
 operations                    1.87        (5.38)       0.27     0.93    (0.98)
-------------------------------------------------------------------------------------
 Net assets value, end of
 year                         $8.71        $6.84      $12.22   $11.95   $11.02
-------------------------------------------------------------------------------------
 Total return(/6/)            27.34%      (44.03)%      2.26%    8.44%   (8.17)%(/7/)
-------------------------------------------------------------------------------------
 Net assets, end of year
 (000)'s                     $1,762       $1,543      $4,332   $2,448   $1,604
-------------------------------------------------------------------------------------
 Ratios to average net
 assets:
 Expenses(/8/)                 3.62%        3.31%       2.86%    3.02%    1.95%(/9/)
 Net investment loss          (2.10)       (1.47)      (1.03)   (0.92)   (1.08)(/9/)
-------------------------------------------------------------------------------------
 Portfolio turnover rate        153%          97%         99%      78%      17%
-------------------------------------------------------------------------------------

(/1/) Per share amounts calculated using the monthly average shares method. (/2/) Prior to June 12, 1998, Class L shares were called Class C shares. (/3/) For the period from May 12, 1995 (inception date) to October 31, 1995. (/4/) The manager waived all or part of its fees for the period ended Octo-
      ber 31, 1995. If such fees were not waived, the per share effect on net investment income loss and expenses ratio would have been as follows:

         Per Share Increase to Expense Ratio Without
           Net Investment Loss           Fee Waivers
                          1995                  1995
----------------------------------------------------
Class L                  $0.05            2.61%(/9/)
----------------------------------------------------

(/5/) Includes realized gains and losses from foreign currency transactions. (/6/) Total return does not reflect any applicable sales loads or deferred sales charges
(/7/) Not annualized.
(/8/) During the year ended October 31, 1996 and for the period ended Octo-ber 31, 1995, the fund earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios would have been 2.92% and 1.70%(/9/), respectively.
(/9/) Annualized.

                                                       Smith Barney Mutual Funds

 For a Class Y share of capital stock outstanding throughout each year ended October 31:

                                     1999(/1/) 1998(/1/)(/2/)
----------------------------------------------------------------
 Net asset value, beginning of year    $7.07       $12.16
----------------------------------------------------------------
 Income (loss) from operations:
 Net investment loss                   (0.07)       (0.01)
 Net realized and
   unrealized gain (loss)               2.12        (5.08)
----------------------------------------------------------------
 Total income (loss) from operations    2.05        (5.09)
----------------------------------------------------------------
 Net asset value, end of year          $9.12        $7.07
----------------------------------------------------------------
 Total return                          29.00       (41.86)%(/3/)
----------------------------------------------------------------
 Net assets, end of year (000)'s      $1,414         $709
----------------------------------------------------------------
 Ratio to average net assets(/4/):
 Expenses                               2.32%        1.89%
 Net investment loss                   (0.80)       (0.16)
----------------------------------------------------------------
 Portfolio turnover rate                 153%          97%
----------------------------------------------------------------

(/1/) Per share amounts have been calculated using the monthly average shares method.

(/2/) For the period from March 10, 1998 (inception date) to October 31, 1998.

(/3/) Total return is not annualized, as it may not be representative of the total return for the year.
(/4/) Annualized.

Emerging Markets Portfolio

                    (This page is intentionally left blank.)

                                                              SalomonSmithBarney
                                                    ----------------------------
                                                    A member of citigroup [LOGO]
Emerging
Markets Portfolio

An investment portfolio of Smith Barney World Funds, Inc.

Shareholder reports Annual and semiannual reports to shareholders provide addi-tional information about the fund's investments. These reports discuss the mar-ket conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information
The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Pub-lic Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Data-base on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not law-fully sell its shares.

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-06290)

FD0875 2/00


PART B  Statement of Additional Information
February 28, 2000


STATEMENT OF ADDITIONAL INFORMATION

SMITH BARNEY WORLD FUNDS, INC.
388 Greenwich Street
New York, New York 10013

Smith Barney World Funds, Inc. (the "Company") offers a choice of six open-end management investment companies
(each a "fund"):

The Global Government Bond Portfolio seeks as high a level of current income and capital appreciation as is consistent with its policy of investing primarily in high quality bonds of the United States and foreign governments.

The International Equity Portfolio seeks total return on its assets from growth of capital and income. The fund seeks to achieve this objective by investing primarily in a diversified portfolio of equity securities of established foreign issuers.

The Pacific Portfolio seeks long-term
capital appreciation by investing primarily in a diversified portfolio of equity securities of companies in the Asia Pacific
Region.

The European Portfolio seeks long-term
capital appreciation by investing primarily in equity securities of issuers based in countries of Europe.

The International Balanced Portfolio seeks a competitive total return on its assets from growth of capital and income by investing primarily in securities of established non-U. S. issuers.

The Emerging Markets Portfolio seeks long-term capital appreciation on its assets by investing primarily in securities of emerging country issuers.

In all cases, there can be no assurance that a fund will achieve its investment objective.

Each fund offers three classes of shares which may be purchased at the next-determined net asset value per share plus a sales charge which, at the election of the investor, may be imposed (i) at the time of purchase
(Class A and Class L shares) and/or (ii) on a deferred basis (Class B and Class L shares). A fourth class of shares (the Class Y shares) is sold at net asset value and is available only to investors investing a minimum of $5,000,000 with respect to the International Equity
Portfolio and $15,000,000 with respect to each of the other funds. A fifth class of shares of each fund, except the Emerging Markets Portfolio (the Class Z shares) is offered only to tax-exempt retirement plans of Salomon Smith Barney Inc. These alternatives permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other circumstances.

Effective as of the close of business on January 28, 2000, the International Balanced Portfolio was closed to new investments. Shareholders of record on February
8, 2000 will vote to reorganize the fund at a meeting to be held on April 7, 2000. The proposed reorganization is subject to the fulfillment of certain conditions, including approval by the shareholders of the fund.

This Statement of Additional Information is not a prospectus. It is intended to provide more detailed information about Smith Barney World Funds, Inc. as well as matters already discussed in the Prospectus of the applicable fund. Therefore, it should be read in conjunction with each Prospectus dated February 28, 2000 for the International Equity Portfolio, the Global
Government Bond Portfolio, the Pacific Portfolio, the
European Portfolio and the Emerging Markets Portfolio, which may be obtained from the Company or your Salomon
Smith Barney Financial Consultant.



TABLE OF CONTENTS

P
a
g
e

Directors, Advisory Director and Officers
					3

Investment Policies
				5

Investment Practices
				10

Risk Factors
				20

Investment Restrictions
				24

Additional Tax Information
				27

IRA and Other Prototype Retirement Plans
				`	30

Performance Information
				31

Determination of Net Asset Value
					34

Purchase of Shares
				35

Dividends and Distributions
				42

Investment Management and Other Services
					42

Custodian
			48

Independent Auditors
				48

Voting
				48

Other Information about the Company
				50

Financial Statements
				51

Appendix - Ratings of Debt Obligations
					A-1



DIRECTORS, ADVISORY DIRECTOR AND OFFICERS

Overall responsibility for management and supervision
of each fund rests with the Company's Board of
Directors.  The directors approve all significant
agreements between the Company and the companies that
furnish services to the Company and the funds,
including agreements with the Company's distributor,
investment adviser, custodian and transfer agent.  The
day-to-day operations of each fund are delegated to
that fund's manager.   The directors and officers of
the Company are listed below.

VICTOR K. ATKINS, Director
Retired; 2111 Forge Road, Santa Barbara, California
93108. Former President of Lips Propellers, Inc., a ship propeller repair company. Director of two investment companies associated with Citigroup, Inc.
("Citigroup"); 78.

ABRAHAM E. COHEN, Director
Consultant to and Board Member, Chugai Pharmaceutical
Co. Ltd.; Director of Agouron Pharmaceuticals, Inc.,
Akzo Nobel NV, Vasomedical, Inc., Teva Pharmaceutical
Ind., Ltd., Neurobiological Technologies Inc., Vion
Pharmaceuticals, Inc., BlueStone Capital Partners, LP.
and The Population Council, an international public interest organization. Director of two investment companies associated with Citigroup; 63.

ROBERT A. FRANKEL, Director
Managing Partner of Robert A. Frankel Managing
Consultants, 102 Grand Street, Croton-on-Hudson, NY.
Former Vice President of The Readers Digest
Association, Inc.; Director of nine investment companies associated with Citigroup, 72.

*MICHAEL GELLERT, Director
Partner of Windcrest Partners, 122 E. 42nd Street, New
York, NewYork  10168.  Director of Devon Energy Corp.,
Humana, Inc., Premier Parks, Inc.; Seacor Smit Inc.;
Cimilar A/S; Dalet Technologies and numerous private companies. Director of two investment companies asociated with Citigroup; 68.

RAINER GREEVEN, Director
Partner of the law firm of Greeven & Ercklentz; 630
Fifth Avenue, New York, NY. Director of two investment companies associated with Citgroup; 64.

SUSAN M. HEILBRON, Director
Attorney; Lacey & Heilbron, 3 East 54th Street, New
York, NY. Director of two investment companies associated with Citigroup; 55.

**HEATH B. McLENDON, Chairman of the Board, President and Chief Executive Officer
Managing Director of Salomon Smith Barney Inc.
("Salomon Smith Barney"); President of SSB Citi Fund
Management LLC. ("SSB Citi" or the "Manager") and
Travelers Investment Adviser, Inc. ("TIA"); Chairman or
Co-Chairman of the Board of 71 investment companies associated with Citigroup and former Chairman of the Board of Smith Barney Strategy Advisers Inc; 66.

**MAURITS E. EDERSHEIM, Chairman of the Company and
Advisory Director
Deputy Chairman of Smith Barney International
Incorporated; Director and President of Amstel Hudson
Management Corp. (offshore investment management);
Director Esfinco NV (U.S. subsidiary of Spanish
Construction Company); 81.

**LEWIS E. DAIDONE, Senior Vice President and Treasurer
Managing Director of Salomon Smith Barney, Senior Vice
President and Treasurer (Chief Financial Officer) of the Smith Barney Mutual funds; Director and Senior Vice
President of SSB Citi and TIA: 42

**JAMES B. CONHEADY, Vice President and Investment
Officer
Managing Director of Salomon Smith Barney; 64.

**JEFFREY RUSSELL, Vice President and Investment
Officer
Managing Director of Salomon Smith Barney; 42.

**REIN VAN DER DOES, Vice President and Investment
Officer
Managing Director of Salomon Smith Barney; 60.

**SIMON R. HILDRETH, Vice President and Investment
Officer
Senior Vice President of Salomon Smith Barney, Managing
Director of Smith Barney Global Capital Management,
Inc.  Formerly Director of Mercury Asset Management
Ltd; 45.

**DENIS P. MANGAN, Vice President and Investment
Officer
Vice President of Smith Barney Global Capital
Management, Inc. Formerly Vice President of J.P. Morgan and Citibank; 46.

**DAVID S. ISHIBASHI, Vice President and Investment
Officer
Vice President of Salomon Smith Barney; Formerly Head of Japanese equities desk at SG Warburg; 44.

**IRVING DAVID, Controller
Director of Salomon Smith Barney.  Formerly Assistant
Treasurer of First Investment Management Company; 39.

**CHRISTINA T. SYDOR, Secretary
Secretary;  Managing Director of Salomon Smith Barney.
General Counsel and Secretary of SSB Citi and TIA; 49.

*  Director as of December , 1998

** Designates an "interested person" as defined in the Investment Company Act of 1940, as amended (the "1940
Act") whose business address is 388 Greenwich Street, New York, New York 10013. Such person is not separately compensated for services as a Company officer or director.

On February 7, 2000 directors and officers owned, in the aggregate, less than 1% of the outstanding shares of each of the funds.

The following table shows the compensation paid by the Company to each director during the Company's last fiscal year. None of the officers of the Company received any compensation from the Company for such period. The Company does not pay retirement benefits to its directors and officers. Officers and interested directors of the Company are compensated by Salomon
Smith Barney. All Directors are reimbursed for travel and out-of pocket expenses. During the calendar year ended December 31,1999, such expenses totaled $2,599.
COMPENSATION TABLE


Name of
Person
Aggregate Compensation
from the Company
Compensation from
Company and Complex
Paid to Directors
Number of Funds
for Which
Director Serves
Within Fund
Complex
Victor Atkins
$8,148.00

$27,600.00
2
A. E. Cohen
7,648.00
27,800.00
2
Robert A.
Frankel
8,748.00
79,450.00
9
Michael
Gellert1
5,838.00
22,700.00
2
Rainer
Greeven
7,548.00
25,800.00
2
Susan
Heilbron
8,748.00
29,600.000
2
Heath
McLendon
0
0
71

1 Effective December 9, 1998, Mr Gellert became a member of the Company's Board of Directors


INVESTMENT POLICIES

Each fund's investment objectives may be changed only
by the ''vote of a majority of the outstanding voting
securities'' as defined in the Investment Company Act
of 1940 (the ''1940 Act'').   However, each fund's
investment policies are nonfundamental, and thus may be changed by the Board of Directors, provided such change is not prohibited by the fund's fundamental investment restrictions (described under INVESTMENT RESTRICTIONS) or applicable law, and any such change will first be disclosed in the then current prospectus. Refer to the "INVESTMENT PRACTICES" and "RISK FACTORS" for further information on the funds' investments.

Under unusual economic or market conditions as determined by the Manager, for defensive purposes each fund may depart from its principal investment strategies and temporarily invest all or a major portion of its assets in all types of money market and short-term debt securities (including U.S. money market securities). To the extent a fund's assets are invested for temporary defensive purposes, they will not be invested in a manner designed to achieve that fund's investment objective.

Global Government Bond Portfolio

Under normal market conditions, the Global Government
Bond Portfolio invests at least 65% of its total assets in bonds issued or guaranteed by the United States or foreign governments (including foreign states, provinces, cantons and municipalities) or their agencies, authorities, or instrumentalities denominated in various currencies, including U.S. dollars, or in multinational currency units, such as the Euro.
Except with respect to government securities of less developed countries (see below), the fund invests in foreign government securities only if the issue or the issuer thereof is rated in the two highest rating categories by Moody's Investors Service, Inc.
("Moody's") or Standard & Poor's Ratings Group ("S&P")
(see "APPENDIX - RATINGS OF DEBT OBLIGATIONS"), or if unrated, are of comparable quality in the determination of the Manager.

Consistent with its investment objective, under normal circumstances the fund may invest up to 35% of its total assets in debt obligations (including debt obligations convertible into common stock) of United
States or foreign corporations and financial institutions and supranational entities. Supranational entities are international organizations, organized or supported by government entities to promote economic reconstruction or development and by international banking institutions and related government agencies.
The supranational entities in which the fund may invest are the World Bank, The Asian Development Bank, the
European Economic Community, the European Investment
Bank, the European Coal and Steel Community, Eurofima,
Euratom, Council of Europe, the European Bank for
Construction and Development, the International Finance
Corporation and the Nordic Investment Bank. Any non-government investment would be limited to issues that are rated A or better by Moody's or S&P, or if not rated, are determined by the Manager to be of comparable quality. For certain risks associated with investments in foreign issues, see "RISK FACTORS."

The fund is organized as a non-diversified series and currently contemplates investing primarily in obligations of the U.S. and of developed nations (i.e., industrialized countries) which the Manager believes to pose limited credit risks. These countries currently are Australia, Austria, Belgium, Canada, Denmark,
Finland, France, Germany, Ireland, Italy, Japan,
Luxembourg, Netherlands, New Zealand, Norway, Portugal,
Spain, Sweden, Switzerland and The United Kingdom. The fund also will invest in securities denominated in the currencies of such countries or in multinational currency units. Under normal market conditions the fund invests at least 65% of its assets in issues of not less than three different countries; issues of any one country (other than the United States) will represent no more than 45% of the fund's total assets.
Allocation of the fund's investments will depend upon the relative attractiveness of the global markets and particular issuers. Concentration of the fund's assets in one or a few countries or currencies will subject the fund to greater risks than if the fund's assets were not geographically concentrated.

In seeking to achieve its investment objective of current income, the Manager considers and compares the relative yields of obligations of various developed nations; whereas, in seeking to achieve its objective of capital appreciation, it considers all of the following factors, especially changes in currency values against the U.S. dollar. The Manager allocates the fund's assets among securities of countries and in currency denominations where opportunities for meeting the fund's investment objective are expected to be the most attractive. The Manager selects securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the local and world economies, movements in the general level and term of interest rates, currency values, political developments, and variations of the supply of funds available for investment in the world bond market relative to the demands placed upon it. The Manager generally evaluates currencies on the basis of fundamental economic criteria (e.g., relative inflation and interest rates levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase, and conversely, a decline in the exchange rate of the currency normally would adversely affect the value of the security expressed in dollars. Similarly, a decline in interest rates on debt obligations generally increases the value of debt obligations, and conversely, an increase in interest rates generally decreases the value of such obligations.

Investments may be made from time to time in government securities, including loan assignments and loan participations, of less developed countries. These include all countries other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany,
Holland, Ireland, Italy, Japan, Luxembourg, Norway,
Sweden, Switzerland, Spain, the United Kingdom and the
United States. Countries may be added to or deleted as economic and political conditions warrant. Historical experience indicates that the markets of less developed countries have been more volatile than the markets of the more mature economies of developed countries;
however, such markets often provide rates of return to investors commensurate with the credit and market risks. The Manager does not intend to invest more than 10% of the fund's assets in the government securities of less developed countries and will not invest more than 5% of the fund's assets in the government securities of any one such country. Such investments may be unrated or rated below investment grade or may be in default. Securities rated below investment grade
(and comparable unrated securities) are the equivalent of high yield, high risk bonds. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business, financial, economic, and political conditions, whether or not occurring within the issuers' borders.

International Equity Portfolio

Under normal market conditions, the International
Equity Portfolio invests at least 80% of its assets in a diversified portfolio of equity securities consisting of dividend and non-dividend paying common stock, preferred stock, convertible debt and rights and warrants to obtain such securities and may invest up to 20% of the fund's assets in bonds, notes and other debt securities (consisting of securities issued in the Eurocurrency markets or obligations of the United
States or foreign governments and their political sub-divisions) or established non-United States issuers.

In seeking to achieve its objective, the fund presently expects to invest its assets primarily in common stocks of established non-United States companies which in the opinion of the Manager have potential for growth of capital.

Except as otherwise provided, the fund will invest at least 80% of its assets in companies organized or governments located in any area of the world other than the United States, such as the Far East (e.g., Japan,
Hong Kong, Singapore, Malaysia), Western Europe (e.g.,
United Kingdom, Germany, the Netherlands, France,
Italy, Switzerland), Eastern Europe (e.g., the Czech
Republic, Hungary, Poland, and the countries of the former Soviet Union), Central and South America (e.g.,
Mexico, Chile, and Venezuela), Australia, Canada and such other areas and countries as the Manager may determine from time to time. Allocation of the fund's investments will depend upon the relative attractiveness of the international markets and particular issuers. Concentration of the fund's assets in one or a few countries or currencies will subject the fund to greater risks than if the fund's assets were not geographically concentrated.

It is expected that fund securities will ordinarily be traded on a stock exchange or other market in the country in which the issuer is principally based, but may also be traded on markets in other countries including, in many cases, the United States securities exchanges and over-the-counter markets.

To the extent that the fund's assets are not otherwise invested as described above, the assets may be held in cash, in any currency, or invested in U.S. as well as foreign high quality money market instruments and equivalents.

Pacific Portfolio

The Pacific Portfolio invests primarily in equity securities, including American Depository Receipts
("ADRs"), of companies in the Asia Pacific Region.  The
Asia Pacific Region currently includes Australia, Hong
Kong, India, Indonesia, Japan, Malaysia, New Zealand,
Pakistan, Papua New Guinea, the People's Republic of
China, the Philippines, Singapore, South Korea, Sri
Lanka, Taiwan and Thailand. The Manager may change this list at its discretion. The Manager considers a company to be in the Asia Pacific Region if its securities trade on exchanges in the Asia Pacific
Region, it generates at least half of its revenue from the Asia Pacific Region or it is organized under the laws of an Asia Pacific Region country.

The fund will normally invest at least 80% of its total assets in equity securities of companies in the Asia
Pacific Region, consisting of the securities listed above. For the purposes of the foregoing limitation equity securities include exchange traded and over-the-counter common stocks, preferred shares, debt securities convertible into equity securities, depository receipts and warrants and rights relating to equity securities. The fund may also invest up to 20% of its total assets in debt securities and other types of investments. The fund will generally invest its assets broadly among countries and will normally have represented in the portfolio business activities in not less than three different countries. However, the fund has no predetermined policy on the allocation of funds for investment among such countries or securities and allocation of the fund's investments will depend upon the relative attractiveness of the Asia Pacific markets and particular issuers. Concentration of the fund's assets in one or a few of the countries in the Asia
Pacific Region and Asia Pacific currencies will subject the fund to greater risks than if the fund's assets were not geographically concentrated.

It is expected that portfolio securities will ordinarily be traded on a stock exchange or other market in the country in which the issuer is principally based, but may also be traded on markets in other countries including, in many cases, the United
States securities exchanges and over-the-counter markets. The fund may invest in companies, large or small, whose earnings are believed to be in a relatively strong growth trend, or in companies in which significant further growth is not anticipated but whose market value per share is thought to be undervalued. It may also invest in small and relatively less well-known companies. Debt securities in which the fund may invest will generally be rated at the time of purchase at least Baa by Moody's or BBB by S&P. Debt securities rated Baa or BBB may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of their issuers to pay interest and repay principal than is the case with higher rated securities.

To the extent that the fund's assets are not otherwise invested as described above, the assets may be held in cash, in any currency, or invested in U.S. as well as foreign high quality money market instruments and equivalents.

European Portfolio

The European Portfolio seeks to achieve its objective by investing primarily in equity securities (common and preferred stock) of issuers in the countries of Europe
(the "Primary Investment Area"), which includes Western
Europe (e.g., France, Germany, Italy, the Netherlands,
Switzerland, United Kingdom) and Eastern Europe (e.g., the Czech Republic, Hungary, Poland and the countries of the former Soviet Union). It is a fundamental policy of the fund to invest, under normal circumstances, at least 65% of its total assets in a diversified portfolio of equity securities of issuers domiciled in the Primary Investment Area of the fund.
The fund will generally invest its assets broadly among countries and will normally have represented in the portfolio business activities in not less than three countries in the Primary Investment Area. Allocation of the fund's investments will depend upon the relative attractiveness of the markets and particular issuers.
Concentration of the fund's assets in one or a few countries will subject the fund to greater risks than if the fund's assets were not geographically concentrated.

In addition, the fund may invest up to 35% of its total assets in other kinds of securities, e.g., convertible bonds, warrants, Samurai and Yankee Bonds, Eurobonds, sponsored and unsponsored ADRs and European Depository
Receipts ("EDRs"), securities issued by companies domiciled outside the Primary Investment Area of the fund, including, but not limited to, U.S. and foreign government securities, and U.S. and non-U.S. money market securities. Money market securities will generally be held by the fund for temporary defensive purposes. With respect to certain countries, investments by the fund presently may only be made by acquiring shares of other investment companies with local governmental authority to invest in those countries. It is not expected that the income yield of the fund will be significant.

The fund may also hold cash in U.S. dollars to meet redemption requests and other expenses and cash in other currencies to meet settlement requirements for foreign securities. The fund may engage in currency exchange transactions with up to 100% of its assets in order to protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar or between foreign currencies in which the fund's securities are or may be denominated. The fund may conduct its currency exchange transactions either on a "spot" (i.e., cash) basis at the rate prevailing in the currency exchange market or through entering into forward contracts to purchase or sell currencies. The fund's transactions in forward foreign currency exchange contracts will be limited to hedging involving either specific transactions or aggregate fund positions.

The fund may invest up to 5% of its assets in yen-denominated bonds sold in Japan by non-Japanese issuers. Such bonds are commonly called "Samurai Bonds" and correspond to "Yankee Bonds" or dollar-denominated bonds sold in the United States by non-U.S. issuers. As compared with domestic issues, e.g., those of the government of Japan and its agencies, Samurai bond issues normally carry a higher interest rate but are less actively traded and therefore may be volatile.
Moreover, as with other securities denominated in foreign currencies, their value is affected by fluctuations in currency exchange rates. It is the policy of the fund to invest in Samurai bond issues only after taking into account considerations of quality and liquidity, as well as yield. These bonds would be issued by governments of the Organization for Economic Cooperation and Development or would have AAA ratings.

As a fundamental policy, the fund may borrow money from a bank only as a temporary measure for emergency or extraordinary purposes in an amount not exceeding 10% of the value of its total assets, and may invest no more than 15% of its total assets in securities that are illiquid (i.e., trading in the security is suspended or, in the case of unlisted securities, market makers do not exist or will not entertain bids or offers). When the fund has borrowed in excess of 5% of the value of its total assets, the fund will not make further investments. The fund will not invest more than 25% of the value of its total assets in the securities of issuers engaged in any one industry
(other than the U.S. Government, its agencies and instrumentalities). The fund will invest no more than 10% of the value of its net assets in warrants valued at the lower of cost or market.

International Balanced Portfolio

Under normal market conditions, the International
Balanced Portfolio will invest its assets in an international portfolio of equity securities
(consisting of exchange traded and over-the-counter common stocks, preferred shares, debt securities convertible into equity securities, depository receipts and warrants and rights relating to equity securities) and debt securities (consisting of corporate debt securities, sovereign debt instruments issued by governments or governmental entities, including supranational organizations such as the World Bank, and U.S. and foreign money market instruments). The fund attempts to achieve a balance between equity and debt securities. However, the proportion of equity and debt held by the fund at any one time will depend on the Manager's views on current market and economic conditions.

Investments may be made for capital appreciation and for income or any combination of both for the purpose of achieving a higher overall return than might otherwise be obtained solely from investing for growth of capital or for income. Under normal conditions, no more than 70%, nor less than 30%, of the fund's assets will be invested in either equity or debt securities;
however, there is no limitation on the percent or amount of the fund's assets which may be invested for growth or income and, therefore, from time to time the investment emphasis may be placed solely or primarily on growth of capital or solely or primarily on income.

The fund is organized as a non-diversified series, but will generally invest its assets broadly among countries and will normally have at least 65% of its assets invested in business activities in not less than three different countries outside of the United States.
The fund may invest in companies organized or governments located in any area of the world: the Far
East (e.g., Hong Kong, Japan, Malaysia, Singapore),
Western Europe (e.g., France, Germany, Italy, the
Netherlands, Switzerland, United Kingdom), Eastern
Europe (e.g., the Czech Republic, Hungary, Poland, and the countries of the former Soviet Union), Central and South America (e.g., Chile, Mexico and Venezuela), the
Middle East, Africa, Asia, Australia, New Zealand and
Canada. Allocation of the fund's investments will depend upon the relative attractiveness of the international markets and particular issuers.
Concentration of the fund's assets in one or a few countries or currencies will subject the fund to greater risks than if the fund's assets were not geographically concentrated. Up to 25% of the total assets of the fund may be invested in securities of emerging market countries.

It is expected that equity securities purchased by the fund will ordinarily be traded on a stock exchange or other market in the country in which the issuer is principally based, but may also be traded on markets in other countries including, in many cases, the United
States securities exchanges and over-the-counter markets. The fund will invest in a broad range of industries and sectors and will mainly invest in securities issued by companies with market capitalization of at least $50,000,000.

Particular debt securities will be selected based upon credit risk analysis of potential issuers, the characteristics of the security and interest rate sensitivity of the various debt issues available with respect to a particular issuer, analysis of the anticipated volatility and liquidity of the particular debt instruments, maturity, and the tax implications to the fund. The debt securities in which the fund expects to invest will generally range in maturity from two to ten years. Debt securities of developed foreign countries may be rated as investment grade at the time of purchase. Investment grade securities are those rated in the top four ratings categories by a nationally recognized statistical rating organization or that are unrated but judged by the Manager to be of comparable quality. If the rating drops below investment grade subsequent to purchase, the Manager will not necessarily sell the security, but will consider such an event in determining whether the fund should continue to hold the security. Securities rated in the lowest category of investment grade may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade securities. Debt securities of emerging market countries may be rated below investment grade (commonly known as "junk bonds") and could include securities that are in default as to payments of principal or interest.

The relative performance of foreign currencies is an important factor in the fund's performance. The
Manager may manage the fund's exposure to various currencies to take advantage of different yield, risk and return characteristics that different currencies can provide for U.S. investors. To manage exposure to currency fluctuations, the fund may enter into currency forward contracts (agreements to exchange one currency for another at a future date) or currency swap agreements, buy and sell options and futures contracts relating to foreign currencies, and purchase securities indexed to foreign currencies. The fund will use currency forward contracts in the normal course of business to lock in an exchange rate in connection with purchases and sales of securities denominated in foreign currencies. The fund will use options and futures contracts relating to foreign currencies to allow the Manager to hedge fund securities, to shift investment exposure from one currency to another, or to attempt to profit from anticipated declines in the value of a foreign currency relative to the U.S.
dollar. There is no overall limitation on the amount of the fund's assets that may be committed to currency management strategies.

Emerging Markets Portfolio

The Emerging Markets Portfolio will seek to achieve its objective by investing substantially all its assets in equity securities of issuers in emerging market countries (consisting of dividend and non-dividend paying common stocks, preferred stocks, convertible securities and rights and warrants to such securities).
The fund may also invest in debt securities having a high potential for capital appreciation, especially in countries where direct equity investment is not permitted. Under normal conditions, at least 70% of the fund's assets will be invested in equity securities.

For purposes of its investment objective, the fund considers as "emerging" all countries other than Australia, Austria, Belgium, Canada, Denmark, Finland,
France, Germany, Holland, Ireland, Italy, Japan,
Luxembourg, New Zealand, Norway, Sweden, Switzerland,
Spain, the United Kingdom and the United States. The fund will generally invest its assets broadly among countries and will normally have at least 65% of its assets invested in issuers in not less than three different countries. Allocation of the fund's investments will depend upon the relative attractiveness of the emerging markets and particular issuers. Concentration of the fund's assets in one or a few countries or currencies will subject the fund to greater risks than if the fund's assets were not geographically concentrated.

Under normal circumstances, the fund may invest up to 30% of its assets in debt securities. These may include debt securities of issuers in countries having smaller capital markets. Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. In accordance with its investment objective, the fund will not seek to benefit from anticipated short-term fluctuations in currency exchange rates. The fund may, from time to time, invest in debt securities with relatively high yields (as compared to other debt securities meeting the fund's investment criteria), notwithstanding that the fund may not anticipate that such securities will experience substantial capital appreciation. Such income can be used, however, to offset the operating expenses of the fund.

The fund may invest in debt securities issued or guaranteed by foreign governments (including foreign states, provinces and municipalities) or their agencies and instrumentalities ("governmental entities"), issued or guaranteed by international organizations designated or supported by multiple foreign governmental entities
(which are not obligations of foreign governments) to promote economic reconstruction or development
("supranational entities"), or issued by foreign corporations or financial institutions. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International
Bank for Reconstruction and Development (the "World
Bank"), the European Steel and Coal Community, the
Asian Development Bank and the Inter-American
Development Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

Up to 10% of the fund's assets may be invested in debt securities of emerging markets that are unrated or rated below investment grade. Securities rated below investment grade (and comparable unrated securities) are the equivalent of high yield, high risk bonds, commonly known as "junk bonds". Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business, financial, economic, or political conditions.

The fund may invest in the securities of foreign issuers in the form of ADRs, EDRs, GDRs or other securities convertible into securities of foreign issuers. The fund may invest in unsponsored ADRs. The issuers of unsponsored ADRs are not obligated to disclose material information in the United States, and therefore, there may not be a correlation between such information and the market value of such ADRs. The fund may invest in U.S. over-the-counter securities of issuers whose business interests are in emerging countries.

INVESTMENT PRACTICES

Each of the following investment practices is subject to the limitations set forth under "Investment
Restrictions."

EQUITY SECURITIES

Common Stocks (all funds except the Global Government
Bond Portfolio).  Each fund except the Global
Government Bond Portfolio may purchase common stocks.
Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stocks and Convertible Securities (all funds). Each fund may invest in convertible debt and preferred stocks. Convertible debt securities and preferred stock entitle the holder to acquire the issuer's stock by exchange or purchase for a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

Warrants (all funds except the Global Government Bond
Portfolio).  Each fund except the Global Government
Bond Portfolio may purchase warrants. Warrants acquired by a fund entitle it to buy common stock from the issuer at a specified price and time. Warrants are subject to the same market risks as stocks, but may be more volatile in price. A fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before the expiration dates.

REITs (all funds). Each fund may invest in shares of real estate investment trusts (REITs), which are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves risks similar to those associated with investing in equity securities of small capitalization companies.
REITs are dependent upon management skills, are not diversified, and are subject to risks of project financing, default by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from taxation on distributed amounts under the Internal
Revenue Code of 1986, as amended (the "Code").

Illiquid and Restricted Securities (all funds). Each fund may invest up to 15% of its assets in securities
(excluding those subject to Rule 144A under the Securities Act of 1933 (the ''1933 Act'')), with contractual or other restrictions on resale and other instruments that are not readily marketable.

ADRs, EDRs and GDRs (all funds except the Global
Government Bond Portfolio).  Each fund except the
Global Government Bond Portfolio fund may also purchase
ADRs, EDRs and GDRs or other securities representing underlying shares of foreign companies. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depository's transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. A fund may invest in ADRs through both sponsored and unsponsored arrangements.


FIXED INCOME SECURITIES

To the extent that each fund may invest in fixed income securities, it may invest in the securities described below, unless otherwise noted.

Corporate Debt Obligations. Each fund may invest in corporate debt obligations and zero coupon securities issued by financial institutions and corporations.
Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security.

U.S. Government Securities.   The U.S. Government
securities in which the funds may invest include:
bills, certificates of indebtedness, and notes and bonds issued by the U.S. Treasury or by agencies or instrumentalities of the U.S. Government. Some U.S.
Government securities, such as U.S. Treasury bills and bonds, are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage
Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association and the Federal
Home Loan Mortgage Corporation ("FHLMC"), are supported only by the credit of the instrumentality. Mortgage participation certificates issued by the FHLMC generally represent ownership interests in a pool of fixed-rate conventional mortgages. Timely payment of principal and interest on these certificates is guaranteed solely by the issuer of the certificates.
Other investments will include Government National
Mortgage Association Certificates ("GNMA
Certificates"), which are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S.
Government. While the U.S. Government guarantees the payment of principal and interest on GNMA Certificates, the market value of the securities is not guaranteed and will fluctuate.

Sovereign Debt Obligations. A fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations.
Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady
Bonds, is collateralized by U.S. Government securities, repayment of principal and interest is not guaranteed by the U.S. Government.

Loans and Other Direct Debt Instruments. A fund may purchase interests in amounts owed by a corporate, governmental, or other borrower to another party.
These interests may represent amounts owed to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve the risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments may also include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand.

Floating And Variable Rate Income Securities. Income securities may provide for floating or variable rate interest or dividend payments. The floating or variable rate may be determined by reference to a known lending rate, such as a bank's prime rate, a certificate of deposit rate or the London InterBank Offered Rate
(LIBOR). Alternatively, the rate may be determined through an auction or remarketing process. The rate also may be indexed to changes in the values of interest rate or securities indexes, currency exchange rates or other commodities. The amount by which the rate paid on an income security may increase or decrease may be subject to periodic or lifetime caps.
Floating and variable rate income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

Zero Coupon, Discount and Payment-in-kind Securities.
A fund may invest in "zero coupon" and other deep discount securities of governmental or private issuers.
Zero coupon securities generally pay no cash interest
(or dividends in the case of preferred stock) to their holders prior to maturity. Payment-in-kind securities allow the lender, at its option, to make current interest payments on such securities either in cash or in additional securities. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest
(or dividends in the case of preferred stock) on a current basis.

Premium Securities. A fund may invest in income securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amounts payable on maturity. A fund will not amortize the premium paid for such securities in calculating its net investment income. As a result, in such cases the purchase of such securities provides a fund a higher level of investment income distributable to shareholders on a current basis than if the fund purchased securities bearing current market rates of interest. If securities purchased by a fund at a premium are called or sold prior to maturity, the fund will recognize a capital loss to the extent the call or sale price is less than the purchase price.
Additionally, a fund will recognize a capital loss if it holds such securities to maturity.

Yankee Bonds.  A fund may invest in U.S.
dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in the United States, such bond issues normally carry a higher interest rate but are less actively traded.

Loan Participations and Assignments. A fund may invest a portion of its assets in loan participations
("Participations"). By purchasing a Participation, a fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate or government borrower. The Participations typically will result in the fund having a contractual relationship only with the lender and not with the borrower. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing
Participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the fund may not directly benefit from any collateral supporting the loan in which it has purchased the Participation. As a result, the fund will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Participation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
A fund will acquire Participations only if the lender interpositioned between the fund and the borrower is determined by management to be creditworthy.

A fund also may invest in assignments of portions of loans from third parties ("Assignments"). When it purchases Assignments from lenders, the fund will acquire direct rights against the borrower on the loan.
However, since Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning lender. A fund may have difficulty disposing of Assignments and Participations. The liquidity of such securities is limited, and the fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on the fund's ability to dispose of particular
Assignments or Participations when necessary to meet the fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the fund to assign a value to those securities or purposes of valuing the fund's portfolio and calculating its net asset value.

Structured Notes. Emerging Markets Portfolio may purchase structured notes, which are over-the-counter debt instruments where the interest rate and/or principal are indexed to an unrelated indicator (e.g., short-term rates in Japan, the price of oil). Sometimes the two are inversely related (i.e., as the index goes up, the coupon rate goes down; inverse floaters are an example of this) and sometimes they may fluctuate to a greater degree than the underlying index (e.g., the coupon may change twice as much as the change in the index rate). Structured notes are often issued by high-grade corporate issuers. There is often an underlying swap involved; the issuer will receive payments that match its obligations under the structured note (usually from an investment bank) and, in turn, makes more "traditional" payments to the investment bank (e.g., fixed rate or ordinary floating rate payments). It is important to note, however, that in such cases the fund would not be involved in the swap; the issuer of the note would remain obligated even if its counterparty defaulted.

Short-Term Investments. In certain circumstances the funds may invest without limitation in all types of short-term money market instruments, including U.S.
Government securities; certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements. To the extent a fund is investing in short-term investments as a temporary defensive posture, the applicable fund's investment objective may not be achieved.

Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as one of the funds, pursuant to which the lender may determine to invest varying amounts.
Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes. Each fund, therefore, may not invest in a master demand note, if as a result more than 15% of the value of the fund's total assets would be invested in such notes and other illiquid securities.

Commercial Bank Obligations. For the purposes of each fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S.
banks and of foreign banks may be general obligations of the parent bank in addition to the issuing bank, or may be limited by the terms of a specific obligation and by government regulation. As with investment in foreign securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject a fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers.
Although a fund will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of U.S. $1 billion (or the equivalent thereof), this U.S. $1 billion figure is not a fundamental investment policy or restriction of the fund. For calculation purposes with respect to the U.S. $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and foreign branches.

DERIVATIVE CONTRACTS

Options, Futures and Currencies (All funds). Each fund may use forward currency contracts and certain options and futures strategies to attempt to hedge its portfolio, i.e., reduce the overall level of investment risk normally associated with the fund. These hedging techniques are described in detail below. Neither
International Balanced Portfolio nor Emerging Markets
Portfolio will hedge more than 25% of its total assets by selling futures, buying puts, and writing calls under normal conditions. In addition, neither of these funds will buy futures or write puts whose underlying value exceeds 25% of its total assets, or will buy calls with a value exceeding 5% of its total assets.

Writing Covered Call Options (All funds). Each fund may write (sell) covered call options for hedging purposes. Covered call options will generally be written on securities and currencies which, in the opinion of the Manager, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the fund.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price
(the exercise price) at any time until a certain date
(the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. The Manager and the Company believe that writing of covered call options is less risky than writing uncovered or "naked" options, which the funds will not do.

Portfolio securities or currencies on which call
options may be written will be purchased solely on the
basis of investment considerations consistent with each
fund's investment objective.  When writing a covered
call option, the fund, in return for the premium, gives
up the opportunity for profit from a price increase in
the underlying security or currency above the exercise
price and retains the risk of loss should the price of
the security or currency decline.   Unlike one who owns
securities or currencies not subject to an option, the fund has no control over when it may be required to sell the underlying securities or currencies, since the option may be exercised at any time prior to the option's expiration. If a call option which the fund has written expires, the fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the fund will realize a gain or loss from the sale of the underlying security or currency. The security or currency covering the call option will be maintained in a segregated account of the fund's custodian.

The premium the fund receives for writing a call option is deemed to constitute the market value of an option.
The premium the fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the implied price volatility of the underlying security or currency, and the length of the option period. In determining whether a particular call option should be written on a particular security or currency, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.
The premium received by the fund for writing covered call options will be recorded as a liability in the fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be calculated as described in "DETERMINATION OF NET ASSET VALUE." The liability will be extinguished upon expiration of the option or delivery of the underlying security or currency upon the exercise of the option. The liability with respect to a listed option will also be extinguished upon the purchase of an identical option in a closing transaction.

Closing transactions will be effected in order to realize a profit or to limit losses on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the fund to write another call option on the underlying security or currency with either a different exercise price, expiration date or both. If the fund desires to sell a particular security or currency from its portfolio on which it has written a call option or purchases a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is no assurance that the fund will be able to effect such closing transactions at a favorable price. If the fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold, in which case it would continue to be at market risk with respect to the security or currency.

Each fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by each fund, other than the International Balanced Portfolio, will normally have expiration dates of less than nine months from the date written. Call options written by the International
Balanced Portfolio will normally have expiration dates of less than twelve months from the date written. The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

Each fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the fund.

See "ADDITIONAL TAX INFORMATION" for a discussion of federal income tax treatment of covered call options.

Purchasing Put Options (All funds). Each fund may purchase put options. As the holder of a put option, the fund has the right to sell the underlying security or currency at the exercise price at any time during the option period. The fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

Each fund may purchase a put option on an underlying security or currency (a "protective put") owned by the fund as a hedging technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value.
For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when the Manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs may reduce any capital gain or, in the case of currency, ordinary income otherwise available for distribution when the security or currency is eventually sold.

Each fund may also purchase put options at a time when the fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

The premium paid by a fund when purchasing a put option will be recorded as an asset in the fund's statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, as calculated by the fund. The asset will be extinguished upon expiration of the option or the delivery of the underlying security or currency upon the exercise of the option. The asset with respect to a listed option will also be extinguished upon the writing of an identical option in a closing transaction.

Purchasing Call Options (All funds). Each fund may purchase call options. As the holder of a call option, a fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period. The fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. Call options may be purchased by the fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options enables the fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to the fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Each fund may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction.
Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the fund's current return.

Interest Rate and Currency Futures Contracts (All
funds).   Each fund may enter into interest rate or
currency futures contracts ("Futures" or "Futures
Contracts") as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or committed to be acquired by the fund. A fund's hedging may include holding Futures as an offset against anticipated changes in interest or currency exchange rates. A fund may also enter into Futures Contracts based on financial indices including any index of U.S.
Government securities, foreign government securities or corporate debt securities.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument or currency for a specified price at a designated date, time and place. The purchaser of a Futures Contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. No physical delivery of the debt securities underlying the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times that the Futures
Contract is outstanding.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the fund's exposure to interest rate and currency exchange rate fluctuations, the fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts are usually closed out before the delivery date. Closing out an open Futures
Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the fund realizes a gain; if it is more, the fund realizes a loss.
Conversely, if the offsetting sale price is more than the original purchase price, the fund realizes a gain;
if it is less, the fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the fund will be able to enter into an offsetting transaction with respect to a particular Futures
Contract at a particular time. If the fund is not able to enter into an offsetting transaction, the fund will continue to be required to maintain the margin deposits of the underlying financial instrument or currency on the relevant delivery date. The Company intends to enter into Futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one
Futures Contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specific date in September, the "delivery month") by the purchase of another Futures Contract of September
Treasury Bills on the same exchange. In such instance the difference between the price at which the Futures
Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the fund.

Persons who trade in Futures Contracts may be broadly classified as "hedgers" and "speculators." Hedgers, whose business activity involves investment or other commitment in securities or other obligations, use the Futures markets to offset unfavorable changes in value that may occur because of fluctuations in the value of the securities and obligations held or committed to be acquired by them or fluctuations in the value of the currency in which the securities or obligations are denominated. Debtors and other obligors may also hedge the interest cost of their obligations. The speculator, like the hedger, generally expects neither to deliver nor to receive the financial instrument underlying the Futures Contract, but, unlike the hedger, hopes to profit from fluctuations in prevailing interest rates or currency exchange rates.

Each fund's Futures transactions will be entered into for traditional hedging purposes; that is, Futures
Contracts will be sold to protect against a decline in the price of securities or currencies that the fund owns, or Futures Contracts will be purchased to protect a fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. The International Equity Portfolio, the
Pacific Portfolio, the International Balanced
Portfolio, European Portfolio and the Emerging Market
Portfolio may each also enter into Futures transactions for non-hedging purposes, subject to applicable law.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the fund with a broker in order to initiate Futures trading and to maintain the fund's open positions in Futures
Contracts.  A margin deposit made when the Futures
Contract is entered into ("initial margin") is intended to assure the fund's performance of the Futures
Contract.  The margin required for a particular Futures
Contract is set by the exchange on which the Futures
Contract is traded, and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins, which may be 5% or less of the value of the Futures Contract being traded.

If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures
Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin deposit ("variation margin"). If, however, the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, it is anticipated that the broker will pay the excess to the fund. In computing daily net asset values, the fund will mark to market the current value of its open Futures Contracts. Each fund expects to earn interest income on its margin deposits.

See "ADDITIONAL TAX INFORMATION" for a discussion of federal tax treatment of Futures Contracts.

Options on Futures Contracts (All funds).  Options on
Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the Futures Contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures
Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities or currencies upon which the Futures Contracts are based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to purchasing call and put options on Futures, each fund may purchase call and put options on the underlying securities or currencies themselves (see
"Purchasing Put Options" and "Purchasing Call Options" above). Such options would be used in a manner identical to the use of options on Futures Contracts.

To reduce or eliminate the leverage then employed by the fund or to reduce or eliminate the hedge position then currently held by the fund, the fund may seek to close out an option position by selling an option covering the same securities or currency and having the same exercise price and expiration date. The ability to establish and close out positions on options on Futures Contracts is subject to the existence of a liquid market. It is not certain that this market will exist at any specific time.

In order to assure that the funds will not be deemed to be "commodity pools" for purposes of the Commodity
Exchange Act, regulations of the Commodity Futures
Trading Commission ("CFTC") require that each fund enter into transactions in Futures Contracts and options on Futures Contracts only (i) for bona fide hedging purposes (as defined in CFTC regulations), or
(ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the fund's assets. The Global Government Bond
Portfolio and the European Portfolio will enter into transactions in Futures Contracts and options on Futures Contracts only for hedging purposes.

Forward Currency Contracts, Options on Currency and
Currency Swaps (All funds). A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A fund may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Each fund engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates.
A fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in that currency but anticipates, and seeks to be protected against,a decline in the currency against the U.S. dollar. Similarly, a fund might sell the U.S.
dollar forward when it holds bonds denominated in U.S.
dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a fund might purchase a currency forward to "lock in" the price of securities denominated in that currency which it anticipates purchasing.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise.
In addition, a fund may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit the fund's ability to use such contract to hedge or cross-hedge its assets.
Also, with regard to a fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which the fund's assets that are the subject of such cross-hedges are denominated.

Forward contracts are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is consummated without payment of any commission. Each fund, however, may enter into forward contracts with deposit requirements or commissions.

A put option gives a fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives a fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. A fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the value of a currency in which it holds or anticipates holding securities. If the currency's value should decline, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise, any gain to the fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value of a currency in which the fund anticipates purchasing securities.

Each fund's ability to establish and close out positions in foreign currency options is subject to the existence of a liquid market. There can be no assurance that a liquid market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Exchange markets for options on foreign currencies exist but are relatively new, and the ability to establish and close out positions on the exchanges is subject to maintenance of a liquid secondary market. Closing transactions may be effected with respect to options traded in the over-the-counter ("OTC") markets (currently the primary markets for options on foreign currencies) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. Although each fund intends to purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. In such event, it may not be possible to effect closing transactions with respect to certain options, with the result that the fund would have to exercise those options which it has purchased in order to realize any profit. The staff of the Securities and Exchange Commission ("SEC") has taken the position that, in general, purchased OTC options and the underlying securities used to cover written OTC options are illiquid securities. However, a fund may treat as liquid the underlying securities used to cover written OTC options, provided it has arrangements with certain qualified dealers who agree that the fund may repurchase any option it writes for a maximum price to be calculated by a predetermined formula. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A fund may also enter into currency swaps. A currency swap is an arrangement whereby each party exchanges one currency for another on a particular date and agrees to reverse the exchange on a later date at a specific exchange rate. Forward foreign currency contracts and currency swaps are established in the interbank market conducted directly between currency traders (usually large commercial banks or other financial institutions) on behalf of their customers.

Interest Rate Swaps, Caps and Floors (All funds). Among the hedging transactions into which the funds may enter are interest rate swaps and the purchase or sale of interest rate caps and floors. Each fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the fund anticipates purchasing at a later date. Each fund intends to use these transactions as a hedge and not as a speculative investment. Each fund will not sell interest rate caps or floors that it does not own. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap.
The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

A fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted, with the fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the Manager and the funds believe such obligations do not constitute senior securities and, accordingly will not treat them as being subject to their borrowing restrictions. The net amount of the excess, if any, of a fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by a custodian that satisfies the requirements of the 1940 Act. The funds will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, a fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.

New options and Futures Contracts and various combinations thereof continue to be developed and the funds may invest in any such options and contracts as may be developed to the extent consistent with their investment objectives and regulatory requirements applicable to investment companies.


OTHER PRACTICES

Repurchase Agreements (All funds). Each fund may enter into repurchase agreements. International Equity
Portfolio, Pacific Portfolio, International Balanced
Portfolio and Emerging Markets Portfolio each may invest in repurchase agreements up to 25% of its total assets. A repurchase agreement is a contract under which a fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price
(representing the fund's cost plus interest). It is each fund's present intention to enter into repurchase agreements only upon receipt of fully adequate collateral and only with commercial banks (whether U.S.
or foreign) and registered broker-dealers. Repurchase agreements may also be viewed as loans made by a fund which are collateralized primarily by the securities subject to repurchase. A fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the fund is delayed in or prevented from exercising its rights to dispose of the collateral securities. Pursuant to policies established by the Board of Directors, the Manager monitors the creditworthiness of all issuers with which each fund enters into repurchase agreements.

Reverse Repurchase Agreements (All funds).  Each fund
does not currently intend to commit more than 5% of its
net assets to reverse repurchase agreements. Each fund
may enter into reverse repurchase agreements with
broker/dealers and other financial institutions.  Such
agreements involve the sale of fund securities with an
agreement to repurchase the securities at an agreed-
upon price, date and interest payment, are considered
to be borrowings by a fund and are subject to the
borrowing limitations set forth under "Investment
Restrictions."  Since the proceeds of reverse
repurchase agreements are invested, this would
introduce the speculative factor known as "leverage."
The securities purchased with the funds obtained from
the agreement and securities collateralizing the
agreement will have maturity dates no later than the
repayment date.  Generally the effect of such a
transaction is that the Company can recover all or most
of the cash invested in the portfolio securities
involved during the term of the reverse repurchase
agreement, while in many cases it will be able to keep
some of the interest income associated with those
securities.  Such transactions are only advantageous if
the fund has an opportunity to earn a greater rate of
interest on the cash derived from the transaction than
the interest cost of obtaining that cash.
Opportunities to realize earnings from the use of the
proceeds equal to or greater than the interest required
to be paid may not always be available, and the Company
intends to use the reverse repurchase technique only
when the Manager believes it will be advantageous to
the fund.   The use of reverse repurchase agreements
may exaggerate any interim increase or decrease in the value of the participating fund's assets. The
Company's custodian bank will maintain a separate account for the fund with securities having a value equal to or greater than such commitments.

Borrowing (All funds). Each fund may borrow up to 33%
(except that Emerging Markets Portfolio may borrow only up to 25% and European Portfolio may borrow only up to 10%) of the value of its total assets from banks for temporary or emergency purposes, such as to meet the fund's redemptions.

Leverage (International Balanced, International Equity and Pacific). International Equity Portfolio,
International Balanced Portfolio and Pacific Portfolio each may borrow from banks, on a secured or unsecured basis, up to 33% of the value of its total assets and use the proceeds to make additional investments.
Income and appreciation from such investments will improve a fund's performance if they exceed the associated borrowing costs, but will impair a fund's performance if they are less than the borrowing costs.
This speculative factor is known as "leverage."

Leverage creates an opportunity for increased returns to shareholders of a fund but, at the same time, creates special risk considerations. For example, leverage may exaggerate changes in the net asset value of the fund's shares and in the fund's yield. Although the principal or stated value of such borrowings will be fixed, the fund assets may change in value during the time the borrowing is outstanding. Leverage will create interest expenses for the fund which can exceed the income from the assets retained. To the extent the income or other gain derived from securities purchased with borrowed funds exceeds the interest the fund will have to pay in respect thereof, the fund's net income or other gain will be greater than if leverage had not been used. Conversely, if the income or other gain from the incremental assets is not sufficient to cover the cost of leverage, the net income or other gain of the fund will be less than if leverage had not been used. If the amount of income from the incremental securities is insufficient to cover the cost of borrowing, securities might have to be liquidated to obtain required funds. Depending on market or other conditions, such liquidations could be disadvantageous to the fund.

Securities Lending (All funds).  Global Government Bond
Portfolio, European Portfolio, International Balanced
Portfolio and Emerging Markets Portfolio each may lend securities in amounts up to one-third of total assets.
International Equity Portfolio and Pacific Portfolio each may lend securities in amounts up to 15% of total assets. Each fund may seek to increase its net investment income by lending its securities provided such loans are callable at any time and are continuously secured by cash or U.S. Government
Obligations equal to no less than the market value, determined daily, of the securities loaned. Each fund will receive amounts equal to dividends or interest on the securities loaned. It will also earn income for having made the loan because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending of securities the Company may pay reasonable finders, administrative and custodial fees. Management will limit such lending to not more than one-third of the value of the total assets of each fund. Where voting or consent rights with respect to loaned securities pass to the borrower, management will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the issues involved have a material effect on the fund's investment in the securities loaned. Apart from lending its securities and acquiring debt securities of a type customarily purchased by financial institutions, no fund will make loans to other persons.

When-Issued and Delayed Delivery Securities (All funds). The funds each may purchase or sell securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased or sold by a fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the fund at the time of entering into the transaction. The Chase Manhattan Bank, the Company's custodian (the "Custodian") will maintain, in a segregated account of the applicable fund, cash, debt securities of any grade or equity securities, having a value equal to or greater than the fund's purchase commitments, provided such securities have been determined by the Manager to be liquid and unencumbered, and are market to market daily, pursuant to guidelines established by the Directors. The
Custodian will likewise segregate securities sold on a delayed basis. The payment obligations and the interest rates that will be received are each fixed at the time a fund enters into the commitment and no interest accrues to the fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

Short Sales. (All funds)  Each fund may sell securities
"short against the box." While a short sale is the sale of a security the fund does not own, it is "against the box" if at all times when the short position is open, the fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. The ability to use short sales to defer recognition of gains was substantially limited by certain "constructive sale" tax provisions enacted in 1997.

*  *  *  *  *  *  *  *

The Articles of Incorporation of the Company permit the Board of Directors to establish additional funds of the Company from time to time. The investment objectives, policies and restrictions applicable to additional funds would be established by the Board of Directors at the time such funds were established and may differ from those set forth in the Prospectus and this Statement of Additional Information.


RISK FACTORS

General. Investors should realize that risk of loss is inherent in the ownership of any securities and that each fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions.

Non-diversification and Geographic Concentration.
Funds that are "non-diversified" are permitted to invest a greater proportion of their assets in the securities of a smaller number of issuers, and thus may be subject to greater credit and liquidity risks with respect to their individual portfolios than a fund that is more broadly diversified. In addition, concentration of a fund's assets in one or a few countries or currencies will subject the fund to greater risks than if the fund's assets were not geographically concentrated.

Fixed Income Securities. Investments in fixed income securities may subject the funds to risks, including the following:

Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. The volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations, causing a fund to sustain losses on such investments. A default could impact both interest and principal payments.

Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk.
Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled, which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and a fund will suffer from having to reinvest in lower yielding securities.
Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled, which would cause cash flows to be returned later than expected. This typically results when interest rates have increased, and a fund will suffer from the inability to invest in higher yield securities.

Below Investment Grade Fixed Income Securities.
Securities which are rated BBB by S&P or Baa by Moody's are generally regarded as having adequate capacity to pay interest and repay principal, but may have some speculative characteristics. Securities rated below
Baa by Moody's or BBB by S&P may have speculative characteristics, including the possibility of default or bankruptcy of the issuers of such securities, market price volatility based upon interest rate sensitivity, questionable creditworthiness and relative liquidity of the secondary trading market. Because high yield bonds have been found to be more sensitive to adverse economic changes or individual corporate developments and less sensitive to interest rate changes than higher-rated investments, an economic downturn could disrupt the market for high yield bonds and adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest. In addition, in a declining interest rate market, issuers of high yield bonds may exercise redemption or call provisions, which may force a fund, to the extent it owns such securities, to replace those securities with lower yielding securities. This could result in a decreased return.

Foreign Securities.   Investments in securities of
foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since each fund will invest heavily in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will, to the extent the fund does not adequately hedge against such fluctuations, affect the value of securities in its portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their price more volatile than securities of comparable U.S. companies. Transaction costs on foreign securities markets are generally higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. A fund might have greater difficulty taking appropriate legal action in foreign courts. Dividend and interest income from foreign securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the fund or the investors. Capital gains are also subject to taxation in some foreign countries.

Currency Risks. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which a fund's investments are denominated relative to the U.S. dollar will affect the fund's net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to a country's economy.
Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which a fund's securities are quoted would reduce the fund's net asset value per share.

Special Risks of countries in the Asia Pacific Region.
Certain of the risks associated with international investments are heightened for investments in these countries. For example, some of the currencies of these countries have experienced devaluations relative to the U.S. dollar, and adjustments have been made periodically in certain of such currencies. Certain countries, such as Indonesia, face serious exchange constraints. Jurisdictional disputes also exist, for example, between South Korea and North Korea. In addition, Hong Kong reverted to Chinese administration on July 1, 1997. The long-term effects of this reversion are not known at this time.

Securities of Developing/Emerging Markets Countries.
A developing or emerging markets country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

One or more of the risks discussed above could affect adversely the economy of a developing market or a fund's investments in such a market. In Eastern
Europe, for example, upon the accession to power of Communist regimes in the past, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those of governments may remain unsettled. There can be no assurance that any investments that a fund might make in such emerging markets would not be expropriated, nationalized or otherwise confiscated at some time in the future. In such an event, the fund could lose its entire investment in the market involved. Moreover, changes in the leadership or policies of such markets could halt the expansion or reverse the liberalization of foreign investment policies now occurring in certain of these markets and adversely affect existing investment opportunities.

Many of a fund's investments in the securities of emerging markets may be unrated or rated below investment grade. Securities rated below investment grade (and comparable unrated securities) are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business, financial, economic, or political conditions.

Restrictions on Foreign Investment.   Some countries
prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a fund. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms than securities of the company available for purchase by nationals or limit the repatriation of funds for a period of time.

A number of countries, such as South Korea, Taiwan and Thailand, have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. In accordance with the 1940 Act, each fund may invest up to 10% of its total assets in securities of closed-end investment companies. This restriction on investments in securities of closed-end investment companies may limit opportunities for a fund to invest indirectly in certain smaller capital markets. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values. If a fund acquires shares in closed-end investment companies, shareholders would bear both their proportionate share of expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies.

In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or the companies with the most actively traded securities. Also, the 1940 Act restricts a fund's investments in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from "securities related activities," as defined by the rules thereunder. These provisions may also restrict the fund's investments in certain foreign banks and other financial institutions.

Smaller capital markets, while often growing in trading volume, have substantially less volume than U.S.
markets, and securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable U.S. companies.
Brokerage commissions, custodial services, and other costs relating to investment in smaller capital markets are generally more expensive than in the United States.
Such markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller capital markets, which may result in the fund incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement could result in temporary periods when assets of a fund are uninvested and no return is earned thereon. The inability of a fund to make intended security purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to a fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Generally, there is less government supervision and regulation of exchanges, brokers and issuers in countries having smaller capital markets than there is in the United States.

Derivative Instruments. In accordance with its investment policies, each fund may invest in certain derivative instruments which are securities or contracts that provide for payments based on or "derived" from the performance of an underlying asset, index or other economic benchmark. Essentially, a derivative instrument is a financial arrangement or a contract between two parties (and not a true security like a stock or a bond). Transactions in derivative instruments can be, but are not necessarily, riskier than investments in conventional stocks, bonds and money market instruments. A derivative instrument is more accurately viewed as a way of reallocating risk among different parties or substituting one type of risk for another. Every investment by a fund, including an investment in conventional securities, reflects an implicit prediction about future changes in the value of that investment. Every fund investment also involves a risk that the portfolio manager's expectations will be wrong. Transactions in derivative instruments often enable a fund to take investment positions that more precisely reflect the portfolio manager's expectations concerning the future performance of the various investments available to the fund. Derivative instruments can be a legitimate and often cost-effective method of accomplishing the same investment goals as could be achieved through other investment in conventional securities.

Derivative contracts include options, futures contracts, forward contracts, forward commitment and when-issued securities transactions, forward foreign currency exchange contracts and interest rate, mortgage and currency swaps. The following are the principal risks associated with derivative instruments.

Market risk: The instrument will decline in value or that an alternative investment would have appreciated more, but this is no different from the risk of investing in conventional securities.

Leverage and associated price volatility: Leverage causes increased volatility in the price and magnifies the impact of adverse market changes, but this risk may be consistent with the investment objective of even a conservative fund in order to achieve an average portfolio volatility that is within the expected range for that type of fund.

Credit risk: The issuer of the instrument may default on its obligation to pay interest and principal.

Liquidity and valuation risk: Many derivative instruments are traded in institutional markets rather than on an exchange. Nevertheless, many derivative instruments are actively traded and can be priced with as much accuracy as conventional securities.
Derivative instruments that are custom designed to meet the specialized investment needs of a relatively narrow group of institutional investors such as the funds are not readily marketable and are subject to a fund's restrictions on illiquid investments.

Correlation risk: There may be imperfect correlation between the price of the derivative and the underlying asset. For example, there may be price disparities between the trading markets for the derivative contract and the underlying asset.

Each derivative instrument purchased for a fund's portfolio is reviewed and analyzed by the fund's portfolio manager to assess the risk and reward of each such instrument in relation the fund's portfolio investment strategy. The decision to invest in derivative instruments or conventional securities is made by measuring the respective instrument's ability to provide value to the fund and its shareholders.

Special Risks of Using Futures Contracts. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

At best, the correlation between changes in prices of Futures Contracts and of the securities or currencies being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for debt securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard
Futures Contracts available for trading, with respect to interest rate levels, maturities, and creditworthiness of issuers. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage.
As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor.
For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures
Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures
Contract may result in losses in excess of the amount invested in the Futures Contract. A fund, however, would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline. Where a fund enters into Futures transactions for non-hedging purposes, it will be subject to greater risks and could sustain losses which are not offset by gains on other fund assets.

Furthermore, in the case of a Futures Contract purchase, in order to be certain that each fund has sufficient assets to satisfy its obligations under a Futures Contract, the fund segregates and commits to back the Futures Contract with an amount of cash and liquid securities equal in value to the current value of the underlying instrument less the margin deposit.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses.

Economic and Monetary Union (EMU).  EMU began on
January 1, 1999 when 11 European countries adopted a single currency -- the Euro. EMU may create new economic opportunities for investors, such as lower interest rates, easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition. Budgetary decisions remain in the hands of each participating country, but are subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European
Central Bank is responsible for setting the official interest rate within the Euro zone. EMU and the introduction of the Euro, however, present unique risks and uncertainties for investors in EMU-participating countries, including: (i) monetary and economic union on this scale has never before been attempted; (ii) there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions; (iii) instability within EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the funds' portfolios; (iv) there is uncertainty concerning the fluctuation of the Euro relative to non-Euro currencies during the transition period from January 1, 1999 to December 31, 2000, and beyond; and (v) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge over time. These and other factors may cause market disruption and could adversely affect European securities and currencies held by the funds.

INVESTMENT RESTRICTIONS

The Company has adopted the following restrictions and fundamental policies that cannot be changed without approval by a "vote of a majority of the outstanding voting securities" of each fund affected by the change as defined in the 1940 Act and Rule 18f-2 thereunder
(see "Voting").

Without the approval of a majority of its outstanding voting securities, the Global Government Bond Portfolio may not:

1.		Change its subclassification as an open-end
fund.;

2.		Change its subclassification as a non-
diversified company;

3.		Invest more than 25% of its total assets in
securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S.
government (including its agencies and
instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

4.		Purchase or sell real estate, real estate
mortgages, commodities or commodity
contracts, but this restriction shall not prevent the fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts
(including options on currencies to the
extent consistent with the fund's'
investment objective and policies); or (d) investing in real estate investment trust securities.

5.		Borrow money, except that (a) the fund may
borrow from banks for temporary or
emergency (not leveraging) purposes,
including the meeting of redemption
requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) is derived from such transactions.

6.		Issue senior securities.

7.		Make loans.  This restriction does not
apply to: (a) the purchase of debt
obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements;
and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

8.		Engage in the business of underwriting
securities issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

9.		Enter into a Futures Contract or a
commodity option other than for bona fide hedging purposes and, if, as a result thereof, more than 5% of the fund's total assets (taken at market value at the time of entering into the contract or commodity option) would be committed to initial margin on futures contracts and premiums on commodity options all within the meaning of Regulation 4.5 of the CFTC.

In addition, the following policies have also been adopted by the Global Government Bond Portfolio but are not fundamental and accordingly may be changed by approval of the Board of Directors. The fund may not:

1.		Purchase any securities on margin (except
for such short-term credits as are
necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

2.		Have more than 15% of its total assets at
any time invested in or subject to puts, calls or combinations thereof.

3.		Invest in companies for the purpose of
exercising control or management.

4.		Purchase or otherwise acquire any security
if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

5.		Invest in securities of another investment
company except as permitted by Section
12(d)(1)(a) of the 1940 Act, or as part of a merger, consolidation, or acquisition.

6.		Invest in securities of an issuer if the
investment would cause the fund to own more than 10% of any class of securities of any one issuer.

7.		Purchase oil, gas or other mineral leases,
rights or royalty contracts or exploration or development programs, except that the fund may invest in, or sponsor such programs.

8.		Invest more than 5% of its total assets in
securities of companies having, together with their predecessors, a record of less than three years of continuous operation.

Without the approval of a majority of its outstanding voting securities, the International Equity Portfolio, the Pacific Portfolio, the European Portfolio, the
International Balanced Portfolio and the Emerging
Markets Portfolio each may not:

1.		With respect to each of the European
Portfolio, the International Equity
Portfolio and the Pacific Portfolio, invest in a manner that would cause it to fail to be a "diversified company" under the 1940
Act and the rules, regulations and orders thereunder.

2.		With respect to each of the Emerging
Markets Portfolio and the International
Balanced Portfolio, deviate from its
subclassification as a non-diversified
company.

3.		Invest more than 25% of its total assets in
securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S.
government (including its agencies and
instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

4.		Purchase or sell real estate, real estate
mortgages, commodities or commodity
contracts, but this restriction shall not prevent the fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts
(including options on currencies to the
extent consistent with the funds'
investment objective and policies); or (d) investing in real estate investment trust securities.

5.		With respect to each of the Emerging
Markets Portfolio and the European
Portfolio, borrow money, except that (a) the fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

6.		With respect to each of the International
Balanced Portfolio, the International
Equity Portfolio and the Pacific Portfolio, borrow money, except that (a) the Portfolio may borrow from banks under certain circumstances where the fund's Manager reasonably believes that (i) the cost of borrowing and related expenses will be exceeded by the fund's return from investments of the proceeds of the borrowing in portfolio securities, or (ii) the meeting of redemption requests might otherwise require the untimely disposition of securities, in an amount not exceeding
33 1/3% of the value of the fund's total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques.

7.		Make loans.  This restriction does not
apply to: (a) the purchase of debt
obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements;
and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

8.		Engage in the business of underwriting
securities issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

9.		Issue "senior securities".

In addition, the following policies have also been adopted by the European Portfolio, the Emerging Markets
Portfolio, the International Balanced Portfolio, the
International Equity Portfolio and the Pacific
Portfolio, but are not fundamental and accordingly may be changed by approval of the Board of Directors. The funds may not:

1.		Purchase any securities on margin (except
for such short-term credits as are
necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

2.		Purchase interests in oil, gas and/or
mineral exploration or development programs
(including mineral leases), except for
purchases of currencies and futures and
options and other related contracts as
described in the Prospectus from time to time and except for the purchase of marketable securities issued by companies that have such interests.

3.		Purchase securities of any other registered
investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets;
provided, however, that each of the funds may also purchase shares of other investment companies pursuant to Section
12(d)(1)(A) of the 1940 Act.

4.		Make investments in securities for the
purpose of exercising control over or
managing the issuer.

5.		Purchase securities of any issuer
(including any predecessor) which has been in operation for less than three years if immediately after such purchase more than 5% of the value of the total assets of the fund would be invested in such securities.

6.		Purchase or otherwise acquire any security
if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

ADDITIONAL TAX INFORMATION

The following is a summary of the material federal tax considerations affecting a fund of the Company. In addition to the considerations described below there may be other federal, state, local or foreign tax applications to consider. Because taxes are a complex matter, prospective shareholders are urged to consult their tax advisors for more detailed information with respect to the tax consequences of any investment.

General

Each fund intends to qualify, as it has in prior years, under Subchapter M of the Internal Revenue Code of
1986, as amended (the "Code"), for tax treatment as a separate regulated investment company so long as such qualification is in the best interest of its shareholders. In each taxable year that each fund qualifies, each fund will pay no federal income tax on its net investment income and net short-term and long-term capital gains that are distributed to shareholders in compliance with the Code's timing and other requirements.

To so qualify, a fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, proceeds from loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, Futures and forward contracts) derived from its business of investing in stock, securities or currency; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, the following two conditions are met: (a) at least 50% of the market value of the fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and not more than 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of the fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or two or more issuers controlled by the fund and engaged in the same, similar or related trades or businesses.
The diversification requirements described above may limit the fund's ability to engage in hedging transactions by writing or buying options or by entering into Futures or forward contracts.

Foreign currency gains that are not directly related to a fund's principal business of investing in stock or securities, or options or forward contracts thereon, might be excluded by regulations from income that counts toward the 90% gross income requirement described above.

As a regulated investment company, each fund will not be subject to U.S. federal income tax on net investment income and net short-term and long-term capital gains distributed to shareholders if, as is intended, the fund distributes at least 90% of its net ordinary income and any excess of its net short-term capital gain over its net long-term capital loss to the fund's shareholders for each taxable year of the fund.

Each fund, however, will generally be subject to a nondeductible federal excise tax of 4% to the extent that it does not meet certain minimum distribution requirements as of the end of each calendar year. Each fund intends to make timely distributions of its income
(including any net capital gains) in compliance with these requirements. As a result, it is anticipated that each fund will not be subject to the excise tax.

For federal income tax purposes, dividends declared by each fund in October, November or December as of a record date in such month and which are actually paid in January of the following year will be treated as if they were paid on December 31. These dividends will be taxable to shareholders in the year declared, and not in the year in which shareholders actually receive the dividend.

If a fund purchases shares in certain foreign investment entities, referred to as "passive foreign investment companies," the fund itself may be subject to U.S. federal income tax and an additional charge in the nature of interest on a portion of any "excess distribution" from such company or gain from the disposition of such shares, even if the distribution or gain is distributed by the fund to its shareholders in a manner that satisfies the requirements described above. If the fund were able and elected to treat a passive foreign investment company as a "qualified electing fund," in lieu of the treatment described above, the fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements described above, the fund's pro rata share of the ordinary earnings and net capital gains of the company, whether or not actually received by the fund. The funds generally should be able to make an alternative election to mark these investments to market annually, resulting in the recognition of ordinary income (rather than capital gain) or ordinary loss, subject to limitations on the ability to use any such loss.

A fund may be required to treat amounts as taxable income or gain, subject to the distribution requirements referred to above, even though no corresponding amounts of cash are received concurrently, as a result of (1) mark to market, constructive sale or other rules applicable to passive foreign investment companies or partnerships in which the fund invests or to certain options, futures, forward contracts, or "appreciated financial positions" or (2) the inability to obtain cash distributions or other amounts due to currency controls or restrictions on repatriation imposed by a foreign country with respect to the fund's investments in issuers in such country or (3) tax rules applicable to debt obligations acquired with "original issue discount," including zero-coupon or deferred payment bonds and pay-in-kind debt obligations, or to market discount if an election is made with respect to such market discount. The fund may therefore be required to obtain cash to be used to satisfy these distribution requirements by selling portfolio securities at times that it might not otherwise be desirable to do so or borrowing the necessary cash, thereby incurring interest expenses.

Income (including, in some cases, capital gains) received by a fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the rate of foreign tax in advance since the amount of the fund's assets to be invested in various countries is not known. Such foreign taxes would reduce the income of the fund distributed to shareholders.

If, at the end of a fund's taxable year, more than 50% of the value of that fund's total assets consist of stock or securities of foreign corporations, the fund may make an election pursuant to which qualified foreign income taxes paid by it will be treated as paid directly by its shareholders. A fund will make this election only if it deems the election to be in the best interests of shareholders, and will notify shareholders in writing each year if it makes the election and the amount of foreign taxes to be treated as paid by the shareholders. If a fund makes such an election, the amount of such qualified foreign taxes would be included in the income of shareholders, and a shareholder other than a foreign corporation or non-resident alien individual could claim either a credit, provided that certain holding period requirements are satisfied, or, provided the shareholder itemizes deductions, a deduction for U.S. federal income tax purposes for such foreign taxes. Tax-exempt shareholders generally will not be able to use any credit or deduction. Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to the limitation that the credit may not exceed the shareholders' U.S. tax (determined without regard to the availability of the credit) attributable to their total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by the fund from its foreign source ordinary income will be treated as foreign source income. The fund's gains and losses from the sale of securities and from certain foreign currency gains and losses will generally be treated as derived from U.S.
sources.

The limitation on the foreign tax credit is applied separately to foreign source ''passive income,'' such as the portion of dividends received from the fund that qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate share of the qualified foreign income taxes paid by a fund.

Prior to investing in shares of the fund, investors should consult with their tax advisors concerning the federal, state and local tax consequences of such an investment.

Distributions

If the net asset value of shares of a fund is reduced below a shareholder's cost as a result of distribution by the fund, such distribution will be taxable even though it represents a return of invested capital.

Dividends from net investment income and distributions of realized short-term capital gains, whether paid in cash or automatically invested in additional shares of the fund, are taxable to shareholders as ordinary income. The funds' dividends will not qualify for the dividends received deduction for corporations.
Dividends and distributions by the funds may also be subject to state and local taxes. Distributions out of net long-term capital gains (i.e., net long-term capital gain in excess of net short-term capital loss) are taxable to shareholders as long-term capital gains.
Information as to the tax status of dividends paid or deemed paid in each calendar year will be mailed to shareholders as early in the succeeding year as practical but not later than January 31.

The Company is required to withhold and remit to the U.S. Treasury 31% of dividends, distributions and redemption proceeds to shareholders who fail to provide a correct taxpayer identification number (the Social
Security number in the case of an individual) or to make the required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding and who are not otherwise exempt. The 31% withholding tax is not an additional tax, but is creditable against a shareholder's federal income tax liability. Distributions to nonresident aliens and foreign entities may also be subject to other withholding taxes.

Redemption of Shares

Any gain or loss realized on the redemption or exchange of fund shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss, provided in each case that the transaction is properly treated as a sale rather than a dividend for tax purposes.

However, any loss realized by such a shareholder upon the redemption or exchange of fund shares held six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. Additionally, any loss realized on a redemption or exchange of fund shares will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after such disposition, such as pursuant to reinvestment of dividends in fund shares.

In determining gain or loss, a shareholder who redeems or exchanges shares in a fund within 90 days of the acquisition of such shares will not be entitled to include in tax basis the sales charges incurred in acquiring such shares to the extent of any subsequent reduction in sales charges due to any reinvestment right for investing in the same fund or a different fund, such as pursuant to the rights discussed in ''Exchange Privilege.''


IRA AND OTHER PROTOTYPE RETIREMENT PLANS

Copies of the following plans with custody or trust agreements have been approved by the Internal Revenue
Service and are available from the Company or Salomon
Smith Barney; investors should consult with their own tax or retirement planning advisors prior to the establishment of a plan.

IRA, Rollover IRA and Simplified Employee Pension - IRA

The Small Business Job Protection Act of 1996 changed the eligibility requirements for participants in Individual Retirement Accounts ("IRAs"). Under these new provisions, if you or your spouse have earned income, each of you may establish an IRA and make maximum annual contributions equal to the lesser of earned income or $2,000. As a result of this legislation, married couples where one spouse is non-working may now contribute a total of $4,000 annually to their IRAs.

The Taxpayer Relief Act of 1997 has changed the requirements for determining whether or not you are eligible to make a deductible IRA contribution. Under the new rules effective beginning January 1, 1998, if you are considered an active participant in an employer-sponsored retirement plan, you may still be eligible for a full or partial deduction depending upon your combined adjusted gross income ("AGI"). For married couples filing jointly for 1998, a full deduction is permitted if your combined AGI is $50,000 or less ($30,000 for unmarried individuals); a partial deduction will be allowed when AGI is between $50,000-
$60,000 ($30,000-$40,000 for an unmarried individual);
and no deduction when AGI is above $60,000 ($40,000 for an unmarried individual). However, if you are married and your spouse is covered by an employer-sponsored retirement plan, but you are not, you will be eligible for a full deduction if your combined AGI is $150,000 or less. A partial deduction is permitted if your combined AGI is between $150,000-$160,000 and no deduction is permitted after $160,000.

The rules applicable to so-called "Roth IRAs" differ from those described above.

A Rollover IRA is available to defer taxes on lump sum payments and other qualifying rollover amounts (no maximum) received from another retirement plan.

An employer who has established a Simplified Employee
Pension - IRA ("SEP-IRA") on behalf of eligible employees may make a maximum annual contribution to each participant's account of 15% (up to $25,500) of each participant's compensation. Compensation is capped at $170,000 for 1999.

Paired Defined Contribution Prototype

Corporations (including Subchapter S corporations) and non-corporate entities may purchase shares of the Company through the Salomon Smith Barney Prototype
Paired Defined Contribution Plan (the "Prototype").
The Prototype permits adoption of profit-sharing provisions, money purchase pension provisions, or both, to provide benefits for eligible employees and their beneficiaries. The Prototype provides for a maximum annual tax deductible contribution on behalf of each Participant of up to 25% of compensation, but not to exceed $30,000 (provided that a money purchase pension plan or both a profit-sharing plan and a money purchase pension plan are adopted thereunder).


PERFORMANCE INFORMATION

From time to time the Company may advertise a fund's total return, average annual total return and yield in advertisements. The Company may also quote the funds' total that eliminates the sales charge or the initial investment. In addition, in other types of sales literature the Company may include a fund's current dividend return. These figures are based on historical earnings and are not intended to indicate future performance. The total returns below show what an investment in the fund would have earned over a specified period of time (one, five or ten years or since inception) assuming the payment of the maximum sales load when the investment was first made and that all distributions and dividends by the fund were invested on the reinvestment dates during the period, less all recurring fees. The average annual total return is derived from this total return, which provides the ending redeemable value. The following chart reflects the financial performance of the funds through the period ended October 31, 1999 for the one, and five year periods and since inception:

Total Returns




5 Year


Since
Incepti
on

Since

Name of Fund

Clas
s

1 Year
Average
Annual
5 Year
Cumulativ
e
Average
Annual
Inception
Cumulative







International
Equity1






Inception: 11-22-91
A
24.65%
6.75%
38.63%
11.48%*
343.49%*
Inception: 11-7-94
B
25.13%
N/A
N/A
7.35%
42.41%
Inception: 1-4-93
L
27.86%
6.77%
38.77%
11.5%
110.2%
Inception: 6-16-94
Y
31.7%
8.23%
48.51%
8.91%
58.28%
Inception: 11-7-94
Z
31.68%
N/A
N/A
8.73%
51.76%







Global Government
Bond






Inception: 7-22-91
A
(6.05)%
6.21%
35.15%
6.92%
74.04%
Inception: 11-18-94
B
(6.34)%
N/A
N/A
6.56%
36.99%
Inception: 1-4-93
L
(4.02)%
6.37
36.16%
6.5%
53.66%
Inception: 2-19-93
Y
(1.28)%
7.29%
42.16%
7.06%
57.95%







International
Balanced**






Inception: 8-25-94
A
3.73%
6.82%
39.06
6.9%
41.37%
Inception: 11-7-94
B
3.68%
N/A
N/A
7.20%
41.39%
Inception: 8-25-94
L
6.06%
6.81%
39.03
6.86%
41.09%







Pacific**






Inception: 2-7-94
A
66.67%
(2.8)%
(8.67)%
(1.89)%
(5.60)%
Inception: 11-7-94
B
68.73%
N/A
N/A
(2.4)%
(11.42)%
Inception: 2-11-94
L
71.06%
(2.8)%
(13.24)%
(1.97)%
(10.77)%







European**






Inception: 2-7-94
A
12.14%
13.29%
86.59%
12.08%
92.26%
Inception: 11-7-94
B
12.10%
N/A
N/A
13.98%
91.95%
Inception: 2-14-94
L
14.97%
13.41%
87.60%
12.18%
92.80%







Emerging Markets






Inception: 5-12-95
A
22.03%
N/A
N/A
(7.22)%
(28.50)%
Inception: 5-12-95
B
22.3%
N/A
N/A
(7.09)%
(28.06)%
Inception 5-12-95
L
25.05%
N/A/
N/A
(7.11)%
(28.14)%
Inception: 5-12-95
Y
29.00%
N/A
N/A
(16.05)
%
(25.00)%







1 The International Equity Portfolio's performance record includes the performance of the Fenimore
International Fund through November 22, 1991. The shareholders of the Fenimore International Fund approved a reorganization with the fund at their October 31, 1991 shareholder's meeting. As a result, all shares of the Fenimore International Fund were exchanged at the close of business on November 22, 1991 for shares of the fund. Prior to November 22, 1991 the fund had not made an offering of its shares.
*These numbers represent the financial performance for the ten-year period ended October 31, 1999.
**No Y shares outstanding.
The total returns below show what an investment in the fund would have earned over a specified period of time
(one, five or ten years or since inception) without assuming the payment of the maximum sales load when the investment was first made and that all distributions and dividends by the fund were invested on the reinvestment dates during the period, less all recurring fees. The following chart reflects the financial performance of the funds through the period ended October 31, 1999 for the one, and five year periods and since inception:
Total Returns




5 Year


Since
Incepti
on

Since

Name of Fund

Clas
s

1 Year
Average
Annual
5 Year
Cumulativ
e
Average
Annual
Inception
Cumulative







International
Equity1






Inception: 11-22-91
A
31.19%
7.85%
45.93%
11.89%*
205.67%*
Inception: 11-7-94
B
30.13%
N/A
N/A
7.50%
43.41%
Inception: 1-4-93
L
30.17%
6.99%
40.19%
11.66%
112.25%
Inception: 6-16-94
Y
31.70%
8.23
48.51%
8.91%
58.28%
Inception: 11-7-94
Z
31.68%
N/A
N/A
8.73%
51.76%







Global Government
Bond






Inception: 7-22-91
A
(1.62)%
7.19%
41.51%
7.52%
82.31%
Inception: 11-18-94
B
(2.11)%
N/A
N/A
6.71%
37.95%
Inception: 1-4-93
L
(2.11)%
6.58%
37.56%
6.65%
55.22%
Inception: 2-19-93
Y
(1.28)%
7.29%
42.16%
7.60%
57.95%







International
Balanced**






Inception: 8-25-94
A
9.16%
7.92%
46.36%
7.96%
48.80%
Inception: 11-7-94
B
8.42%
N/A
N/A
7.35%
42.39%
Inception: 8-25-94
L
8.07%
7.02%
40.40%
7.07%%
42.51%







Pacific**






Inception: 2-7-94
A
75.33%
(1.80)%
(8.67)5
(1.00)%
(5.60)%
Inception: 11-7-94
B
73.73%
N/A
N/A
(2.21)%
(10.52)%
Inception: 2-11-94
L
73.92%
(2.61)%
(12.36)%
(1.79)%
(9.84)%







European**






Inception: 2-7-94
A
18.02%
14.46%
96.44%
13.09%
102.41%
Inception: 11-7-94
B
17.10%
N/A
N/A
14.10%
92.95%
Inception: 2-14-94
L
17.14%
13.64%
89.50%
12.38%
94.81%







Emerging Markets






Inception: 5-12-95
A
28.45%
N/A
N/A
(6.15)%
(24.75)%
Inception: 5-12-95
B

27.30%
N/A
N/A
(6.88)%
(27.33)%
Inception: 5-12-95
L

27.34%
N/A
N/A
(6.91)%
(27.42)%
Inception  11-16-94
Y

29.00%
N/A
N/A
(16.05)
%
(25.00)%


1 The International Equity Portfolio's performance record includes the performance of the Fenimore
International Fund through November 22, 1991. The shareholders of the Fenimore International Fund approved a reorganization with the fund at their October 31, 1991 shareholder's meeting. As a result, all shares of the Fenimore International Fund were exchanged at the close of business on November 22, 1991 for shares of the fund. Prior to November 22, 1991 the fund had not made an offering of its shares.

*These numbers represent the financial performance for the ten-year period ended October 31, 1999.
**There are no Y shares outstanding.

Note that, (i) prior to June 12, 1998, Class L shares were called Class C shares; (ii) prior to November 7, 1994, Class C shares were called Class B shares; and
(iii) prior to November 7, 1994, Class Y shares of
Global Government Bond Portfolio were called Class C shares. Note further, that effective October 3, 1994, with respect to the International Equity, International
Balanced, European and Pacific Portfolios, Class C shares of each such fund were reclassified as additional Class A shares.

The Global Government Bond Portfolio's yield is computed by dividing the net investment income per share earned during a specified thirty day period by the maximum offering price per share on the last day of such period and analyzing the result. For purposes of the yield calculation, interest income is determined based on a yield to maturity percentage for each long-term debt obligation in the portfolio; income on short-term obligations is based on current payment rate. For the 30-day period ended October 31, 1999, the portfolio's Class A share, Class B share, Class L share and Class Y share yields were 4.95%, 4.63%, 4.67% and 5.57%, respectively.

The Company calculates current dividend return for each fund by dividing the dividends from investment income declared during the most recent twelve months by the net asset value or the maximum public offering price
(including sales charge) on the last day of the period for which current dividend return is presented. From time to time, the Company may include the fund's current dividend return in information furnished to present or prospective shareholders and in advertisements.

Each fund's current dividend return may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses.
These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing the fund's current dividend return to yields published for other investment companies and other investment vehicles. Current dividend return should also be considered relative to changes in the value of the fund's shares and to the risks associated with the fund's investment objective and policies. For example, in comparing current dividend returns with those offered by Certificates of Deposit ("CDs"), it should be noted that CDs are insured (up to $100,000) and offer a fixed rate of return.

Standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account.

Performance information may be useful in evaluating a fund and for providing a basis for comparison with other financial alternatives. Since the performance of the fund changes in response to fluctuations in market conditions, interest rates and fund expenses, no performance quotation should be considered a representation as to the fund's performance for any future period.

A fund may from time to time compare its investment results with the following:

(1)  Various Salomon Smith Barney World Bond
Indices and J.P. Morgan Global Bond Indices, which measure the total return performance of high-quality securities in major sectors of the worldwide bond markets.

(2)  The Lehman Brothers Government/Corporate
Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury
(excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage-backed securities), and all public, fixed-rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's Investors
Service ("Moody's") or BBB by Standard and Poor's
Ratings Group ("S&P"), or, in the case of nonrated bonds, BBB by Fitch Investors Service
(excluding Collateralized Mortgage Obligations), or other similar indices.

(3)  Average of Savings Accounts, which is a
measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings
Institutions). Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

(4) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

(5) Data and mutual fund rankings published or prepared by Lipper Analytical Services, Inc., which ranks mutual funds by overall performance, investment objectives and assets.

(6)  Ibbottson Associates International Bond
Index, which provides a detailed breakdown of local market and currency returns since 1960.

(7)  Standard & Poor's 500 Index ("S&P 500")
which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

(8) Salomon Smith Barney Broad Investment Grade
Bond Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-back fixed income securities.

(9)  Dow Jones Industrial Average which is a
price-weighted average of 30 actively traded stocks of highly reputable companies prepared by Dow Jones & Co.

(10)  Financial News Composite Index.

(11)  Morgan Stanley Capital International World
Indices, including, among others, the Morgan
Stanley Capital International Europe, Australia,
Far East Index ("EAFE Index"). The EAFE Index is an unmanaged index of more than 800 companies of Europe, Australia and the Far East.

(12) Data and comparative performance rankings published or prepared by CDA Investment
Technologies, Inc.

(13) Data and comparative performance rankings published or prepared by Wiesenberger Investment
Company Service.

Indices prepared by the research departments of such
financial organizations as Salomon Smith Barney, Inc.,
Merrill Lynch, Bear Stearns & Co., Inc., Morgan
Stanley, and Ibbottson Associates may be used, as well
as information provided by the Federal Reserve Board.
In addition, performance rankings and ratings reported
periodically in national financial publications,
including but not limited to Money Magazine, Forbes,
Business Week, The Wall Street Journal and Barron's may
also be used.   Each fund may also include comparative
performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc., Morningstar,
Inc. and other financial publications.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of each fund normally is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the fund's net assets attributable to each Class by the total number of shares of the Class outstanding. If the NYSE closes early, the fund accelerates the calculation of its net asset value to the actual closing time. The NYSE is closed for the following holidays: New Year's Day, Martin Luther King
Jr. Day, President's Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving Day and
Christmas Day.

Securities for which market quotations are readily available are valued at current market value or, in their absence, at fair value. Securities traded on an exchange are valued at last sales prices on the principal exchange on which each such security is traded, or if there were no sales on that exchange on the valuation date, the last quoted sale, up to the time of valuation, on the other exchanges. If instead there were no sales on the valuation date with respect to these securities, such securities are valued at the mean of the latest published closing bid and asked prices. Over-the-counter securities are valued at last sales price or, if there were no sales that day, at the mean between the bid and asked prices. Options, futures contracts and options thereon that are traded on exchanges are also valued at last sales prices as of the close of the principal exchange on which each is listed or if there were no such sales on the valuation date, the last quoted sale, up to the time of valuation, on the other exchanges. In the absence of any sales on the valuation date, valuation shall be the mean of the latest closing bid and asked prices.
Securities with a remaining maturity of 60 days or less are valued at amortized cost where the Board of Directors has determined that amortized cost is fair value. Premiums received on the sale of call options will be included in the fund's net assets, and current market value of such options sold by the fund will be subtracted from the fund's net assets. Any other investments of the fund, including restricted securities and listed securities for which there is a thin market or that trade infrequently (i.e., securities for which prices are not readily available), are valued at a fair value determined by the Board of Directors in good faith. This value generally is determined as the amount that the fund could reasonably expect to receive from an orderly disposition of these assets over a reasonable period of time but in no event more than seven days. The value of any security or commodity denominated in a currency other than U.S.
dollars will be converted into U.S. dollars at the prevailing market rate as determined by the Manager.

Securities for which market quotations are readily available are valued on the basis of the prices reflected on the tape received from an approved pricing service after the close of regular trading on the NYSE on each day the NYSE is open.

Foreign securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Accordingly, the determination of the net asset value of the fund may not take place contemporaneously with the determination of the prices of investments held by such fund. Events affecting the values of investments that occur between the time their prices are determined and 4:00 P.M. on each day that the NYSE is open will not be reflected in the fund's net asset value unless the Manager, under the supervision of the Company's Board of Directors, determines that the particular event would materially affect net asset value. As a result, a fund's net asset value may be significantly affected by such trading on days when a shareholder has no access to that fund.

PURCHASE OF SHARES

Sales Charge Alternatives

The following classes of shares are available for purchase. See the Prospectus for a discussion of factors to consider in selecting which Class of shares to purchase.

Class A Shares. Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:


Offering
Global Gov't
Price
 Bond
Portfolio
Offering Price
All Other Funds

Amount of
Investment

Sales Charge as %
of Offering Price

Sales Charge
as % of Amount
Invested

Sales Charge
as a %
Of Offering
Price

Sales Charge as
a %
Of Amount
Invested
Less than
$25,000
4.50%
4.71%
5.00%
5.26%
$ 25,000 -
49,999
4.00
4.17
4.00
4.17
50,000 -
99,999
3.50
3.63
3.50
3.63
100,000 -
249,999
2.50
2.56
3.00
3.09
250,000 -
499,999
1.50
1.52
2.00
2.04
500,000 and
over
-0-
-0-
*
*

*	Purchases of Class A shares of $500,000 or more
will be made at net asset value without any initial sales charge, but will be subject to a deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The deferred sales charge on Class A shares is payable to Salomon Smith Barney, which compensates Salomon
Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The deferred sales charge is waived in the same circumstances in which the deferred sales charge applicable to Class B and Class L shares is waived. See "Deferred Sales Charge
Alternatives" and "Waivers of Deferred Sales
Charge."

Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the fund as defined in the 1933 Act. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

Class B Shares. Class B shares are sold without an initial sales charge but are subject to a deferred sales charge payable upon certain redemptions. See
"Deferred Sales Charge Provisions" below.

Class L Shares. Class L shares are sold with an initial sales charge of 1.00% (which is equal to 1.01% of the amount invested) and are subject to a deferred sales charge payable upon certain redemptions. See
"Deferred Sales Charge Provisions" below.  Until June
22, 2001 purchases of Class L shares by investors who were holders of Class C shares of the fund or other
Smith Barney mutual funds on June 12, 1998 will not be subject to the 1% initial sales charge.

Class Y Shares. Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000 (except for purchases of Class Y shares (i) of the International Equity Portfolio, for which the minimum initial investment is $5,000,000 and (ii) by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount).

General

Investors may purchase shares from a Salomon Smith
Barney Financial Consultant or a broker that clears through Salomon Smith Barney ("Dealer Representative").
In addition, certain investors, including qualified retirement plans purchasing through certain Dealer
Representatives, may purchase shares directly from the fund. When purchasing shares of the fund, investors must specify whether the purchase is for Class A, Class
B, Class L or Class Y shares.  Salomon Smith Barney and
Dealer Representatives may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at PFPC Global
Fund Services. ("sub-transfer agent") are not subject to a maintenance fee.

Investors in Class A, Class B and Class L shares may open an account in the fund by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000.
Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(c) of the Code, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes in the fund is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment required for Class A, Class
B and Class L shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Citigroup Inc. ("Citigroup") and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a Unit
Investment Trust ("UIT") sponsored by Salomon Smith
Barney, and Directors/Trustees of any of the Smith
Barney Mutual Funds, and their spouses and children.
The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the sub-transfer agent. Share certificates are issued only upon a shareholder's written request to the sub-transfer agent.

Purchase orders received by the fund or a Salomon Smith
Barney Financial Consultant prior to the close of regular trading on the New York Stock Exchange
("NYSE"), on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day (the ''trade date''). Orders received by a Dealer Representative prior to the close of regular trading on the NYSE on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the fund or the fund's agent prior to its close of business. For shares purchased through Salomon Smith Barney or a Dealer Representative purchasing through Salomon Smith Barney, payment for shares of the fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic
Investment Plan.  Under the Systematic Investment Plan,
Salomon Smith Barney or the sub-transfer agent is authorized through preauthorized transfers of at least
$25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or sub-transfer agent. The
Systematic Investment Plan also authorizes Salomon
Smith Barney to apply cash held in the shareholder's
Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the fund or a Salomon
Smith Barney Financial Consultant or a Dealer
Representative.

Sales Charge Waivers and Reductions

Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i)
Board Members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise;
(c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney Financial
Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer,
(ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another Smith Barney Mutual
Fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Citigroup or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note:
subsequent investments will be subject to the applicable sales charge); (g) purchases by a separate account used to fund certain unregistered variable annuity contracts; (h) investments of distributions from or proceeds from a sale of a UIT sponsored by Salomon Smith Barney; (i) purchases by investors participating in a Salomon Smith Barney fee-based arrangement; and (j) purchases by Section 403(b) or
Section 401(a) or (k) accounts associated with Copeland
Retirement Programs. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

Right of Accumulation. Class A shares of the fund may be purchased by ''any person'' (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the fund and of most other Smith Barney Mutual Funds that are offered with a sales charge then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent - Class A Shares. A Letter of Intent for an amount of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the ''Amount of Investment'' as referred to in the preceding sales charge table includes (i) all Class A shares of the fund and other Smith Barney
Mutual Funds offered with a sales charge acquired during the term of the letter plus (ii) the value of all Class A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the options of the investor, up to 90 days before such date. Please contact a Salomon Smith
Barney Financial Consultant or the Transfer Agent to obtain a Letter of Intent application.

Letter of Intent - Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares
(except purchases of Class Y shares by Smith Barney
Concert Allocation Series Inc., for which there is no minimum purchase amount). For International Equity
Portfolio, investors must make an initial minimum purchase of $1,000,000 in Class Y shares of the fund and agree to purchase a total of $5,000,000 of Class Y of the fund within 6 months of the date of the Letter.
For all of the other funds, investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the fund and agree to purchase a total of $15,000,000 of Class Y shares of the fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, or $5 million is not made within 6 months for the International Equity Portfolio, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees
(including a service fee of 0.25%) and expenses applicable to the fund's Class A shares, which may include a deferred sales charge of 1.00%. Please contact a Salomon Smith Barney Financial Consultant or the Transfer Agent for further information.

Deferred Sales Charge Provisions

''Deferred Sales Charge Shares'' are: (a) Class B shares; (b) Class L shares; and (c) Class A shares that were purchased without an initial sales charge but are subject to a deferred sales charge. A deferred sales charge may be imposed on certain redemptions of these shares.

Any applicable deferred sales charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred Sales Charge Shares that are redeemed will not be subject to a deferred sales charge to the extent that the value of such shares represents: (a) capital appreciation of fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are Deferred Sales Charge Shares, shares redeemed more than 12 months after their purchase.

Class L shares and Class A shares that are Deferred
Sales Charge Shares are subject to a 1.00% deferred sales charge if redeemed within 12 months of purchase.
In circumstances in which the deferred sales charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney 401(k) Program, as described below. See ''Purchase of Shares-Smith Barney 401(k) and
ExecChoiceTM Programs.''



Deferred Sales Charge

Year Payment Was Made
Since Purchase
Global Government Bond
Portfolio
All other Funds



First
4.50%
5.00%
Second
4.00
4.00
Third
3.00
3.00
Fourth
2.00
2.00
Fifth
1.00
1.00
Sixth and thereafter
0.00
0.00


Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares
(Class B shares that were acquired through the reinvestment of dividends and distributions) owned by the shareholder as the total number of his or her Class
B shares converting at the time bears to the total number of outstanding Class B shares (other than Class
B Dividend Shares) owned by the shareholder.

In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that Deferred Sales Charge Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney
Mutual Funds, and fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any deferred sales charge will be paid to Salomon Smith Barney.

To provide an example, assume an investor purchased 100
Class B shares of the fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares of the fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The deferred sales charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

Waivers of Deferred Sales Charge

The deferred sales charge will be waived on: (a) exchanges (see ''Exchange Privilege''); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see ''Automatic
Cash Withdrawal Plan'') (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 591/2; (e) involuntary redemptions; and
(f) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith
Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

Deferred sales charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the Transfer Agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Smith Barney 401(k) and ExecChoiceTM Programs

Investors may be eligible to participate in the Smith
Barney 401(k) Program or the Smith Barney ExecChoiceTM
Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans participating (''Participating Plans'') in these programs.

The fund offers to Participating Plans Class A and
Class L shares as investment alternatives under the Smith Barney 401(k) and ExecChoiceTM Programs. Class A and Class L shares acquired through the Participating
Plans are subject to the same service and/or distribution fees as the Class A and Class L shares acquired by other investors; however, they are not subject to any initial sales charge or deferred sales charge. Once a Participating Plan has made an initial investment in the fund, all of its subsequent investments in the fund must be in the same Class of shares, except as otherwise described below.

Class A Shares. Class A shares of the fund are offered without any sales charge or deferred sales charge to any Participating Plan that purchases $1,000,000 or more of Class A shares of one or more funds of the Smith Barney Mutual Funds.

Class L Shares. Class L shares of the fund are offered without any sales charge or deferred sales charge to any Participating Plan that purchases less than $1,000,000 of Class L shares of one or more funds of the Smith Barney Mutual Funds.

401(k) and ExecChoiceTM Plans Opened On or After June
21, 1996. If, at the end of the fifth year after the date the Participating Plan enrolled in the Smith
Barney 401(k) Program or the Smith Barney ExecChoiceTM
Program, a Participating Plan's total Class L holdings in all non-money market Smith Barney Mutual Funds equal at least $1,000,000, the Participating Plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the fund. For
Participating Plans that were originally established through a Salomon Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened. Such
Participating Plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five-year exchange to Class A shares, a review of the Participating Plan's holdings will be performed each quarter until either the Participating Plan qualifies or the end of the eighth year.

401(k) Plans Opened Prior to June 21, 1996. In any year after the date a Participating Plan enrolled in the Smith Barney 401(k) Program, if a Participating
Plan's total Class L holdings in all non-money market
Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class L for Class A shares of the fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

Any Participating Plan in the Smith Barney 401(k) or the Smith Barney ExecChoiceTM Programs, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class L shares for Class A shares of the fund, regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith
Barney 401(k) Program. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class L shares of the fund, but instead may acquire Class A shares of the fund. Any Class L shares not converted will continue to be subject to the distribution fee.

Participating Plans wishing to acquire shares of the fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program must purchase such shares directly from the sub-transfer agent. For further information regarding these Programs, investors should contact a Salomon Smith Barney Financial
Consultant.

EXCHANGE PRIVILEGE

Shares of each Class of the fund may be exchanged for shares of the same Class of certain Smith Barney Mutual
Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class
A, Class B and Class L shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

Class B Exchanges. If a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher deferred sales charge than that imposed by the fund, the exchanged Class B shares will be subject to the higher applicable deferred sales charge. Upon an exchange, the new Class
B shares will be deemed to have been purchased on the same date as the Class B shares of the fund that have been exchanged.

Class L Exchanges. Upon an exchange, the new Class L shares will be deemed to have been purchased on the same date as the Class L shares of the fund that have been exchanged.

Class A and Class Y Exchanges. Class A and Class Y shareholders of the fund who wish to exchange all or a portion of their shares for shares of the respective
Class in any of the funds identified above may do so without imposition of any charge.

Additional Information Regarding the Exchange
Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the fund's performance and its shareholders. The manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the fund's other shareholders. In this event, the fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination, the fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the fund or (b) remain invested in the fund or exchange into any of the funds of the Smith Barney
Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

Certain shareholders may be able to exchange shares by telephone. See ''Redemption of Shares-Telephone
Redemptions and Exchange Program.'' Exchanges will be processed at the net asset value next determined.
Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. An exchange involves a taxable redemption of shares, subject to the tax treatment described in "Additional Tax Information" above, followed by a purchase of shares of a different fund.
Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

REDEMPTION OF SHARES

The fund is required to redeem the shares of the fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable deferred sales charge. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Transfer Agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith
Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to fifteen days or more.

Shares held by Salomon Smith Barney as custodian must be redeemed by submitting a written request to a Salomon Smith Barney Financial Consultant. Shares other than those held by Salomon Smith Barney as custodian may be redeemed through an investor's Financial
Consultant, Dealer Representative or by submitting a written request for redemption to:

Smith Barney World Funds, Inc./[name of fund]
Class A, B, L or Y (please specify)
c/o PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island 02940-9699

A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed,
(b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the sub-transfer agent together with the redemption request.
Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution, such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the Transfer Agent receives all required documents in proper form.

Automatic Cash Withdrawal Plan. The fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between Classes of a fund. Any applicable deferred sales charge will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the deferred sales charge at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7, 1994, any applicable deferred sales charge will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of the shareholder's shares subject to the deferred sales charge.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Salomon Smith Barney Financial Consultant or your Dealer Representative or the sub-transfer agent.

Telephone Redemption and Exchange Program.
Shareholders who do not have a brokerage account may be eligible to redeem and exchange shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact the Transfer
Agent at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee, that will be provided by the sub-transfer agent upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in a fund.)

Redemptions.   Redemption requests of up to $10,000 of
any class or classes of shares of a fund may be made by eligible shareholders by calling the sub-transfer agent at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 4:00 p.m. (Eastern time) on any day the NYSE is open. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new
Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling the sub-transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time) on any day on which the NYSE is open.

Additional Information Regarding Telephone Redemption
and Exchange Program.   Neither the fund  nor its
agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

DIVIDENDS AND DISTRIBUTIONS

Each fund except the Global Government Bond Portfolio and the International Balanced Portfolio declares and pays income dividends at least annually on its shares.
The Global Government Bond Portfolio declares and pays income dividends monthly and the International Balanced
Portfolio declares and pays income dividends quarterly.
Each fund makes annual distributions of capital gains, if any, on its shares. If a shareholder does not otherwise instruct, dividends and capital gain distributions will be reinvested automatically in additional shares of the same Class at net asset value, subject to no initial or deferred sales charges.

Income dividends and capital gain distributions that are invested are credited to shareholders' accounts in additional shares at the net asset value as of the close of business on the payment date. A shareholder may change the option at any time by notifying his or her Salomon Smith Barney Financial Consultant. Accounts held directly by the transfer agent should notify the transfer agent in writing at least five business days prior to the payment date to permit the change to be entered in the shareholder's account.

The per share dividends on Class B and Class L shares of fund may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class L shares. The per share dividends on Class A shares of a fund may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares.
Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class L and Class Y shares.

INVESTMENT MANAGEMENT AND OTHER SERVICES

Manager

SSB Citi Fund Management LLC (successor to SSBC Fund
Management Inc.) (the ''Manager'') serves as each fund's investment manager. The Manager is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc.
(''Holdings''). Holdings is a wholly owned subsidiary of Citigroup. The Manager was incorporated on March
12, 1968 under the laws of Delaware.  As of January 31,
2000 the Manager had aggregate assets under management of in excess of $127.4 billion. The Manager, Salomon
Smith Barney and Holdings are each located at 388
Greenwich Street, New York, New York 10013.  The term
''Smith Barney'' in the title of the Company and the funds has been adopted by permission of Salomon Smith
Barney and is subject to the right of Salomon Smith
Barney to elect that the Company stop using the term in any form or combination of its name.

The Manager manages the day-to-day operations of each fund pursuant to a management agreement entered into by the Company on behalf of the fund under which the Manager is responsible for furnishing or causing to be furnished to the fund advice and assistance with respect to the acquisition, holding or disposal of securities and recommendations with respect to other aspects and affairs of the fund and furnishes the fund with bookkeeping, accounting and administrative services, office space and equipment, and the services of the officers and employees of the Company. By written agreement the Research and other departments and staff of Salomon Smith Barney furnish the Manager with information, advice and assistance and are available for consultation on the fund, thus Salomon
Smith Barney may also be considered an investment adviser to the Company. Salomon Smith Barney's services are paid for by the Manager on the basis of direct and indirect costs to Salomon Smith Barney of performing such services; there is no charge to the Company for such services. For the services provided by the Manager, the management agreement provides that each fund will pay the Manager an annual fee calculated as a percentage of the fund's average daily net assets, paid monthly.

The Management Agreement for the Global Government Bond fund provides for an annual fee calculated at the rate of 0.75% of the fund's average daily net assets, paid monthly; each of the Management Agreements for the International Equity Portfolio, the Pacific Portfolio, the European Portfolio and the International Balanced
Portfolio provides for an annual fee calculated at the rate of 0.85% of the fund's average daily net assets, paid monthly; and the Management Agreement for the Emerging Markets Portfolio provides for an annual fee calculated at the rate of 1.00% of the fund's average daily net assets, paid monthly.

For the fiscal years 1997, 1998 and 1999 the management fees for each fund were as follows:

Fund
1997
1998
1999
International Equity
$11,766,569
$11,110,120
$10,291,301
Global Government
Bond
1,123,627
1,055,789
1,024,623
European
390,268
530,065
708,758
Pacific
79,628
50,789
58,938
International
Balanced
471,084
403,368
126,157
Emerging Markets
380,979
242,829
140,773


Each Management Agreement provides that all other
expenses not specifically assumed by the Manager under
the Management Agreement on behalf of the fund are
borne by the Company.  Expenses payable by the Company
include, but are not limited to, all charges of
custodians (including sums as custodian and sums for
keeping books and for rendering other services to the
Company) and shareholder servicing agents, expenses of
preparing, printing and distributing all prospectuses,
proxy material, reports and notices to shareholders,
all expenses of shareholders' and directors' meetings,
filing fees and expenses relating to the registration
and qualification of the Company's shares and the
Company under Federal or state securities laws and
maintaining such registrations and qualifications
(including the printing of the Company's registration
statements), fees of auditors and legal counsel, costs
of performing portfolio valuations, out-of-pocket
expenses of directors and fees of directors who are not
"interested persons" as defined in the Act, interest,
taxes and governmental fees, fees and commissions of
every kind, expenses of issue, repurchase or redemption
of shares, insurance expense, association membership
dues, all other costs incidental to the Company's
existence and extraordinary expenses such as litigation
and indemnification expenses.   Direct expenses are
charged to each fund; general corporate expenses are allocated on the basis of the relative net assets.

The Manager also acts as investment adviser to numerous
other open-end investment companies.  Salomon Smith
Barney also advises profit-sharing and pension
accounts.   Salomon Smith Barney and its affiliates may
in the future act as investment advisers for other accounts.

Code of Ethics. Pursuant to Rule 17j-1 of the 1940 Act, the funds, their investment advisers and principal underwriter have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the funds. All personnel must place the interest of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

Distributor.  CFBDS, Inc. ("CFBDS"), located at 20 Milk
Street, Boston, Massachusetts 02109-5408, serves as the
Company's distributor pursuant to a written agreement dated October 8, 1998 (the "Distribution Agreement") which was approved by the Company's Board of Directors, including a majority of the Independent Directors on July 13, 1998. Prior to the merger of Travelers Group
Inc. and Citicorp Inc. on October 8, 1998, Salomon
Smith Barney served as the fund's distributor.  Salomon
Smith Barney continues to sell the funds shares as part of the selling group.


Commissions on Class A Shares. For the 1997 fiscal year, the aggregate dollar amount of commissions on Class A shares, all of which was paid to Salomon Smith
Barney, is as follows:

Class A


Name of Fund
Fiscal Year
Ended 10/31/97

Global Government Bond
$11,000

International Equity
633,000

International Balanced
12,000

Emerging Markets
94,000

European
56,000

Pacific
9,000


For the period November 1, 1997 through October 7, 1998
, for the period October 8, 1998 through October 31,
1998 and for the fiscal year ended October 31, 1999 the aggregate dollar amounts of commissions on Class A shares, are as follows:


Class A

Name of Fund
11/01/97
through
10/07/98*
10/08/98
through
10/31/98**
11/01/98
through
11/01/99***

Global Government Bond
$15,000
$1,000
$7,000

International Equity
467,000
51,000
646,000

International Balanced
4,000
0
14,000

Emerging Markets
15,000
0
6,0000

European
213,000
29,000
181,000

Pacific
35,000
0
11,000


*The entire amount was paid to Salomon Smith Barney.
**  The following amounts were paid to Salomon Smith
Barney:  $900, $45,900, $0, $0, $26,100 and $0,
respectively. The remainder was paid to CFBDS.
***The following amounts were paid to Salomon Smith
Barney:  $6,300, $581,400, $12,600, $5,400, $162,000
and $9,990.
Commissions on Class L Shares.  For the period June 12,
1998 through October 7, 1998, for the period October 8,
1998 through October 31, 1998 and for the fiscal year ended October 31, 1999, the aggregate dollar amounts of commission on Class L shares are as follows:



Class L
(On June 12, 1998, Class C shares were
renamed Class L Shares)

Name of Fund

06/12/98
through
10/07/98*
10/08/98
through
10/31/98**
11/01/98
through
10/31/99***
Global Government Bond

$0
$0
$0
International Equity

25,000
1,000
67,000
International Balanced

0
0
0
Emerging Markets

0
0
3,000
European

61,000
1,000
33,000
Pacific

0
0
7,0000

*    The entire amount was paid to Salomon Smith
Barney.
** The following amounts were paid to Salomon Smith
Barney:  $0, $900, $0, $0, $900, and $0,
respectively. The remainder was paid to CFBDS.
***The following amounts were paid to Salomon Smith
Barney:  $0, $60,300, $0, $2,700, $29,700 and $6,300.
The remainder was paid to CFBDS

Deferred Sales Charges on Class A, B and L Shares For the 1997, 1998 and 1999 fiscal years, the following deferred sales charges were paid to Salomon Smith
Barney on redemptions of the funds' shares:


Class A

Name of Fund
Fiscal Year
Ended 10/31/97
Fiscal Year
Ended 10/31/98
Fiscal Year
Ended 10/31/99
Global Government Bond
$0
$0
$0
International Equity
2,000
$5,000
10,000
International Balanced
0
0
5,000
Emerging Markets
0
0
1,000
European
0
7,0000
1,000
Pacific
0
1,000
0


Class B

Name of Fund
Fiscal Year
Ended 10/31/97
Fiscal Year
Ended 10/31/98
Fiscal Year
Ended 10/31/99
Global Government Bond
$41,000
$16,000
$8,000
International Equity
608,000
568,000
384,000
International Balanced
17,000
14,000
11,000
Emerging Markets
61,000
72,000
31,000
European
36,000
259,000
106,000
Pacific
12,000
25,000
24,000


Class L
(On June 12,1998, Class C shares were
renamed Class L Shares)

Name of Fund
Fiscal Year
Ended 10/31/97
Fiscal Year
Ended 10/31/98
Fiscal Year
Ended 10/31/99
Global Government Bond
$0
$0
$0
International Equity
15,000
11,000
19,000
International Balanced
0
0
0
Emerging Markets
0
1,0000
0
European
1,000
8,000
6,000
Pacific
1,000
0
0


Distribution Arrangements.  To compensate Salomon Smith
Barney for the service it provides and for the expenses it bears, each fund has adopted a plan of distribution
(the "Plan") pursuant to Rule 12b-1 under the 1940 Act.
Under the Plan, each fund pays Salomon Smith Barney a service, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the fund's average daily net assets attributable to the Class A, Class B and Class L shares. The service fee is primarily used to pay Salomon Smith Barney Financial
Consultants for servicing shareholder accounts. In addition, each fund pays Salomon Smith Barney a distribution fee with respect to Class B and Class L to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Salomon Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Salomon
Smith Barney associated with the sale of fund shares, including lease, utility, communications and sales promotion expenses. For the Global Government Bond
Portfolio the Class B and Class L distribution fee is calculated at the annual rate of 0.50% and 0.45% of the value of the fund's average daily net assets attributable to the shares of the respective Class.
For each of the other funds, the Class B and Class L distribution fee is calculated at the annual rate of 0.75% of the value of such fund's average net assets attributable to the shares of the respective Class.

Payments under each Plan are not tied exclusively to the distribution and shareholder services expenses actually incurred by Salomon Smith Barney and the payments may exceed distribution expenses actually incurred. The Company's Board of Directors will evaluate the appropriateness of each Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Salomon Smith Barney, amounts received under the Plan and proceeds of the deferred sales charges.


For the 1997, 1998 and 1999 fiscal years, the following distribution and service fees were accrued and/or paid to Salomon Smith Barney:


Class A

Name of Fund
Fiscal Year
Ended 10/31/97
Fiscal Year
Ended 10/31/98
Fiscal Year
Ended 10/31/99
Global Government Bond
$249,862
$222,926
195,608
International Equity
1,282,917
1,108,230
1,072,787
International Balanced
34,906
24,416
21,777
Emerging Markets
37,470
23,548
13,847
European
32,501
53,687
77,884
Pacific
9,943
5,418
6,297



Class B

Name of Fund
Fiscal Year
Ended 10/31/97
Fiscal Year
Ended 10/31/98
Fiscal Year
Ended 10/31/99
Global Government Bond
$169,569
$127,964
$91,284
International Equity
2,375,547
2,106,818
1,856,625
International Balanced
56,286
41,008
34,584
Emerging Markets
189,861
117,539
57,331
European
302,094
350,335
403,279
Pacific
37,798
28,064
24,979


Class L
(On June 12, 1998, Class C shares were
renamed Class L Shares)

Name of Fund
Fiscal Year
Ended 10/31/97
Fiscal Year
Ended 10/31/98
Fiscal Year
Ended 10/31/98
Global Government Bond
$25,078
$20,234
$14,313
International Equity
2,261,441
1,771,900
1,574,066
International Balanced
42,281
31,758
26,727
Emerging Markets
41,594
29,080
16,714
European
27,521
58,524
119,017524
Pacific
16,217
10,015
19,168

For the fiscal year ended October 31, 1999, Salomon
Smith Barney incurred the following distribution expenses for the funds:






Fund Name





Advertis
ing



Printing
and
Mailing
of
Prospectu
ses




Support
Service
s


Salomon
Smith
Barney
Financial
Consultant
s




Intere
st
Expens
e





Total
Emerging
Markets

$468

$145

$7,073

$4,455

$119

$12,261
European
2,806
930
39,802
30,127
5,188
78,854
Global
Government

2,432

234

58,643

28,037

2,320

91,665
Internatio
nal
Balanced

383

383

106

4,754

2,962

15,821
Internatio
nal Equity

25,260

25,260

6,389

419,641

123,17
0

883,982
Pacific
4,088
816
110
11,852
1,928
22,243


Salomon Smith Barney will pay for the printing, at printer's overrun cost, of prospectuses and periodic reports after they have been prepared, set in type and mailed to shareholders, and will also pay the cost of distributing such copies used in connection with the offering to prospective investors and will also pay for supplementary sales literature and other promotional costs. Such expenses incurred by Salomon Smith Barney are distribution expenses within the meaning of the Plans and may be paid from amounts received by Salomon
Smith Barney from the Company under the Plans.

Brokerage and Portfolio Transactions

The Manager is responsible for allocating the Company's brokerage. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Salomon Smith Barney. No fund will deal with Salomon Smith Barney in any transaction in which Salomon Smith Barney acts as principal.

The Company attempts to obtain the most favorable execution of each portfolio transaction in the International Equity Portfolio, the Pacific Portfolio, the European Portfolio, the International Balanced
Portfolio and the Emerging Markets Portfolio, that is, the best combination of net price and prompt reliable execution. In the opinion of the Manager, however, it is not possible to determine in advance that any particular broker will actually be able to effect the most favorable execution because, in the context of a constantly changing market, order execution involves judgments as to price, commission rates, volume, the direction of the market and the likelihood of future change. In making its decision as to which broker or brokers are most likely to provide the most favorable execution, the management of the Company takes into account the relevant circumstances. These include, in varying degrees, the size of the order, the importance of prompt execution, the breadth and trends of the market in the particular security, anticipated commission rates, the broker's familiarity with such security including its contacts with possible buyers and sellers and its level of activity in the security, the possibility of a block transaction and the general record of the broker for prompt, competent and reliable service in all aspects of order processing, execution and settlement.

Commissions are negotiated and take into account the difficulty involved in execution of a transaction, the time it took to conclude, the extent of the broker's commitment of its own capital, if any, and the price received. Anticipated commission rates are an important consideration in all trades and are weighed along with the other relevant factors affecting order execution set forth above. In allocating brokerage among those brokers who are believed to be capable of providing equally favorable execution, the Company takes into consideration the fact that a particular broker may, in addition to execution capability, provide other services to the Company such as research and statistical information. These various services may, however, be useful to the Manager or Salomon Smith
Barney in connection with its services rendered to other advisory clients and not all such services may be used in connection with the Company. For the fiscal year ended October 31, 1999, the funds did not direct brokerage transactions to brokers because of research services provided.

The Board of Directors of the Company has adopted certain policies and procedures incorporating the standard of Rule 17e-1 issued by the SEC under the 1940
Act which requires that the commissions paid to Salomon
Smith Barney must be "reasonable and fair compared to the commission fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." The Rule and the policy and procedures also contain review requirements and require the Manager to furnish reports to the Board of Directors and to maintain records in connection with such reviews. In all trades directed to Salomon Smith
Barney, the Company has been assured that its orders will be accorded priority over those received from Salomon Smith Barney for its own accounts or for any of its directors, officers or employees. The Company will not deal with Salomon Smith Barney in any transaction in which Salomon Smith Barney acts as principal.

In placing orders for the Global Government Bond
Portfolio's transactions, the Manager seeks to obtain the best net results. The Manager has no agreement or commitment to place orders with any broker-dealer.
Debt securities are generally traded on a "net" basis with a dealer acting as principal for its own account without stated commission, although the price of the security usually includes a profit to the dealer.
United States and foreign government securities and money market instruments are generally traded in the OTC markets. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Dealers may receive commissions on Futures, currency and options transactions purchased on behalf of the fund. Commissions or discounts in foreign securities exchanges or OTC markets typically are fixed and generally are higher than those in U.S. securities exchanges or OTC markets.

The Company effects transactions with a view towards attaining each fund's investment objective, and although it is not limited by a predetermined rate of portfolio turnover, it is expected that the annual turnover rate for each of the International Equity
Portfolio, the Global Government Bond Portfolio, the
European Portfolio, the Pacific Portfolio and the equity portion of each of the International Balanced
Portfolio and the Emerging Markets Portfolio will not exceed 100% in normal circumstances and that the annual turnover rate for the debt portion of each of the International Balanced Portfolio and the Emerging
Markets Portfolio will not exceed 200% in normal circumstances. A high portfolio turnover results in correspondingly greater transaction costs in the form of brokerage commissions or dealer spreads that a fund will bear directly, and may result in the realization of net capital gains, distributions of which are taxable to shareholders.

Shown below are the total brokerage fees paid by the Company on behalf of the International Equity
Portfolio, European Portfolio, Pacific Portfolio,
International Balanced Portfolio and the Emerging
Markets Portfolio during , 1997, 1998 and 1999. Also shown is the portion paid to Salomon Smith Barney and the portion paid to other brokers for the execution of orders allocated in consideration of research and statistical services or solely for their ability to execute the order. During fiscal year 1999, the total amount of commissionable transactions was $
1,034,377,889 of which $ 67,234,562 (6.50%) was
directed to Salomon Smith Barney and executed by unaffiliated brokers and $967,143,327 (93.50%) of which was directed to other brokers.
Commissions

Total
To Salomon Smith Barney
To Others
1997
3,310,496
$52,098*
1.57%
$3,258,398
98.43
%
1998
2,626,706
189,693*
7.22
2,437,013
92.78
1999
2,594,887
161,411
6.22
2,433,476
93.78

* Directed to Salomon Smith Barney and executed by unaffiliated brokers.

CUSTODIAN

Portfolio securities and cash owned by the Company are held in the custody of The Chase Manhattan Bank, Chase
Metrotech Center, Brooklyn, New York 11245.

INDEPENDENT AUDITORS

KPMG LLP, 757 Third Avenue, New York, New York 10017, has been selected as the Company's independent auditors to examine and report on the financial statements and financial highlights of the Company for its fiscal year ending October 31, 2000.

VOTING

As permitted by Maryland law, there will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders. At that time, the directors then in office will call a shareholders' meeting for the election of directors. The directors must call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of the Company. At such a meeting, a director may be removed after the holders of record of at least a majority of the outstanding shares of the Company have voted that the director be removed by votes cast in person or by proxy. The Company will assist shareholders in calling such a meeting as required by the 1940 Act. Except as set forth above, the directors shall continue to hold office and may appoint successor directors.

As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Company (or the affected fund or class) or (b) 67% or more of such shares present at a meeting if more than 50% of the outstanding shares of the Company (or the affected fund or class) are represented at the meeting in person or by proxy.

The following table contains a list of shareholders who of record or beneficially owned at least 5% of the outstanding shares of a particular class of shares of a fund of the Company as of February 7, 2000.

INTERNATIONAL BALANCED PORTFOLIO CLASS L                   PERCENTAGE OF
SHARES
1
Daniel H. & Margaret L. Becker
Charitable Remainder Unitrust
Attn: A N Plato Jr. TTTEE
1111 Baordman Canfield Road
Youngstown Oh 44512-4062
5.8390
PACIFIC PORTFOLIO CLASS A
PERCENTAGE OF SHARES
1
Michael F. Konak
Holanda 337, D-805
Santiago Chile
5.1358
PACIFIC PORTFOLIO CLASS L
PERCENTAGE OF SHARES
1
Molly F. Greene and George C. Greene JTWROS
P.O. Box 30712
Charleston, SC 29417-0712
5.4761
GLOBAL GOVERNMENT BOND PORTFOLIO CLASS Y                  PERCENTAGE OF
SHARES
1
Salomon Smith Barney
Concert Allocation Series Inc.
Balanced Portfolio PNC Bank, NA
Attn: Beverly Timson
200 Stevens Drive
Suite 440
Lester, PA 19113-1522
53.5829
2
Salomon Smith Barney
Concert Allocation Series, Inc.
Select Balanced Portfolio
PNC Bank Attn:  Beverly Timpson
200 Steven Drive Suite 440
Lester, Pa  19113-1522
20.0873
3
Salomon Smith Barney
Concert Allocation Series Inc.
Conservative Portfolio PNC Bank, NA
Attn: Beverly Timson
200 Stevens Drive
Suite 440
Lester, PA 19113-1522
14.6620
4
Salomon Smith Barney
Concert Allocation Series
Select Balanced Portfolio PNC Bank, NA
Attn:  Beverly Timson
200 Stevens Drive
Suite 440
Lester, PA  19113-1522
5.8752


EMERGING MARKETS PORTFOLIO CLASS A                                 PERCENTAGE
OF SHARES
1
Pension Plan of Grand Lodge
Of Free and Accepted Masons of
PA and of the Masonic Homes
One North Broad Street
Philiadelphia, Pa  19107-2520
5.7923

OTHER INFORMATION ABOUT THE COMPANY

General. The Company, an open-end investment company, was incorporated in Maryland on March 22, 1991. The
Company has an authorized capital of 1,000,000,000 shares with a par value of $.001 per share. The Board of Directors has authorized the issuance of six series of shares, each representing shares in one of six separate funds and may authorize the issuance of additional series of shares in the future. The assets of each fund are segregated and separately managed and a shareholder's interest is in the assets of the fund in which he or she holds shares. Class A, Class B, Class L, Class Y shares of a fund (and Class Z shares of International Equity Portfolio) represent interests in the assets of the fund and have identical voting, dividend, liquidation and other rights on the same terms and conditions except that expenses related to the distribution of each Class of shares are borne solely by each Class and each Class of shares has exclusive voting rights with respect to provisions of the fund's Rule 12b-1 distribution plan which pertain to a particular Class.

Shareholder Meetings. As described under ''Voting,'' the Company ordinarily will not hold meetings of shareholders annually; however, shareholders have the right to call a meeting upon a vote of 10% of the Company's outstanding shares for the purpose of voting to remove directors, and the Company will assist shareholders in calling such a meeting as required by the 1940 Act. Shares do not have cumulative voting rights or preemptive rights and are fully paid, transferable and nonassessable when issued for payment as described in this Prospectus.

Minimum Account Size. The Company reserves the right to involuntarily liquidate any shareholder's account in the fund if the aggregate net asset value of the shares held in the fund account is less than $500. (If a shareholder has more than one account in this fund, each account must satisfy the minimum account size.)
The Company, however, will not redeem shares based solely on market reductions in net asset value. Before the Company exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

Transfer Agent and Sub-Transfer Agent:   Smith Barney
Private Trust Company, located at 388 Greenwich Street,
New York, New York 10013 serves as the Transfer Agent and shareholder services agent for the fund. PFPC
Global Fund Services, located at P.O. Box 9699
Providence, R.I. 02940-9699 serves as the fund's sub-trnasfer agent to render certain shareholder record keeping and accounting services functions.

Annual and Semi-Annual Reports. Management's discussion and analysis, and additional performance information regarding the funds during the fiscal year ended October 31, 1999 is included in the annual report dated October 31, 1999. A copy of the annual report may be obtained upon request and without charge from a Salomon Smith Barney Financial Consultant or by writing or calling the Company at the address or phone number listed on page one of this statement of additional information.

The Company sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Company at the end of the period covered. In an effort to reduce the Company's printing and mailing costs, the Company plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to their account should contact their Salomon Smith Barney Financial Consultant or the transfer agent.


FINANCIAL STATEMENTS

The following financial information is hereby incorporated by reference to the indicated pages of the Company's 1999 Annual Report to Shareholders( filed on
January 6, 2000; Accession number 0000091155-00-
000018), copies of which are furnished with this Statement of Additional Information.


APPENDIX - RATINGS OF DEBT OBLIGATIONS BOND (AND NOTE) RATINGS

Moody's Investors Service, Inc. ("Moody's")

	Aaa - Bonds that are rated "Aaa" are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as "gilt edge."  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

	Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.

	A - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

	Baa - Bonds that are rated "Baa" are considered as medium grade obligations,
i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

	Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

	B - Bonds that are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

	Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

	Ca - Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

	C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

	Moody's applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Ratings Group ("Standard & Poors")

	AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong.

	AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

	A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

	BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

	BB, B and CCC - Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree if speculation than B and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

	C - The rating C is reserved for income bonds on which no interest is being paid.

	D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

	S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA category.

COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated "Prime-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Ratings Group

	A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.  Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

	A-2 - Capacity for timely payment on issues with this designation is strong.
However, the relative degree of safety is not as high as for issues designated A-1.




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U/legal/funds/sbwf/2000/secdocs/SAI2000
A-3


PART C Other Information

Item 23.	Exhibits

a.1	Articles of Incorporation (1)
a.2	Articles Supplementary to Articles of
Incorporation for
	International Equity Portfolio (2)
a.3	Articles of Amendment to the Articles of
Incorporation
	for the Fund dated November 10, 1992 (3)
a.4	Articles Supplementary to Articles of
Incorporation for
	the Fund dated December 8, 1992 (3)
a.5	Articles Supplementary to Articles of
Incorporation for
	Pacific Portfolio and European Portfolio(10)
a.6	Articles Supplementary to Articles of
Incorporation for
	International Balanced Portfolio (11)
a.7	Form of Articles Supplementary to Articles of
	Incorporation for Emerging Markets Portfolio(12)
a.8	Articles of Amendment to the Articles of
Incorporation
	for the Fund dated June 4, 1991(13)
a.9	Articles Supplementary to Articles of
Incorporation for
	the Fund dated July 13, 1994 (13)
a.10	Articles of Amendment to Articles of Incorporation
for
	the Fund dated November 3, 1994(13)
a.11	Articles of Amendment to Articles of Incorporation
for
	the Fund dated November 3, 1994(13)
a.12	Articles Supplementary to Articles of
Incorporation for
	the Fund dated November 3, 1994(13)
a.13	Articles Supplementary to Articles of
Incorporation for
	Emerging Markets Portfolio dated November 10,
1994(13)
   a.14	Articles of Amendment for the Fund dated
June 4, 1998(18)
b.	Bylaws (4)
c.	Form of Stock Certificates for the International
	Equity Portfolio, the Global Government Bond
	Portfolio, the Pacific Portfolio and the European
	Portfolio (9)

d.1	Form of Management Agreement for Global Government
Bond Portfolio
(16)
d.2	Form of Management Agreement for International
Equity Portfolio (16)
d.3	Form of Management Agreement for Pacific Portfolio
(16)
d.4	Form of Management Agreement for European
Portfolio (16)
d.5	Form of Management Agreement for International
Balanced Portfolio
(16)
d.6	Form of Management Agreement for Emerging Markets
Portfolio (16)
d.7	Form of Subadvisory Agreements(16)

e.1	Form of Distribution Agreement (16)
   e.2	Selling Group Agreement (18)
e.3	Form of Distribution Agreement (17)
f.	Not applicable
g.	Form of Custodian Agreement (15)
h.	Form of Transfer Agency Agreement  (16)
i.	Opinion and Consent of Counsel (6)
j.	Auditors' Consent is filed herewith.
k.	Not applicable
l.	Form of Subscription Agreement (4)
   m.1	Form of Amended Plan of Distribution
Pursuant
to Rule 12b-1(18)
m.2	Plan of Distribution Pursuant to Rule 12b-1for
Global Government
Bond Portfolio (16)
m.3	Plan of Distribution Pursuant to Rule 12b-1for
International Equity Portfolio (16)

m.4	Plan of Distribution Pursuant to Rule 12b-1 for
Pacific Portfolio
(16)
m.5	Plan of Distribution Pursuant to Rule 12b-1 for
European Portfolio
(16)
m.6	Plan of Distribution Pursuant to Rule 12b-1 for
International
Balanced Portfolio (16)
m.7	Plan of Distribution Pursuant to Rule 12b-1 for
Emerging Markets
Portfolio(16)

n.	Financial Data Schedule is filed herewith

   o.	Rule 18f-3 Plan(18)

Footnotes:

	(1) Incorporated by reference to to the Fund's
Registration
	Statement on Form N-1A filed on March 26, 1991.

	(2) Incorporated by reference to Post-Effective
Amendment
	No. 2 to the Fund's Registration Statement on Form
N-1A filed
	on September 24, 1991.

	(3) Incorporated by reference to Post-Effective
Amendment
	No. 6 to the Fund's Registration Statement on Form
N-1A filed
	on December 21, 1992.

	(4) Incorporated by reference to Pre-Effective
Amendment
	No. 1 to the Fund's Registration Statement on Form
N-1A filed
	on May 27, 1991.

	(5) Intentionally left blank.

	(6) Incorporated by reference to Pre-Effective
Amendment
	No. 2 to the Fund's Registration Statement on Form
N-1A filed
	on June 14, 1991.

	(7) Intentionally left blank.

	(8) Incorporated by reference to Post-Effective
Amendment
	No. 3 to the Fund's Registration Statement on Form
N-1A filed
	on January 17, 1992.

	(9) Incorporated by reference to Post-Effective
Amendment
	No. 8 to the Fund's Registration Statement on Form
N-1A filed
	on November 5, 1993.

	(10) Incorporated by reference to Post-Effective
Amendment
	No. 9 to the Fund's Registration Statement on Form
N-1A filed
	on January 4, 1994.

	(11) Incorporated by reference to Post-Effective
Amendment
	No. 12 to the Fund's Registration Statement on
Form N-1A filed
	on July 27, 1994.

	(12) Incorporated by reference to Post-Effective
Amendment
	No. 14 to the Fund's Registration Statement on
Form N-1A filed
	on October 31, 1994.

	(13) Incorporated by reference to Post-Effective
Amendment
	No. 15 to the Fund's Registration Statement on
Form N-1A filed
	on February 28, 1995.

	(14) Incorporated by reference to Post-Effective
Amendment
	No. 17 to the Fund's Registration Statement on
Form N-1A filed
	on February 28, 1996.

	(15) Incorporated by reference to Post-Effective
Amendment
	No. 18 to the Fund's Registration Statement on
Form N-1A filed
	on December 27, 1996.

	(16) Incorporated by reference to Post-Effective
Amendment
	No. 19 to the Fund's Registration Statement on
Form N-1A filed
	on February 21, 1997.

	(17) Incorporated by reference to Post-Effective
Amendment
	No. 22 to the Fund's Registration Statement on
Form N-1A filed
	on December 29, 1998.

   	(18)  Incorporated by reference to Post-Effective
Amendment
	No. 23 to the Fund's Registration Statement on
Form N1-A filed
	On February 25, 1999.



Item 24.	Persons Controlled by or under Common
		 Control with Registrant

		None.


Item 25.	Indemnification

		Reference is made to Article IX, of
Registrant's Articles
		of Incorporation for a complete statement of its terms.

		Registrant is a named assured on a joint insured bond pursuant
		to Rule 17g-1 of the Investment Company Act of 1940. Other
		assureds include SSBC Fund Management Inc.
		(Registrant's Adviser) and affiliated
investment companies.

Item 26.	Business and other Connections of Investment
Adviser


Investment Adviser - SSB Citi Fund Management LLC ("SSB
Citi")
(successor to as Mutual Management Corp. Smith Barney
Mutual Funds
Management Inc. and Smith, Barney Advisers, Inc.) was incorporated in December 1968 under the laws of the State of Delaware. On September 21, 1999, SSB Citi was converted into a Delaware Limited Liability Company. SSB
Citi is a wholly owned subsidiary of Salomon Smith
Barney Holdings Inc. ("Holdings"), which in turn is a wholly owned subsidiary of Citigroup Inc. (formerly known as Travelers Group Inc.). SSB Citi is registered as an investment adviser under the Investment Advisers
Act of 1940 (the "Advisers Act") and has, through its predecessors, been in the investment counseling business since 1968.

The list required by this Item 26 of officers and directors of SSB Citi together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM
ADV filed by SSB Citi pursuant to the Advisers Act (SEC
File No. 801-8314).



Item 27.	Principal Underwriters


(a) CFBDS, Inc. the Registrant's Distributor, is also the distributor for

CitiFundsSM International Growth & Income Portfolio,
CitiFundsSM International Equity Portfolio, CitiFundsSM
Large Cap
Growth Portfolio, CitiFundsSM Intermediate Income
Portfolio,
CitiFundsSM Short-Term U.S. Government Income Portfolio,
CitiFundsSM Emerging Asian Markets Equity Portfolio,
CitiFundsSM U.S. Treasury Reserves, CitiFundsSM Cash
Reserves,
CitiFundsSM Premium U.S. Treasury Reserves,
CitiFundsSM Premium Liquid Reserves, CitiFundsSM
Institutional U.S.
Treasury Reserves, CitiFundsSM Institutional Liquid
Reserves,
SM Institutional Cash Reserves, CitiFundsSM Tax Free
Reserves,
CitiFundsSM Institutional Tax Free Reserves,
CitiFundsSM California Tax Free Reserves,
CitiFundsSM Connecticut Tax Free Reserves,
CitiFundsSM New York Tax Free Reserves, CitiFundsSM
Balanced Portfolio,
CitiFundsSM Small Cap Value Portfolio, CitiFundsSM
Growth & Income
Portfolio,CitiFundsSM Small Cap Growth Portfolio,
CitiFundsSM National
Tax Free Income Portfolio, CitiFundsSM New York Tax Free
Income
Portfolio,CitiSelect VIP Folio 200, Citiselect VIP Folio
300,
CitiSelect VIP Folio 400, CitiSelect VIP Folio 500,
CitiFundsSM Small Cap Growth VIP Portfolio, CitiSelect
Folio 200,
CitiSelect Folio 300, CitiSelect Folio 400, and
CitiSelect Folio
500.

CFBDS is also the placement agent for Large Cap Value
Portfolio,
International Portfolio, Foreign Bond Portfolio,
Intermediate Income Portfolio, Short-Term Portfolio,
Growth & Income Portfolio, Large Cap Growth Portfolio,
Small Cap Growth Portfolio, International Equity
Portfolio,
Balanced Portfolio, Government Income Portfolio,
Emerging
Asian Markets Equity Portfolio, Tax Free Reserves
Portfolio,
Cash Reserves Portfolio and U.S. Treasury Reserves
Portfolio.

CFBDS, Inc. is also the distributor for the following
Smith Barney Mutual Fund registrants:
Concert Investment Series
Consulting Group Capital Markets Funds
Greenwich Street Series Fund
Smith Barney Adjustable Rate Government Income Fund
Smith Barney Aggressive Growth Fund Inc.
Smith Barney Appreciation Fund Inc.
Smith Barney Arizona Municipals Fund Inc.
Smith Barney California Municipals Fund Inc.
Smith Barney Concert Allocation Series Inc.
Smith Barney Equity Funds
Smith Barney Fundamental Value Fund Inc.
Smith Barney Funds, Inc.
Smith Barney Income Funds
Smith Barney Institutional Cash Management Fund, Inc.
Smith Barney Investment Trust
Smith Barney Investment Funds Inc.
Smith Barney Managed Governments Fund Inc.
Smith Barney Managed Municipals Fund Inc.
Smith Barney Massachusetts Municipals Fund
Smith Barney Money Funds, Inc.
Smith Barney Muni Funds
Smith Barney Municipal Money Market Fund, Inc.
Smith Barney Natural Resources Fund Inc.
Smith Barney New Jersey Municipals Fund Inc.
Smith Barney Oregon Municipals Fund Inc.
Smith Barney Principal Return Fund
Smith Barney Small Cap Blend Fund, Inc.
Smith Barney Telecommunications Trust
Smith Barney Variable Account Funds
Travelers Series Fund Inc.
And various series of unit investment trusts.

CFBDS also serves as the distributor for the following funds: The
Travelers Fund UL for Variable Annuities, The Travelers
Fund VA for
Variable Annuities, The Travelers Fund BD for Variable
Annuities, The
Travelers Fund BD II for Variable Annuities, The
Travelers Fund BD
III for Variable Annuities, The Travelers Fund BD IV for
Variable
Annuities, The Travelers Fund ABD for Variable
Annuities, The
Travelers Fund ABD II for Variable Annuities, The
Travelers Separate
Account PF for Variable Annuities, The Travelers
Separate Account PF
II for Variable Annuities, The Travelers Separate
Account QP for
Variable Annuities, The Travelers Separate Account TM for Variable
Annuities, The Travelers Separate Account TM II for
Variable
Annuities, The Travelers Separate Account Five for
Variable
Annuities, The Travelers Separate Account Six for
Variable Annuities,
The Travelers Separate Account Seven for Variable
Annuities, The
Travelers Separate Account Eight for Variable Annuities,
The
Travelers Fund UL for Variable Annuities, The Travelers
Fund UL II
for Variable Annuities, The Travelers Variable Life
Insurance
Separate Account One, The Travelers Variable Life
Insurance Separate
Account Two, The Travelers Variable Life Insurance
Separate Account
Three, The Travelers Variable Life Insurance Separate
Account Four,
The Travelers Separate Account MGA, The Travelers
Separate Account
MGA II, The Travelers Growth and Income Stock Account for Variable
Annuities, The Travelers Quality Bond Account for
Variable Annuities,
The Travelers Money Market Account for Variable
Annuities, The
Travelers Timed Growth and Income Stock Account for
Variable
Annuities, The Travelers Timed Short-Term Bond Account for Variable
Annuities, The Travelers Timed Aggressive Stock Account for Variable
Annuities, The Travelers Timed Bond Account for Variable
Annuities.


CFBDS, Inc. is also the distributor for the following
Salomon Brothers funds;
Salomon Brothers Opportunity Fund Inc
Salomon Brothers Investors Fund Inc
Salomon Brothers Capital Fund Inc
Salomon Brothers Series Funds Inc
Salomon Brothers Institutional Series Funds Inc
Salomon Brothers Variable Series Funds Inc

In addition, CFBDS is also the distributor for the Centurion Funds,
Inc.

(b)	The information required by this Item 27 with
respect to each
director and officer of CFBDS is incorporated by reference to
Schedule A of Form BD filed by CFBDS pursuant to the Securities and
Exchange Act of 1934 (File No. 8-32417).

(c)	Not applicable.


Item 28.	Location of Accounts and Records

	(1)	With respect to the Registrant,
		Investment Adviser and Administrator:
		c/o Salomon Smith Barney Inc.
		388 Greenwich Street
		New York, New York  10013

	(2)	With respect to the Registrant's Custodian:
		The Chase Manhattan Bank of New York
		Chase Metrotech Center
		Brooklyn, New York  11245


	(3)	With respect to the Registrant's Transfer
Agent:
		Smith Barney Private Trust Company
		388 Greenwich Street
		New York, New York  10013

	(4)	With respect to the Registrant's Sub-
Transfer Agent:
		PFPC Global Fund Services
		Exchange Place
		Boston, Massachusetts  02109



Item 29.	 Management Services

		 There are no management related service
contracts not
discussed in Part A or Part B.

Item 30.	 Undertakings

		None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities
 Act") and the Investment Company Act of 1940, the
Registrant certifies
 that it meets all of the requirements for effectiveness of this Post-
Effective Amendment to its Registration Statement under rule 485(b) under the Securities Act and has duly caused this Post-
Effective Amendment to
its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York and State of New
York on the 25th day
 of February 2000.




			SMITH BARNEY WORLD FUNDS, INC.

			BY /s/ Heath B. McLendon
			   Heath B. McLendon,
			    Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this
 Post-
Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures		Title					Date


/s/ Heath B. McLendon	Director, and
(Heath B. McLendon)	Chief Executive Officer
	   2/25/00



/s/Victor Atkins*       	Director


   2/25/00
(Victor Atkins)

/s/Abraham E. Cohen*		Director
	   2/25/00
Abraham E. Cohen

/s/Robert Frankel*         	Director
	   2/25/00
(Robert Frankel)

/s/ Michael Gellert*		Director
	   2/25/00
(Michael Gellert)

/s/Rainer Greeven*         	Director
	   2/25/00
(Rainer Greeven)

/s/Susan M. Heilbron*		Director
	   2/25/00
(Susan M. Heibron)

/s/ Lewis E. Daidone		(Treasurer
	   2/25/00
(Lewis E. Daidone)	Principal Financial
Officer) and Principal
Accounting Officer

*By:/s/ Christina T. Sydor
	   2/25/00
(Christina T. Sydor)
Pursuant to Power of Attorney

EXHIBIT INDEX

j.  Auditor's Consent
n.  Financial Data Schedule
    Cover